UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2016 (Unaudited)

	Principal
Bonds and Notes - 14.5%	Amount ($)		Value ($)
Casinos - .0%
Agua Caliente Band of Cahuilla Indians, Sr.
Scd. Notes, 6.08%, 10/01/16	58,000	[a]	58,326
Agua Caliente Band of Cahuilla Indians, Sr.
Scd. Notes, 6.44%, 10/01/16	57,000	[a]	57,416
			115,742
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser.
2012-C1, Cl. A3, 3.40%, 5/10/45	105,000		110,815
WFRBS Commercial Mortgage Trust, Ser.
2011-C5, Cl. A2, 2.68%, 11/15/44	104,995		105,359
WFRBS Commercial Mortgage Trust, Ser.
2013-C13, Cl. A4, 3.00%, 5/15/45	540,000		558,263
			774,437
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes,
6.15%, 3/01/37	265,000		319,682
Amazon.com, Sr. Unscd. Notes, 2.50%,
11/29/22	435,000		443,934
Comcast, Gtd. Notes, 3.13%, 7/15/22	610,000		641,276
eBay, Sr. Unscd. Notes, 2.60%, 7/15/22	325,000		315,919
Hyundai Capital America, Sr. Unscd. Notes,
2.40%, 10/30/18	195,000	[a]	197,007
Scripps Networks Interactive, Sr. Unscd.
Notes, 2.80%, 6/15/20	345,000		348,125
Time Warner, Gtd. Notes, 4.00%, 1/15/22	470,000		503,389
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	165,000	[a]	163,976
			2,933,308
Consumer Staples - .3%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/01/46	375,000		419,641
CVS Health, Sr. Unscd. Notes, 4.88%,
7/20/35	340,000		387,405
Kroger, Sr. Unscd. Notes, 2.60%, 2/01/21	235,000		240,852
PepsiCo, Sr. Unscd. Notes, 4.50%, 1/15/20	375,000		414,695
			1,462,593
Energy - .3%
Apache, Sr. Unscd. Notes, 3.25%, 4/15/22	265,000		264,473
BP Capital Markets, Gtd. Notes, 4.75%,
3/10/19	255,000		274,402
Enterprise Products Operating, Gtd. Notes,
2.55%, 10/15/19	200,000		203,148
Exxon Mobil, Sr. Unscd. Notes, 1.71%,
3/01/19	280,000		282,264
Petrobras Global Finance, Gtd. Notes,
6.13%, 10/06/16	185,000		186,619
Spectra Energy Partners, Sr. Unscd. Notes,
3.50%, 3/15/25	195,000		192,993
			1,403,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Financials - 2.6%
AerCap Ireland Capital, Gtd. Notes, 3.95%,
2/01/22	170,000		170,043
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	645,000		655,679
Bank of America, Sub. Notes, Ser. L, 3.95%,
4/21/25	525,000		525,059
BlackRock, Sr. Unscd. Notes, 6.25%,
9/15/17	420,000		447,233
Boston Properties, Sr. Unscd. Notes, 4.13%,
5/15/21	360,000		388,790
Citigroup, Sr. Unscd. Bonds, 2.50%,
7/29/19	195,000		197,729
Citigroup, Sr. Unscd. Notes, 2.50%,
9/26/18	465,000		472,793
Citizens Financial Group, Sub. Notes,
4.15%, 9/28/22	545,000	[a]	562,496
Ford Motor Credit, Sr. Unscd. Notes, 3.00%,
6/12/17	465,000		471,634
GE Capital International Funding, Gtd.
Notes, 2.34%, 11/15/20	410,000	[a]	418,358
General Electric, Sub. Notes, 5.30%,
2/11/21	142,000		163,334
Goldman Sachs Group, Sub. Notes, 6.75%,
10/01/37	530,000		646,478
HSBC Finance, Sub. Notes, 6.68%, 1/15/21	642,000		728,548
JPMorgan Chase & Co., Sub. Notes, 3.38%,
5/01/23	425,000		428,423
MetLife, Sr. Unscd. Notes, 7.72%, 2/15/19	345,000		398,045
Morgan Stanley, Sub. Notes, 4.88%,
11/01/22	735,000		799,023
NYSE Holdings, Gtd. Notes, 2.00%,
10/05/17	460,000		463,898
Rabobank Nederland, Gtd. Notes, 4.50%,
1/11/21	530,000		584,546
Royal Bank of Canada, Sr. Unscd. Bonds,
1.25%, 6/16/17	520,000		520,298
Simon Property Group, Sr. Unscd. Notes,
5.65%, 2/01/20	550,000		617,795
Societe Generale, Sub. Notes, 4.75%,
11/24/25	510,000	[a]	515,686
Total System Services, Sr. Unscd. Notes,
4.80%, 4/01/26	350,000		370,185
Toyota Motor Credit, Sr. Unscd. Bonds,
1.55%, 7/13/18	325,000		327,295
Wells Fargo & Co., Sub. Notes, 4.90%,
11/17/45	300,000		324,056
Wells Fargo Bank, Sr. Unscd. Notes, 1.75%,
5/24/19	315,000		316,154
			11,513,578
Foreign/Governmental - .3%
Mexican Government, Sr. Unscd. Notes,
5.63%, 1/15/17	315,000	[b]	323,978
Petroleos Mexicanos, Gtd. Notes, 4.88%,
1/24/22	550,000		551,031
Province of Ontario Canada, Sr. Unscd.
Bonds, 4.00%, 10/07/19	330,000		356,564
			1,231,573

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Health Care - .3%
AbbVie, Sr. Unscd. Notes, 1.80%, 5/14/18	300,000		300,738
Amgen, Sr. Unscd. Notes, 5.65%, 6/15/42	535,000		631,726
Biogen, Sr. Unscd. Notes, 2.90%, 9/15/20	345,000		355,652
Celgene, Sr. Unscd. Notes, 2.88%, 8/15/20	265,000		271,752
			1,559,868
Industrials - .4%
ABB Finance USA, Gtd. Notes, 2.88%,
5/08/22	505,000		518,114
American Airlines, Bonds, 3.38%,
11/01/28	334,078		337,836
Burlington North Santa Fe., Sr. Unscd.
Debs., 3.45%, 9/15/21	430,000		459,937
General Electric, Jr. Sub. Debs., Ser. D,
5.00%, 12/29/49	295,000	[c]	309,381
			1,625,268
Information Technology - 1.0%
Adobe Systems, Sr. Unscd. Notes, 3.25%,
2/01/25	305,000		314,899
Apple, Sr. Unscd. Notes, 4.38%, 5/13/45	300,000		318,511
Arrow Electronics, Sr. Unscd. Notes, 3.50%,
4/01/22	385,000		387,298
Diamond 1 Finance, Sr. Scd. Notes, 6.02%,
6/15/26	375,000	[a]	379,778
Fidelity National Information Services, Gtd.
Notes, 3.88%, 6/05/24	465,000		481,401
Flextronics International, Gtd. Notes,
4.75%, 6/15/25	290,000		292,538
Intel, Sr. Unscd. Notes, 2.70%, 12/15/22	290,000		299,949
Intel, Sr. Unscd. Notes, 4.90%, 7/29/45	415,000		465,446
Lam Research, Sr. Unscd. Notes, 3.45%,
6/15/23	180,000		181,604
Microsoft, Sr. Unscd. Notes, 3.75%,
2/12/45	440,000		440,688
Oracle, Sr. Unscd. Notes, 2.25%, 10/08/19	350,000		359,764
Oracle, Sr. Unscd. Notes, 2.50%, 5/15/22	220,000		223,890
Seagate HDD Cayman, Gtd. Bonds, 4.75%,
1/01/25	190,000		146,181
			4,291,947
Materials - .1%
Eastman Chemical, Sr. Unscd. Notes, 3.60%,
8/15/22	460,000		477,885
Municipal Bonds - 1.0%
California Earthquake Authority, Revenue,
2.81%, 7/01/19	350,000		358,554
California Educational Facilities Authority,
Revenue (Stanford University), 5.00%,
10/01/32	375,000		510,971
Chicago, GO, 7.38%, 1/01/33	290,000		295,986
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue Bonds,
3.00%, 7/01/20	900,000		930,825
Massachusetts, GO (Build America Bonds),
4.20%, 12/01/21	210,000		232,342
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, 1.10%, 6/15/16	475,000		475,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
Municipal Bonds - 1.0% (continued)
New York City, GO (Build America Bonds),
6.25%, 6/01/35	345,000		394,608
New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue
(Build America Bonds), 6.28%, 6/15/42	530,000		610,650
Oakland Unified School District, GO (Build
America Bonds), 9.50%, 8/01/34	180,000		213,161
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue, 8.25%, 7/01/24	310,000		318,785
University of California Regents, Limited
Project Revenue, 4.13%, 5/15/45	340,000		357,520
			4,698,459
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 4.45%, 5/15/21	525,000		570,274
Telefonica Emisiones, Gtd. Notes, 5.13%,
4/27/20	575,000		631,577
Verizon Communications, Sr. Unscd. Notes,
3.65%, 9/14/18	280,000		294,191
Verizon Communications, Sr. Unscd. Notes,
6.55%, 9/15/43	245,000		322,097
			1,818,139
U.S. Government Agencies - .1%
Federal National Mortgage Association,
REMIC, Series 2014-28, Cl. ND, 3.00%,
3/25/40	378,008	[d]	390,988
U.S. Government Agencies/Mortgage-Backed - 4.1%
Federal Home Loan Mortgage Corp.
3.00%, 9/1/27	78,174	[d]	80,889
3.50%, 12/1/28-6/1/45	1,103,935	[d]	1,156,571
4.00%, 6/1/26-4/1/44	771,529	[d]	826,306
4.50%, 12/1/40	978,088	[d]	1,081,362
5.00%, 7/1/40	299,292	[d]	330,295
Federal National Mortgage Association
2.50%, 11/1/30	972,840	[d]	998,927
3.00%, 3/1/31-3/1/46	2,669,420	[d]	2,759,493
3.50%, 9/1/26-2/1/46	3,695,255	[d]	3,876,991
4.00%, 8/1/27-12/1/45	887,099	[d]	948,792
4.50%, 4/1/44-8/1/44	807,806	[d]	881,112
5.00%, 2/1/41-11/1/43	893,935	[d]	997,813
5.50%, 4/1/36-1/1/39	646,814	[d]	731,316
Government National Mortgage Association I
3.00%, 4/20/45	348,307		361,091
5.00%, 11/15/34-1/15/39	254,928		286,032
Government National Mortgage Association II
3.00%, 1/20/44	476,713		494,862
3.50%, 4/20/46	543,749		575,137
4.00%, 4/20/46	1,101,917		1,177,330
4.50%, 4/20/46	800,000		861,082
			18,425,401
U.S. Government Securities - 2.7%
U.S. Treasury Bonds, 3.00%, 5/15/45	710,000		764,526
U.S. Treasury Bonds, 2.88%, 8/15/45	320,000		336,050
U.S. Treasury Inflation Protected
Securities, Notes, 1.38%, 1/15/20	451,435	[e]	478,941

	Principal
Bonds and Notes - 14.5% (continued)	Amount ($)		Value ($)
U.S. Government Securities - 2.7% (continued)
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/20	310,103	[e]	314,427
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 7/15/21	945,496	[e]	983,944
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 7/15/25	647,599	[e]	655,775
U.S. Treasury Notes, 0.88%, 5/15/17	95,000		95,152
U.S. Treasury Notes, 0.63%, 9/30/17	1,880,000	[b]	1,876,108
U.S. Treasury Notes, 0.75%, 10/31/17	875,000		874,419
U.S. Treasury Notes, 0.88%, 11/30/17	640,000		640,712
U.S. Treasury Notes, 2.63%, 1/31/18	2,880,000		2,964,770
U.S. Treasury Notes, 1.13%, 1/15/19	1,495,000		1,500,606
U.S. Treasury Notes, 1.13%, 2/28/21	550,000	[b]	544,285
			12,029,715
Utilities - .1%
Exelon, Sr. Unscd. Notes, 3.40%, 4/15/26	280,000		283,371
Total Bonds and Notes
(cost $63,480,973)			65,036,171

Common Stocks - 20.7%	Shares		Value ($)
Consumer Discretionary - 2.7%
Amazon.com	745	[f]	538,479
Brunswick	3,245		155,338
Carnival	15,620		745,699
D.R. Horton	4,810		146,994
Darden Restaurants	10,770		730,529
eBay	33,575	[f]	821,244
Home Depot	12,360		1,633,003
Lowe's	8,115		650,255
Marriott International, Cl. A	10,425		688,467
Nordstrom	3,250		123,435
Royal Caribbean Cruises	5,745		444,606
Sirius XM Holdings	55,655	[f]	223,733
Target	12,385		851,840
Time Warner	11,585		876,521
Twenty-First Century Fox, Cl. A	8,665		250,245
Visteon	10,935		819,906
Walt Disney	14,805		1,468,952
Wyndham Worldwide	10,315		695,128
			11,864,374
Consumer Staples - 2.4%
Altria Group	25,350		1,613,274
ConAgra Foods	17,855		815,973
CVS Health	15,045		1,451,090
Estee Lauder, Cl. A	9,875		906,327
General Mills	9,040		567,531
Kroger	9,945		355,633
Mondelez International, Cl. A	25,280		1,124,707
PepsiCo	15,130		1,530,702
Procter & Gamble	4,200		340,368
Walgreens Boots Alliance	10,640		823,536
Wal-Mart Stores	19,255		1,362,869
			10,892,010
Energy - 1.3%
Exxon Mobil	29,530		2,628,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 20.7% (continued)	Shares		Value ($)
Energy - 1.3% (continued)
Hess	3,230		193,574
HollyFrontier	4,005		107,174
Kinder Morgan	15,595		281,958
Marathon Petroleum	14,925		519,838
Phillips 66	2,445		196,480
Schlumberger	4,365		333,050
Tesoro	9,140		713,651
Valero Energy	15,180		830,346
			5,804,832
Exchange-Traded Funds - .0%
SPDR S&P 500 ETF Trust	215		45,116
Financials - 3.4%
Affiliated Managers Group	3,880	[f]	673,258
American Express	15,575		1,024,212
Ameriprise Financial	8,160		829,627
Bank of America	104,610		1,547,182
Berkshire Hathaway, Cl. B	3,165	[f]	444,809
Citigroup	31,570		1,470,215
Equity Residential	12,260	[g]	848,515
General Growth Properties	30,780	[g]	827,059
Host Hotels & Resorts	12,500	[g]	192,500
JPMorgan Chase & Co.	29,642		1,934,733
Moody's	2,160		213,062
Prudential Financial	11,225		889,581
Public Storage	4,215	[g]	1,069,388
Simon Property Group	990	[g]	195,664
T. Rowe Price Group	10,120		779,847
Travelers	8,590		980,463
Wells Fargo & Co.	23,255		1,179,494
			15,099,609
Health Care - 3.4%
Abbott Laboratories	22,205		879,984
Agilent Technologies	13,040		598,406
AmerisourceBergen	3,255		244,060
Amgen	9,110		1,438,924
Anthem	3,850		508,816
Biogen	875	[f]	253,514
Charles River Laboratories International	2,430	[f]	208,810
Cigna	3,770		482,975
DENTSPLY SIRONA	9,810		609,790
Express Scripts Holding	12,300	[f]	929,265
Gilead Sciences	15,160		1,319,830
HCA Holdings	8,655	[f]	675,263
Hologic	23,040	[f]	792,806
Johnson & Johnson	19,770		2,227,881
Merck & Co.	27,805		1,564,309
Mylan	12,290	[f]	532,649
Pfizer	55,895		1,939,556
Quintiles Transnational Holdings	2,420	[f]	164,294
			15,371,132
Industrials - 1.7%
3M	4,070		685,062
Allison Transmission Holdings	11,570		325,001
Boeing	8,265		1,042,630
Delta Air Lines	18,860		819,656
General Electric	15,450		467,054

Common Stocks - 20.7% (continued)	Shares		Value ($)
Industrials - 1.7% (continued)
HD Supply Holdings	12,380	[f]	437,014
Honeywell International	2,580		293,681
Illinois Tool Works	2,755		292,113
JetBlue Airways	25,135	[f]	450,671
Lennox International	1,480		203,278
Owens Corning	14,410		735,919
Southwest Airlines	23,675		1,005,714
Spirit AeroSystems Holdings, Cl. A	13,565	[f]	634,571
			7,392,364
Information Technology - 4.1%
Activision Blizzard	23,265		913,384
Alphabet, Cl. A	2,205	[f]	1,651,214
Alphabet, Cl. C	2,205	[f]	1,622,263
Apple	35,450		3,540,037
Cisco Systems	21,290		618,475
Citrix Systems	10,585	[f]	898,878
Electronic Arts	14,490	[f]	1,112,107
Facebook, Cl. A	4,060	[f]	482,369
Intel	12,960		409,406
International Business Machines	9,255		1,422,864
Microsoft	23,630		1,252,390
Motorola Solutions	10,640		737,033
Nuance Communications	28,840	[f]	482,205
Red Hat	6,585	[f]	510,074
Texas Instruments	12,885		780,831
VeriSign	1,675	[f]	143,146
Visa, Cl. A	22,560		1,780,886
			18,357,562
Materials - .6%
Air Products & Chemicals	1,210		172,594
Crown Holdings	3,370	[f]	175,813
Dow Chemical	7,265		373,130
LyondellBasell Industries, Cl. A	10,825		880,722
Nucor	4,130		200,346
Reliance Steel & Aluminum	12,295		914,133
			2,716,738
Telecommunications - .7%
AT&T	21,575		844,661
CenturyLink	25,165		682,475
Verizon Communications	35,590		1,811,531
			3,338,667
Utilities - .4%
Duke Energy	10,455		817,895
FirstEnergy	24,580		806,470
Great Plains Energy	9,105		265,684
			1,890,049
Total Common Stocks
(cost $79,252,711)			92,772,453

Other Investments - 65.0%	Shares		Value ($)
Registered Investment Companies:
ASG Global Alternatives Fund, Cl. Y	1,258,601	[f]	12,246,186
ASG Managed Futures Strategy Fund, Cl. Y	1,032,092		10,867,923
BNY Mellon Corporate Bond Fund, Cl. M	922,038	[h]	11,783,647
BNY Mellon Emerging Markets Fund, Cl. M	1,117,557	[h]	8,873,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments - 65.0% (continued)	Shares		Value ($)
Registered Investment Companies: (continued)
BNY Mellon Focused Equity Opportunities
Fund, Cl. M	2,178,684	[h]	30,632,298
BNY Mellon Income Stock Fund, Cl. M	1,490,422	[h]	12,549,354
BNY Mellon Intermediate Bond Fund, Cl. M	2,042,994	[h]	25,843,876
BNY Mellon International Fund, Cl. M	1,954,234	[h]	21,867,882
BNY Mellon Mid Cap Multi-Strategy Fund,
Cl. M	2,434,605	[h]	35,326,125
BNY Mellon Short-Term U.S. Government
Securities Fund, Cl. M	249,318	[h]	2,944,443
BNY Mellon Small/Mid Cap Fund, Cl. M	676,730	[h]	8,073,388
Dreyfus Floating Rate Income Fund, Cl. Y	822,451	[h]	9,811,843
Dreyfus Global Real Estate Securities Fund,
Cl. Y	879,075	[h]	7,964,421
Dreyfus High Yield Fund, Cl. I	2,180,465	[h]	13,104,595
Dreyfus Institutional Preferred Plus Money
Market Fund	1,045,782	[i]	1,045,782
Dreyfus International Small Cap Fund, Cl. Y	1,123,799	[h]	14,856,624
Dreyfus Research Growth Fund, Cl. Y	550,120	[h]	7,756,689
Dreyfus Select Managers Small Cap Growth
Fund, Cl. Y	677,347	[f,h]	14,109,147
Dreyfus Select Managers Small Cap Value
Fund, Cl. Y	618,911	[h]	12,588,640
Dreyfus U.S. Equity Fund, Cl. Y	149,408	[h]	2,638,551
Dreyfus/Newton International Equity
Fund, Cl. Y	593,730	[h]	10,960,263
Dynamic Total Return Fund, Cl. Y	486,666	[f,h]	7,645,523
Global Stock Fund, Cl. Y	425,272	[h]	7,442,259
Total Other Investments
(cost $275,723,415)			290,932,859
Investment of Cash Collateral for Securities
Loaned - .1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $337,050)	337,050	[i]	337,050

Total Investments (cost $418,794,149)	100.3%		449,078,533
Liabilities, Less Cash and Receivables	(0.3%)		(1,277,021)
Net Assets	100.0%		447,801,512

ETF—Exchange-Traded Fund
GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit
SPDR—Standard & Poor's Depository Receipt

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$2,353,043 or .53% of net assets.
b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $2,744,371 and the value of the collateral held by the fund was $2,811,365, consisting of cash collateral of $337,050 and U.S. Government & Agency securities valued at $2,474,315.
c Variable rate security—rate shown is the interest rate in effect at period end.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.

g	Investment in real estate investment trust.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	46.0
Common Stocks	20.7
Mutual Funds: Foreign	18.8
U.S. Government Agencies/Mortgage-Backed	6.9
Corporate Bonds	6.1
Municipal Bonds	1.0
Money Market Investments	.3
Foreign/Governmental	.3
Commercial Mortgage-Backed	.2
Exchange-Traded Funds	.0
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $30,284,384, consisting of $37,788,413 gross unrealized appreciation and $7,504,029 gross unrealized depreciation At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.8%	Rate (%)	Date	Amount ($)		Value ($)
Casinos - .1%
Agua Caliente Band of Cahuilla Indians,
Sr. Scd. Notes	6.08	10/1/16	346,000	[a]	347,945
Agua Caliente Band of Cahuilla Indians,
Sr. Scd. Notes	6.44	10/1/16	439,000	[a]	442,200
					790,145
Commercial Mortgage Pass-Through Ctfs. - 1.2%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,805,000		1,904,968
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	927,454		930,669
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		9,350,907
					12,186,544
Consumer Discretionary - 2.9%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		6,096,878
Comcast,
Gtd. Notes	3.13	7/15/22	9,270,000		9,745,291
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,465,000		5,514,507
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000		8,107,780
					29,464,456
Consumer Staples - 2.4%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	5,935,000		6,641,514
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	5,540,000		6,312,415
Kroger,
Sr. Unscd. Notes	2.60	2/1/21	3,735,000		3,828,002
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,785,205
					24,567,136
Energy - 2.2%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	4,120,000		4,111,814
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000		4,993,048
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000		3,285,925
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	4,425,000		4,460,785
Petrobras Global Finance,
Gtd. Notes	6.13	10/6/16	2,765,000		2,789,194
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000		3,112,635
					22,753,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 18.5%
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	2,605,000		2,605,651
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000		9,484,477
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000		9,171,027
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,000,000		7,453,887
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,759,592
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	3,095,000		3,138,315
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,075,000		7,193,577
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,829,641
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,313,806
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	6,873,000	[a]	7,013,106
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,087,498
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		11,926,853
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	3,035,000	[a]	3,066,239
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,816,477
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		7,920,514
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,490,848
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	7,340,000		7,402,193
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	8,060,000		8,889,511
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	8,385,000		8,389,813
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		9,864,504
Societe Generale,
Sub. Notes	4.75	11/24/25	8,355,000	[a]	8,448,150
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	5,455,000		5,769,601
Toyota Motor Credit,
Sr. Unscd. Bonds	1.55	7/13/18	5,385,000		5,423,029
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,585,000	[a]	2,568,957
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	4,735,000		5,114,681
Wells Fargo Bank,
Sr. Unscd. Notes	1.75	5/24/19	4,945,000		4,963,114
					187,105,061
Foreign/Governmental - 2.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	[b]	6,145,288

	Coupon	Maturity	Principal
Bonds and Notes - 98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 2.2% (continued)
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	8,605,000		8,621,134
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,023,237
					21,789,659
Health Care - 2.4%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	5,025,000		5,037,362
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		9,393,232
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,772,900
Celgene,
Sr. Unscd. Notes	2.88	8/15/20	4,305,000		4,414,687
					24,618,181
Industrials - 2.8%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,402,366
American Airlines,
Bonds	3.38	11/1/28	5,202,066		5,260,590
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,861,612
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	5,393,000	[c]	5,655,909
General Electric,
Sub. Notes	5.30	2/11/21	2,373,000		2,729,524
					27,910,001
Information Technology - 7.9%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		5,053,877
Amazon.com,
Sr. Unscd. Notes	2.50 11/29/22		6,675,000		6,812,091
Apple,
Sr. Unscd. Notes	4.38	5/13/45	4,895,000		5,197,031
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,653,551
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	5,775,000	[a]	5,848,574
eBay,
Sr. Unscd. Notes	2.60	7/15/22	5,295,000		5,147,052
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	7,445,000		7,707,593
Flextronics International,
Gtd. Notes	4.75	6/15/25	4,895,000		4,937,831
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		4,157,910
Intel,
Sr. Unscd. Notes	4.90	7/29/45	6,550,000		7,346,198
Lam Research,
Sr. Unscd. Notes	3.45	6/15/23	2,760,000		2,784,589
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		7,045,996
Oracle,
Sr. Unscd. Notes	2.25	10/8/19	5,990,000		6,157,103
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	3,670,000		3,734,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 7.9% (continued)
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	3,135,000		2,411,991
					79,996,276
Materials - .7%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,350,083
Municipal Bonds - 7.5%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,839,308
California Educational Facilities Authority,
Revenue (Stanford University)	5.00	10/1/32	6,125,000		8,345,864
Chicago,
GO	7.38	1/1/33	4,710,000		4,807,214
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	14,000,000		14,479,500
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,408,964
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	1.10	6/15/16	7,425,000		7,425,891
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		6,256,531
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,724,315
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,204,017
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,890,000		5,028,583
University of California Regents,
Limited Project Revenue	4.13	5/15/45	5,530,000		5,814,961
					76,335,148
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,668,171
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,319,412
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	4,420,000		4,644,019
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	3,920,000		5,153,557
					28,785,159
U.S. Government Agencies/Mortgage-Backed - 28.6%
Federal Home Loan Mortgage Corporation:
3.00%, 9/1/27			1,275,213	[d]	1,319,496
3.50%, 12/1/28-6/1/45			18,004,467	[d]	18,863,014
4.00%, 6/1/26-4/1/44			12,140,493	[d]	12,997,393
4.50%, 12/1/40			15,530,072	[d]	17,169,849
5.00%, 12/1/39-7/1/40			8,158,411	[d]	9,049,009
Federal National Mortgage Association:
2.50%, 11/1/30			13,729,306	[d]	14,097,473
3.00%, 3/1/31-3/1/46			41,349,727	[d]	42,744,700

	Coupon	Maturity	Principal
Bonds and Notes - 98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 28.6% (continued)
REMIC, Series 2014-28, Cl. ND, 3.00%, 3/25/40			5,832,126	[d]	6,032,389
3.50%, 9/1/26-2/1/46			58,376,951	[d]	61,252,870
4.00%, 8/1/27-12/1/45			13,506,184	[d]	14,448,195
4.50%, 4/1/44-8/1/44			12,676,521	[d]	13,826,631
5.00%, 2/1/41-11/1/43			8,931,395	[d]	9,965,795
5.50%, 3/1/38-1/1/39			8,567,476	[d]	9,689,733
Government National Mortgage Association I:
3.00%, 4/20/45			5,316,270		5,511,396
5.00%, 11/15/34-3/15/36			4,713,801		5,308,556
Government National Mortgage Association II:
3.00%, 1/20/44			7,693,528		7,986,430
3.50%, 4/20/46			8,116,325		8,584,840
4.00%, 4/20/46			16,190,095		17,298,115
4.50%, 4/20/46			12,434,151		13,383,537
					289,529,421
U.S. Government Securities - 16.1%
U.S. Treasury Bonds	3.00	5/15/45	10,750,000		11,575,568
U.S. Treasury Bonds	2.88	8/15/45	5,075,000		5,329,542
U.S. Treasury Inflation Protected
Securities,
Notes	1.38	1/15/20	6,292,558	[e]	6,675,970
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,778,631	[e]	4,845,269
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	14,008,129	[e]	14,577,756
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	12,259,206	[e]	12,413,967
U.S. Treasury Notes	0.63	9/30/17	26,620,000	[b]	26,564,897
U.S. Treasury Notes	0.75	10/31/17	18,215,000		18,202,905
U.S. Treasury Notes	0.88	11/30/17	7,000,000		7,007,791
U.S. Treasury Notes	2.63	1/31/18	21,000,000		21,618,114
U.S. Treasury Notes	1.13	1/15/19	24,250,000		24,340,937
U.S. Treasury Notes	1.13	2/28/21	9,865,000	[b]	9,762,493
					162,915,209
Utilities - .5%
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	4,400,000		4,452,976
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	730,000		730,723
					5,183,699
Total Bonds and Notes
(cost $973,416,098)					1,001,279,579

Other Investment - 2.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $19,860,046)			19,860,046	[f]	19,860,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities
Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,393,250)	6,393,250 [f]	6,393,250
Total Investments (cost $999,669,394)	101.4%	1,027,532,875
Liabilities, Less Cash and Receivables	(1.4%)	(14,516,710)
Net Assets	100.0%	1,013,016,165

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$36,564,812 or 3.61% of net assets.
b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $39,815,638 and the value of the collateral held by the fund was $40,811,888, consisting of cash collateral of $6,393,250 and U.S. Government & Agency securities valued at $34,418,638.
c Variable rate security—rate shown is the interest rate in effect at period end.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	43.2
U.S. Government Agencies/Mortgage-Backed	28.6
U.S. Government Securities	16.1
Municipal Bonds	7.5
Money Market Investments	2.6
Foreign/Governmental	2.2
Commercial Mortgage-Backed	1.2
101.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	12,186,544	-	12,186,544
Corporate Bonds†	-	438,523,598	-	438,523,598
Foreign Government	-	21,789,659	-	21,789,659
Municipal Bonds†	-	76,335,148	-	76,335,148
Mutual Funds	26,253,296	-	-	26,253,296
U.S. Government
Agencies/Mortgage-Backed	-	289,529,421	-	289,529,421
U.S. Treasury	-	162,915,209	-	162,915,209

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $27,863,481, consisting of $29,895,034 gross unrealized appreciation and $2,031,553 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.0%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 15.1%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,368,787
Borgwarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,241,437
Brinker International,
Sr. Scd. Notes	3.88	5/15/23	4,000,000		3,960,972
D.R. Horton,
Gtd. Notes	4.00	2/15/20	5,000,000		5,187,500
Daimler Finance,
Gtd. Notes	2.25	7/31/19	4,000,000	[a]	4,067,584
Ford Motor Credit,
Sr. Unscd. Bonds	4.39	1/8/26	3,000,000		3,225,999
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	3,500,000		3,568,663
General Motors Financial,
Gtd. Notes	4.75	8/15/17	2,000,000		2,066,174
General Motors Financial,
Gtd. Notes	3.70	5/9/23	2,000,000		1,982,564
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		1,994,226
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,445,539
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	1,000,000		1,059,602
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/20	5,000,000	[a,b]	5,027,915
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	6,000,000		6,119,202
Kia Motors,
Sr. Unscd. Notes	3.63	6/14/16	6,800,000	[a]	6,804,910
Kohl's,
Sr. Unscd. Notes	4.25	7/17/25	3,000,000	[b]	2,857,122
Macy's Retail Holdings,
Gtd. Notes	3.45	1/15/21	4,750,000	[b]	4,800,497
Marriott International,
Sr. Unscd. Notes	2.88	3/1/21	3,000,000		3,045,942
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	5,000,000		5,553,070
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	1,000,000		1,026,761
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	5,000,000		5,304,625
NVR,
Sr. Unscd. Notes	3.95	9/15/22	7,000,000		7,218,456
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,500,000		5,549,824
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[a]	4,028,248
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,204,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 15.1% (continued)
Time Warner,
Gtd. Notes	4.00	1/15/22	5,000,000		5,355,205
Volkswagen Group of America Finance,
Gtd. Notes	2.13	5/23/19	5,000,000	[a]	4,976,440
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,000,000	[a]	1,987,588
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000		3,194,934
					120,223,806
Consumer Staples - 3.4%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	7,000,000		7,288,358
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	6,000,000		6,446,520
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[a]	3,060,528
Jb Y Co.,
Gtd. Notes	3.75	5/13/25	6,000,000	[a]	6,121,830
Kraft Heinz Foods,
Gtd. Notes	3.00	6/1/26	2,000,000	[a]	1,981,824
Whole Foods Market,
Sr. Unscd. Notes	5.20	12/3/25	2,000,000	[a]	2,080,792
					26,979,852
Energy - 5.6%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/26	2,750,000		2,938,683
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,000,000		2,994,039
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	3,000,000		3,301,179
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,550,000	[b]	3,372,500
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,000,000		1,252,500
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/22	5,000,000		4,328,230
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	3,000,000	[b]	2,967,435
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000		6,656,250
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,855,000		6,052,565
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,554,818
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000	[b]	3,005,409
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	3,000,000		2,811,720
Sunoco Logistics Partners Operations,
Gtd. Notes	4.25	4/1/24	2,250,000		2,187,680
					44,423,008
Financials - 30.8%
AerCap Aviation Solutions,
Gtd. Notes	6.38	5/30/17	7,845,000		8,129,381
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[a]	7,065,289

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 30.8% (continued)
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	[b]	7,499,422
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	[c]	2,255,625
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,169,534
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,123,935
Barclays,
Sub. Notes	5.20	5/12/26	7,000,000		7,160,146
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/24	4,500,000	[a]	4,646,250
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	[a]	2,282,646
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,282,636
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000		5,224,805
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.88	8/15/22	1,470,000		1,475,232
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[a]	6,068,143
CBRE Services,
Gtd. Notes	4.88	3/1/26	6,000,000		6,093,882
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000	[c]	4,890,625
Citigroup,
Sub. Bonds	4.40	6/10/25	4,000,000		4,107,072
Citizens Financial Group,
Sub. Bonds	3.75	7/1/24	6,000,000		5,904,570
Credit Suisse Group Funding ,
Gtd. Notes	3.80	9/15/22	7,000,000		7,069,279
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,595,000		7,204,991
DDR,
Sr. Unscd. Notes	3.50	1/15/21	4,500,000		4,590,054
Deutsche Bank,
Sub. Notes	4.50	4/1/25	7,000,000	[b]	6,515,369
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000		2,529,223
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,557,777
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	[a]	6,382,662
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,314,464
HSBC Finance,
Sub. Notes	6.68	1/15/21	6,000,000		6,808,860
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,248,716
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	2,000,000		2,016,110
Kilroy Realty,
Gtd. Notes	4.38	10/1/25	5,000,000		5,274,875
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	2,130,000		2,194,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 30.8% (continued)
Legg Mason ,
Sr. Unscd. Notes	4.75	3/15/26	3,000,000		3,128,157
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	4,200,000		4,458,842
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	7,000,000		7,086,156
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,049,586
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,514,825
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,609,742
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		4,130,456
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	3,000,000		3,025,420
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,065,373
Rabobank,
Bank Gtd. Notes	4.38	8/4/25	5,000,000		5,216,870
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,246,612
Retail Opportunity Investments
Partnership,
Gtd. Notes	5.00	12/15/23	3,500,000		3,599,127
Retail Opportunity Investments
Partnership,
Gtd. Notes	4.00	12/15/24	3,000,000		2,861,955
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,000,000		6,282,792
Royal Bank of Scotland Group,
Sub. Bonds	5.13	5/28/24	5,000,000		4,950,240
Santander Issuances,
Gtd. Notes	5.91	6/20/16	5,750,000	[a]	5,761,155
Societe Generale,
Sub. Notes	4.75	11/24/25	7,000,000	[a]	7,078,043
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		6,991,334
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[a]	5,085,210
UBS Group Funding,
Gtd. Notes	3.00	4/15/21	3,000,000	[a]	3,013,329
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	[a]	1,999,606
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,979,099
Westpac Banking,
Sub. Bonds	4.63	6/1/18	4,750,000		4,995,276
					246,215,656
Foreign/Governmental - 3.0%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[a]	6,757,965
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,058,686
Petroleos Mexicanos,
Gtd. Notes	2.65	7/18/18	5,000,000	[c]	4,967,500

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 3.0% (continued)
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,120,000
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	[a]	6,235,998
					24,140,149
Health Care - 3.6%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	3,000,000		3,007,380
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000		5,157,980
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,045,260
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,766,098
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		5,124,485
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000		4,530,186
Unitedhealth Group,
Sr. Unscd. Notes	3.35	7/15/22	3,000,000		3,171,042
					28,802,431
Industrials - 5.6%
Air Canada,
Notes	3.60	9/15/28	2,953,105	[a]	2,993,710
American Airlines,
Bonds	3.38	11/1/28	4,295,284		4,343,606
Delta Air Lines,
Bonds	3.63	1/30/29	980,193		1,036,554
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,171,258
GATX,
Sr. Unscd. Notes	3.25	3/30/25	4,000,000		3,773,064
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	6,838,000	[c]	7,171,352
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,434,781
Rolls-Royce,
Gtd. Bonds	3.63	10/14/25	4,000,000	[a]	4,154,908
Roper Technologies,
Sr. Unscd. Notes	3.00	12/15/20	3,000,000		3,076,203
Tyco Electronics Group,
Gtd. Notes	3.70	2/15/26	2,000,000		2,062,894
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000	[b]	4,081,108
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,287,680
					44,587,118
Information Technology - 14.0%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,000,000		6,597,282
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,521,227
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,221,670
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	2,000,000		1,987,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon Maturity		Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 14.0% (continued)
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	6,000,000		6,437,544
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	5,850,000		6,194,109
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,809,149
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,094,205
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,000,000		5,057,400
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	3,250,000	[a]	3,291,405
Diamond 1 Finance,
Sr. Scd. Notes	8.10	7/15/36	3,000,000	[a]	3,076,947
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		1,944,118
eBay ,
Sr. Unscd. Notes	3.80	3/9/22	2,500,000		2,600,228
Electronic Arts,
Sr. Unscd. Notes	3.70	3/1/21	1,000,000		1,043,548
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/26	4,426,000		4,693,198
Fidelity National Information Services,
Gtd. Notes	5.00	3/15/22	4,000,000		4,165,516
Fidelity National Information Services,
Gtd. Notes	3.50	4/15/23	2,000,000		2,027,102
Fiserv,
Gtd. Notes	3.50	10/1/22	7,000,000		7,296,142
Flextronics International,
Gtd. Notes	4.75	6/15/25	7,550,000		7,616,062
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,044,905
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		8,061,192
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	1,556,000		1,641,580
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,050,560
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	6,000,000		4,616,250
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	7,500,000		7,932,540
					112,020,929
Materials - 5.1%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	2,500,000	[b]	2,424,225
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	6,385,000	[c]	5,219,737
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[a]	3,125,607
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,985,358
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		4,155,524
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	4,000,000		3,370,000

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - 5.1% (continued)
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	[a]	7,167,482
Glencore Funding,
Gtd. Notes	2.13	4/16/18	5,000,000	[a]	4,852,195
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[a]	2,652,750
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,870,356
					40,823,234
Municipal Bonds - 5.8%
California Earthquake Authority,
Revenue	2.81	7/1/19	7,500,000		7,683,300
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	6,500,000		6,722,625
Illinois,
GO	5.88	3/1/19	1,000,000		1,085,770
Illinois,
GO	6.20	7/1/21	1,100,000		1,196,635
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000		2,538,775
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000		5,713,450
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	1.76	12/15/18	5,000,000		4,925,650
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		2,960,575
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	7,500,000		7,712,550
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	5,000,000		5,955,100
					46,494,430
Telecommunications - 3.8%
America Movil,
Gtd. Notes	5.00	3/30/20	3,980,000		4,383,755
AT&T,
Sr. Unscd. Notes	3.60	2/17/23	7,000,000		7,196,574
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		7,067,008
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	3,000,000		3,329,703
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	7,000,000		8,041,166
					30,018,206
Utilities - 2.2%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,371,120
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,682,063
Exelon,
Sr. Unscd. Notes	2.45	4/15/21	3,000,000		3,007,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 2.2% (continued)
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000	3,067,737
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000	1,999,728
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000	2,134,732
				17,262,799
Total Bonds and Notes
(cost $775,217,926)				781,991,618
Other Investment - 2.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $15,956,931)			15,956,931 [d]	15,956,931
Investment of Cash Collateral for Securities
Loaned - 2.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $22,173,124)			22,173,124 [d]	22,173,124
Total Investments (cost $813,347,981)			102.8%	820,121,673
Liabilities, Less Cash and Receivables			(2.8%)	(22,232,773)
Net Assets			100.0%	797,888,900

BAN—Bond Anticipation Notes
GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$137,111,595 or 17.18% of net assets.
b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $24,086,011 and the value of the collateral held by the fund was $24,885,198, consisting of cash collateral of $22,173,124 and U.S. Government & Agency securities valued at $2,712,074.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	89.2
Municipal Bonds	5.8
Money Market Investments	4.8
Foreign/Governmental	3.0
102.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	711,357,039	-	711,357,039
Foreign Government	-	24,140,149	-	24,140,149
Municipal Bonds†	-	46,494,430	-	46,494,430
Mutual Funds	38,130,055	-	-	38,130,055

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $6,773,692, consisting of $17,964,156 gross unrealized appreciation and $11,190,464 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Brazil - 5.0%
Ambev, ADR	2,512,827		13,217,470
BB Seguridade Participacoes	330,200		2,490,938
Cia de Saneamento Basico do Estado de Sao Paulo	637,400	[a]	4,513,800
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	96,819	[a]	679,669
EcoRodovias Infraestrutura e Logistrica	729,800	[a]	1,585,380
JBS	1,844,600		5,104,605
MRV Engenharia e Participacoes	557,200		1,520,365
Qualicorp	709,600		2,994,631
			32,106,858
China - 24.6%
AAC Technologies Holdings	773,000		6,257,015
Air China, Cl. H	8,268,000		5,468,908
Anhui Conch Cement, Cl. H	3,076,500		7,443,065
ANTA Sports Products	3,062,000		6,659,306
Beijing Capital International Airport, Cl. H	1,788,000		1,925,884
China Construction Bank, Cl. H	29,912,939		19,285,632
China Lodging Group	131,084		4,445,059
CNOOC	8,573,000		10,238,065
CSPC Pharmaceutical Group	4,616,000		4,205,679
Ctrip.com International, ADR	179,947	[a]	8,234,375
Dongfeng Motor Group, Cl. H	2,852,000		3,178,370
JD.com, ADR	239,964	[a]	5,905,514
Lenovo Group	814,000		499,666
PICC Property & Casualty, Cl. H	5,874,000		10,718,826
Ping An Insurance Group Company of China, Cl. H	1,752,000		7,823,492
Shanghai Pharmaceuticals Holding, Cl. H	3,987,000		8,609,447
Tencent Holdings	2,028,800		45,245,445
Weichai Power, Cl. H	2,382,000		2,783,330
			158,927,078
Colombia - .3%
Bancolombia, ADR	52,516		1,709,921
Hong Kong - 5.5%
China Mobile	1,254,000		14,297,771
China Mobile, ADR	127,405		7,192,012
China Overseas Land & Investment	2,568,000		7,716,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Hong Kong - 5.5% (continued)
Haier Electronics Group	589,000		952,011
Lee & Man Paper Manufacturing	2,527,000		1,671,496
Nine Dragons Paper Holdings	3,732,000		2,699,075
Sino Biopharmaceutical	1,828,000		1,239,721
			35,768,561
Hungary - .9%
Richter Gedeon	288,173		5,777,219
India - 7.7%
Aurobindo Pharma	560,989		6,547,442
HCL Technologies	682,841		7,507,851
Hindustan Petroleum	389,745		5,250,566
ICICI Bank	268,552		976,462
LIC Housing Finance	414,938		2,903,055
Maruti Suzuki India	43,978		2,720,054
Petronet LNG	1,092,711		4,442,463
Reliance Industries	150,536		2,142,987
UPL	698,732		6,184,066
Yes Bank	709,289		10,889,434
			49,564,380
Indonesia - 4.4%
Bank Negara Indonesia	12,409,300		4,360,515
Bank Rakyat Indonesia	7,776,300		5,891,999
Gudang Garam	720,900		3,651,997
Matahari Department Store	4,146,000		5,759,176
Telekomunikasi Indonesia	31,338,600		8,488,493
			28,152,180
Malaysia - .9%
Malayan Banking	2,854,900		5,642,040
Mexico - 5.9%
Alfa, Cl. A	4,720,882		8,320,549
Arca Continental	1,030,658		6,826,659
Controladora Vuela Cia de Aviacion, ADR	67,946	[a]	1,312,037
Gruma, Cl. B	231,085		3,306,249
Grupo Aeroportuario del Centro Norte	804,700		4,622,390
Grupo Financiero Banorte, Cl. O	1,522,100		7,973,052
Wal-Mart de Mexico	2,623,900		6,105,978
			38,466,914
Peru - 1.8%
Credicorp	84,982		11,914,476

Common Stocks - 98.9% (continued)	Shares		Value ($)
Philippines - 1.0%
Metropolitan Bank & Trust	3,542,324		6,597,593
Russia - 4.8%
Lukoil, ADR	258,506		9,944,726
Rosneft, GDR	1,732,068		8,379,745
Sberbank of Russia, ADR	1,526,339		12,790,721
			31,115,192
South Africa - 4.9%
AngloGold Ashanti, ADR	235,033	[a]	3,156,493
Barclays Africa Group	1,102,972		10,242,823
Clicks Group	838,040		5,742,904
Mediclinic International	348,215	[a]	4,433,932
MTN Group	696,638		5,429,931
Telkom	766,474		2,827,169
			31,833,252
South Korea - 14.6%
BGF Retail	8,481		1,561,990
Com2uS	26,698	[a]	2,927,864
Dongbu Insurance	56,895		3,480,152
Hankook Tire	100,643		4,323,646
Hyundai Development Co-Engineering & Construction	109,031		4,098,497
Hyundai Marine & Fire Insurance	87,546		2,321,240
Hyundai Mobis	18,808		4,024,199
KB Financial Group	271,509		7,768,465
Korea Electric Power	197,409		10,418,716
Korea Investment Holdings	145,166		5,438,548
KT&G	39,740		4,251,426
KT, ADR	211,932		3,070,895
LG Chem	15,095		3,432,409
LG Household & Health Care	11,996		10,629,112
POSCO	25,273		4,410,794
Samsung Electronics	20,365		22,077,177
			94,235,130
Taiwan - 9.7%
Advanced Semiconductor Engineering	6,971,842		7,888,416
Airtac International Group	1,170,000		7,838,866
China Life Insurance	3,790,000		2,893,706
Largan Precision	31,000		2,585,512
Powertech Technology	1,697,000		3,658,079
Taiwan Semiconductor Manufacturing	6,964,000		33,418,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
Taiwan - 9.7% (continued)
Uni-President Enterprises	2,441,000	4,648,098
		62,931,336
Thailand - 1.4%
PTT	834,100	7,027,687
Thai Beverage	3,385,500	2,151,124
		9,178,811
Turkey - 2.2%
Ford Otomotiv Sanayi	208,154	2,466,457
Tofas Turk Otomobil Fabrikasi	233,892	1,754,131
Tupras Turkiye Petrol Rafinerileri	164,119	3,702,559
Turkiye Halk Bankasi	1,421,298	4,280,119
Turkiye Vakiflar Bankasi, Cl. D	1,316,232	1,988,549
		14,191,815
United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank	2,256,932	3,662,115
Emaar Properties	3,001,077	5,106,513
		8,768,628
United States - 1.9%
iShares MSCI Emerging Markets ETF	369,631	12,242,179
Total Common Stocks (cost $571,367,082)		639,123,563
Preferred Stocks - .5%	Shares	Value ($)
Brazil - .5%
Vale
(cost $4,542,129)	1,028,300	3,198,498
Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,722,412)	3,722,412 [b]	3,722,412
Total Investments (cost $579,631,623)	100.0%	646,044,473
Cash and Receivables (Net)	.0%	263,689
Net Assets	100.0%	646,308,162

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	25.8
Information Technology	20.4
Consumer Staples	10.4
Consumer Discretionary	8.1
Energy	7.9
Telecommunication Services	6.4
Industrials	5.9
Health Care	5.2
Materials	5.0
Utilities	2.4
Exchange-Traded Funds	1.9
Money Market Investment	.6
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	626,881,384	-	-	626,881,384
Equity Securities - Foreign
Preferred Stocks†	3,198,498	-	-	3,198,498
Exchange-Traded Funds	12,242,179	-	-	12,242,179
Mutual Funds	3,722,412	-	-	3,722,412
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	5,036	-	5,036
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(662)	-	(662)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
South African
Rand,
Expiring
6/1/2016	13,604,844	863,360	865,655	2,295
6/2/2016	15,099,408	958,010	960,751	2,741
Sales:
JP Morgan Chase Bank
Singapore Dollar,
Expiring
6/1/2016	1,169,355	848,481	849,143	(662)
Gross Unrealized Appreciation				5,036
Gross Unrealized Depreciation				(662)

NOTES

At May 31, 2016, accumulated net unrealized appreciation on investments was $66,412,850, consisting of $94,804,221 gross unrealized appreciation and $28,391,371 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2016 (Unaudited)

Common Stocks - 100.0%	Shares		Value ($)
Banks - 3.1%
Bank of America	940,160		13,904,966
Capital Goods - 10.7%
3M	73,635		12,394,243
Eaton	210,930		12,999,616
Honeywell International	108,593		12,361,141
Illinois Tool Works	101,787		10,792,476
			48,547,476
Diversified Financials - 10.0%
Capital One Financial	202,030		14,796,677
Intercontinental Exchange	67,346		18,258,848
Invesco	393,200		12,346,480
			45,402,005
Energy - 7.1%
Halliburton	298,395		12,586,301
Marathon Petroleum	248,630		8,659,783
Valero Energy	201,070		10,998,529
			32,244,613
Food, Beverage & Tobacco - 10.3%
Constellation Brands, Cl. A	94,287		14,440,054
PepsiCo	156,485		15,831,587
Philip Morris International	165,169		16,298,877
			46,570,518
Health Care Equipment & Services - 2.6%
Aetna	104,179		11,796,188
Insurance - 3.6%
Hartford Financial Services Group	361,330		16,321,276
Materials - 3.0%
Dow Chemical	266,850		13,705,416
Media - 8.0%
Comcast, Cl. A	344,960		21,835,968
Time Warner	191,820		14,513,101
			36,349,069
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
Agilent Technologies	304,510		13,973,964
Allergan	68,268	[a]	16,094,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.0% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 11.4% (continued)
Johnson & Johnson	193,178		21,769,229
			51,837,374
Retailing - 6.2%
Amazon.com	20,193	[a]	14,595,299
Lowe's	171,710		13,759,122
			28,354,421
Semiconductors & Semiconductor Equipment - 7.6%
Broadcom	127,849		19,734,772
NXP Semiconductors	158,120	[a]	14,940,759
			34,675,531
Software & Services - 13.1%
Adobe Systems	151,110	[a]	15,030,912
Facebook, Cl. A	207,568	[a]	24,661,154
salesforce.com	238,820	[a]	19,991,622
			59,683,688
Technology Hardware & Equipment - 3.3%
Palo Alto Networks	115,726	[a]	15,097,614

Total Investments (cost $371,627,305)	100.0%		454,490,155
Cash and Receivables (Net)	.0%		58,390
Net Assets	100.0%		454,548,545

[a]	Non-income producing security.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.1
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Capital Goods	10.7
Food, Beverage & Tobacco	10.3
Diversified Financials	10.0
Media	8.0
Semiconductors & Semiconductor Equipment	7.6
Energy	7.1
Retailing	6.2
Insurance	3.6
Technology Hardware & Equipment	3.3
Banks	3.1
Materials	3.0
Health Care Equipment & Services	2.6
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	419,814,624	-	-	419,814,624
Equity Securities—
Foreign Common
Stocks†	34,675,531	-	-	34,675,531

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $82,862,850, consisting of $92,613,191 gross unrealized appreciation and $9,750,341 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2016 (Unaudited)

	Principal
U.S. Government Agency - 22.6%	Amount ($)	Value ($)
Federal Home Loan Bank
0.33% - 0.41%, 6/24/16 - 10/19/16
(cost $76,932,103)	77,000,000	76,932,103
U.S. Treasury Notes - 7.3%

0.30%, 7/31/16
(cost $25,007,932)	25,000,000	25,007,932
Repurchase Agreements - 70.1%
ABN AMRO Bank
0.30%, dated 5/26/16, due 6/2/16 in the amount of
$50,002,917 (fully collateralized by $48,864,650 U.S.
Treasuries (including strips), 0.13%-3.13%, due
4/15/17-11/15/41, value $51,000,006)	50,000,000	50,000,000
Bank of Nova Scotia
0.28%, dated 5/31/16, due 6/1/16 in the amount of
$50,000,389 (fully collateralized by $45,724,695 U.S.
Treasuries (including strips), 0.13%-8.88%, due
9/30/16-2/15/44, value $51,000,006)	50,000,000	50,000,000
BNP Paribas
0.29%, dated 5/31/16, due 6/1/16 in the amount of
$30,000,242 (fully collateralized by $30,767,247 U.S.
Treasuries (including strips), 0%-6.25%, due
6/23/16-11/15/31, value $30,600,029)	30,000,000	30,000,000
Credit Agricole CIB
0.28%, dated 5/31/16, due 6/1/16 in the amount of
$290,000,226 (fully collateralized by $28,460,447
U.S. Treasuries (including strips), 0.13%-4%, due
4/15/17-5/15/25, value $29,580,001)	29,000,000	29,000,000
Societe Generale
0.29%, dated 5/26/16, due 6/2/16 in the amount of
$50,002,819 (fully collateralized by $57 Agency
Mortgage-Backed Securities, 4%, due 4/20/43, value
$32 and $49,265,348 U.S. Treasuries (including
strips), 0%-8.75%, due 1/31/17-2/15/42, value
$ 50,999,968)	50,000,000	50,000,000
TD Securities (USA) LLC
0.28%, dated 5/31/16, due 6/1/16 in the amount of
$30,000,233 (fully collateralized by $59,277,300 U.S.
Treasuries (including strips), 0%-0.13%, due
4/15/18-5/15/44, value $30,600,007)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $239,000,000)		239,000,000

Total Investments (cost $340,940,035)	100.0%	340,940,035
Cash and Receivables (Net)	.0%	127,190
Net Assets	100.0%	341,067,225

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	340,940,035
Level 3 - Significant Unobservable Inputs	-
Total	340,940,035

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2016 (Unaudited)

Common Stocks - 96.6%	Shares	Value ($)
Banks - 14.5%
JPMorgan Chase & Co.	797,567	52,057,198
PNC Financial Services Group	323,376	29,019,762
SunTrust Banks	355,459	15,576,213
U.S. Bancorp	889,719	38,097,768
Wells Fargo & Co.	305,440	15,491,917
		150,242,858
Capital Goods - 5.9%
Honeywell International	132,423	15,073,710
Raytheon	200,548	26,005,059
United Technologies	194,494	19,562,207
		60,640,976
Consumer Services - 2.7%
Carnival	322,034	15,373,903
McDonald's	100,054	12,212,591
		27,586,494
Diversified Financials - 3.0%
Goldman Sachs Group	108,930	17,372,156
Invesco	441,076	13,849,786
		31,221,942
Energy - 8.0%
Occidental Petroleum	690,710	52,107,162
Phillips 66	189,558	15,232,881
Schlumberger	198,571	15,150,967
		82,491,010
Food, Beverage & Tobacco - 8.7%
Coca-Cola	644,490	28,744,254
ConAgra Foods	405,678	18,539,485
Kellogg	162,344	12,073,523
Molson Coors Brewing, Cl. B	163,054	16,171,696
PepsiCo	145,869	14,757,567
		90,286,525
Health Care Equipment & Services - 2.1%
Medtronic	125,933	10,135,088
UnitedHealth Group	82,720	11,057,182
		21,192,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.6% (continued)	Shares		Value ($)
Insurance - 6.6%
Allstate	149,421		10,087,412
Chubb	187,471		23,735,703
Prudential Financial	429,195		34,013,704
			67,836,819
Materials - 3.2%
CF Industries Holdings	439,259		12,149,904
Dow Chemical	404,818		20,791,452
			32,941,356
Media - 5.6%
Omnicom Group	479,423		39,950,319
Time Warner	237,943		18,002,767
			57,953,086
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
Bristol-Myers Squibb	156,217		11,200,759
Eli Lilly & Co.	143,707		10,782,336
Merck & Co.	279,508		15,725,120
Pfizer	1,336,194		46,365,932
			84,074,147
Real Estate - 4.9%
Communications Sales & Leasing	1,298,037	[a]	32,424,964
Lamar Advertising, Cl. A	284,956	[a]	18,536,388
			50,961,352
Retailing - 1.5%
Staples	1,793,397		15,781,894
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials	756,364		18,470,409
Microchip Technology	409,326		21,153,968
Texas Instruments	263,728		15,981,917
			55,606,294
Technology Hardware & Equipment - 5.7%
Cisco Systems	1,665,130		48,372,027
Corning	507,711		10,606,083
			58,978,110
Telecommunication Services - 6.9%
AT&T	943,095		36,922,169
Vodafone Group, ADR	1,011,985		34,397,370
			71,319,539
Utilities - 3.8%
NextEra Energy Partners LP	511,834		14,602,624

Common Stocks - 96.6% (continued)	Shares	Value ($)
Utilities - 3.8% (continued)
NRG Yield, Cl. C	1,626,721	25,149,107
		39,751,731
Total Common Stocks (cost $861,093,885)		998,866,403
Other Investment - 3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,431,968)	36,431,968 [b]	36,431,968
Total Investments (cost $897,525,853)	100.1%	1,035,298,371
Liabilities, Less Cash and Receivables	(.1%)	(1,517,359)
Net Assets	100.0%	1,033,781,012

ADR—American Depository Receipt
LP—Limited Partnership

[a]	Investment in real estate investment trust.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.5
Food, Beverage & Tobacco	8.7
Pharmaceuticals, Biotechnology & Life Sciences	8.1
Energy	8.0
Telecommunication Services	6.9
Insurance	6.6
Capital Goods	5.9
Technology Hardware & Equipment	5.7
Media	5.6
Semiconductors & Semiconductor Equipment	5.4
Real Estate	4.9
Utilities	3.8
Money Market Investment	3.5
Materials	3.2
Diversified Financials	3.0
Consumer Services	2.7
Health Care Equipment & Services	2.1
Retailing	1.5
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	964,469,033	-	- 964,469,033
Equity Securities – Foreign
Common Stocks†	34,397,370	-	-	34,397,370
Mutual Funds	36,431,968	-	-	36,431,968
Liabilities ($)
Other Financial Instruments:
Options Written	(32,672)	-	-	(32,672)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
May 31, 2016 (Unaudited)

	Number of Contracts	Value ($)
Call Options:
Occidental Petroleum,
June 2016 @ $77.5	728	(26,208)
Raytheon,
June 2016 @ $135	404	(6,464)
Total Options Written
(premiums received $99,617)		(32,672)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At May 31, 2016, accumulated net unrealized appreciation on investments was $137,839,464, consisting of $159,885,994 gross unrealized appreciation and $22,046,530 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 1.0%
GM Financial Automobile Leasing Trust,
Ser. 2014-2A, Cl. A3	1.22	1/22/18	372,107	[a]	372,478
Hyundai Auto Receivables Trust,
Ser. 2012-B, Cl. C	1.95	10/15/18	6,604,000		6,616,102
Santander Drive Auto Receivables Trust,
Ser. 2012-3, Cl. C	3.01	4/16/18	356,446		356,691
Santander Drive Auto Receivables Trust,
Ser. 2013-5, Cl. B	1.55	10/15/18	1,445,553		1,446,018
					8,791,289
Casinos - .1%
Agua Caliente Band of Cahuilla Indians,
Sr. Scd. Notes	6.08	10/1/16	254,000	[a]	255,427
Agua Caliente Band of Cahuilla Indians,
Sr. Scd. Notes	6.44	10/1/16	326,000	[a]	328,377
					583,804
Commercial Mortgage Pass-Through Ctfs. - .2%
Morgan Stanley Capital I Trust,
Ser. 2006-HQ10, Cl. A4FX	5.33	11/12/41	2,168,708		2,173,514
Consumer Discretionary - 5.1%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	7,200,000		7,401,240
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,594,233
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	2,665,000	[a]	2,692,431
Macy's Retail Holdings,
Gtd. Notes	3.45	1/15/21	4,365,000	[b]	4,411,404
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,829,829
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,487,500
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,925,703
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,250,000	[a]	2,236,037
					44,578,377
Consumer Staples - 5.0%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	6,635,000		6,757,237
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,335,000		3,342,981
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	4,340,000		4,468,616
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,319,663
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,254,117
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,640,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 5.0% (continued)
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		4,735,673
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,574,232
					44,093,258
Energy - 2.3%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,525,000		3,517,996
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,255,300
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,382,421
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	3,790,000		3,820,650
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,731,597
					19,707,964
Financials - 18.2%
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	2,225,000		2,225,556
American Express Credit,
Sr. Unscd. Notes	1.80	7/31/18	6,735,000		6,769,928
American Honda Finance,
Sr. Unscd. Notes	1.20	7/14/17	3,450,000		3,456,603
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,446,280
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000		7,175,804
Bank of Montreal,
Sr. Unscd. Bonds	1.40	4/10/18	4,605,000		4,609,996
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/19	3,225,000		3,257,360
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,260,389
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	11,135,000		11,290,834
Citizens Financial Group,
Sub. Notes	4.30	12/3/25	6,885,000		7,106,539
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/21	4,420,000		4,393,489
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	5,470,000		5,662,932
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,106,829
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	2,293,000	[a]	2,339,743
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000		7,928,475
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		10,782,965
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,195,000	[b]	6,378,839
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,958,594
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	1,225,000		1,225,000

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 18.2% (continued)
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,272,877
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,154,926
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	6,820,000		6,861,425
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,510,000		6,816,829
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,610,994
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	3,290,000		3,355,181
Societe Generale,
Gtd. Notes	2.63	10/1/18	2,000,000		2,046,730
Societe Generale,
Sub. Notes	4.75	11/24/25	7,335,000	[a]	7,416,778
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,744,086
					158,655,981
Foreign/Governmental - 2.2%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,401,981
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		5,573,727
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,039,444
					19,015,152
Health Care - 3.9%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	4,415,000		4,425,861
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,638,414
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,211,451
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		6,451,125
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,355,860
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,564,925
UnitedHealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,391,160
					34,038,796
Industrials - 4.6%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000		6,136,649
American Airlines,
Bonds	3.38	11/1/28	4,486,186		4,536,655
Burlington North Santa Fe,
Sr. Unscd. Debs.	5.65	5/1/17	5,530,000		5,764,184
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,711,467
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	3,884,000	[c]	4,073,345
General Electric,
Sub. Notes	5.30	2/11/21	792,000		910,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 4.6% (continued)
John Deere Capital,
Sr. Unscd. Notes	1.95	1/8/19	4,915,000	[b]	4,990,460
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,084,143
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,927,237
					40,135,132
Information Technology - 9.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		7,052,494
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,586,821
Apple,
Sr. Unscd. Notes	2.25	2/23/21	5,915,000		6,010,291
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,259,608
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,430,184
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	4,850,000	[a]	4,911,789
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,570,784
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,349,562
Flextronics International,
Gtd. Notes	4.75	6/15/25	4,265,000		4,302,319
Intel,
Sr. Unscd. Notes	1.35 12/15/17		7,930,000		7,954,004
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000		6,896,331
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000		7,123,767
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	2,710,000		2,085,006
Thomson Reuters,
Sr. Unscd. Notes	1.65	9/29/17	4,305,000		4,314,480
					80,847,440
Materials - .5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000		4,403,236
Municipal Bonds - 5.0%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000		4,917,312
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/20	11,000,000		11,376,750
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,649,004
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	1.10	6/15/16	6,450,000		6,450,774
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,305,000		4,427,004

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 5.0% (continued)
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,777,036
					43,597,880
Telecommunications - 2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,560,210
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	4,900,000		4,900,941
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		12,078,980
					24,540,131
U.S. Government Agencies - 1.0%
Federal Home Loan Bank,
Bonds	5.38	5/15/19	4,795,000		5,381,937
Federal National Mortgage Association,
Notes	2.00	4/30/20	3,610,000	[d]	3,695,174
					9,077,111
U.S. Government Agencies/Mortgage-Backed - 1.0%
Federal National Mortgage Association
3.69%, 6/1/17			4,693,633	[d]	4,757,956
Government National Mortgage
Association,
Ser. 2013-17, Cl. AB	2.30	1/16/49	3,897,130		3,821,415
					8,579,371
U.S. Government Securities - 34.9%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/18	14,523,282	[e]	14,714,844
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,087,255	[e]	4,144,251
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	11,504,414	[e]	11,972,229
U.S. Treasury Notes	0.75	1/15/17	26,340,000	[b]	26,366,103
U.S. Treasury Notes	0.88	1/31/17	30,960,000		31,011,486
U.S. Treasury Notes	0.88	2/28/17	17,250,000		17,276,185
U.S. Treasury Notes	0.63	5/31/17	16,250,000		16,234,449
U.S. Treasury Notes	1.88	8/31/17	20,610,000	[b]	20,890,172
U.S. Treasury Notes	0.63	9/30/17	35,140,000	[b]	35,067,260
U.S. Treasury Notes	0.75	10/31/17	41,775,000	[b]	41,747,261
U.S. Treasury Notes	2.63	1/31/18	43,070,000		44,337,722
U.S. Treasury Notes	0.88	5/15/19	7,000,000	[b]	6,969,648
U.S. Treasury Notes	2.00	11/30/20	5,955,000	[b]	6,129,577
U.S. Treasury Notes	1.13	2/28/21	7,765,000	[b]	7,684,314
U.S. Treasury Notes	2.00	7/31/22	2,045,000		2,097,084
U.S. Treasury Notes	2.25	11/15/24	13,325,000	[b]	13,825,207
U.S. Treasury Notes	1.63	2/15/26	3,750,000	[b]	3,675,878
					304,143,670
Utilities - 1.3%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000		3,030,986
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,130,000		3,133,102

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.3% (continued)
Southern,
Sr. Unscd. Notes	1.55	7/1/18	4,990,000	5,003,353
				11,167,441
Total Bonds and Notes
(cost $849,181,706)				858,129,547
Other Investment - 1.5%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $12,702,704)			12,702,704 [f]	12,702,704
Investment of Cash Collateral for Securities
Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $8,808,450)			8,808,450 [f]	8,808,450
Total Investments (cost $870,692,860)			100.9%	879,640,701
Liabilities, Less Cash and Receivables			(0.9%)	(7,712,040)
Net Assets			100.0%	871,928,661

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$20,553,060 or 2.36% of net assets.
b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $148,472,171 and the value of the collateral held by the fund was $152,604,357, consisting of cash collateral of $8,808,450 and U.S. Government & Agency securities valued at $143,795,907.
c Variable rate security—rate shown is the interest rate in effect at period end.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	53.1
U.S. Government Securities	34.9
Municipal Bonds	5.0
Money Market Investments	2.5
Foreign/Governmental	2.2
U.S. Government Agencies/Mortgage-Backed	2.0
Asset-Backed	1.0
Commercial Mortgage-Backed	.2
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	8,791,289	-	8,791,289
Commercial Mortgage-Backed	-	2,173,514	-	2,173,514
Corporate Bonds†	-	462,751,560	-	462,751,560
Foreign Government	-	19,015,152	-	19,015,152
Municipal Bonds†	-	43,597,880	-	43,597,880
Mutual Funds	21,511,154	-	-	21,511,154
U.S. Government
Agencies/Mortgage-Backed	-	17,656,482	-	17,656,482
U.S. Treasury	-	304,143,670	-	304,143,670

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $8,947,841, consisting of $13,622,602 gross unrealized appreciation and $4,674,761 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Australia - 5.2%
ASX	177,235		5,701,597
Commonwealth Bank of Australia	300,781		16,832,519
Evolution Mining	3,484,519		5,112,441
Goodman Group	1,192,095		6,125,900
LendLease Group	821,503		7,973,970
Qantas Airways	1,889,841	[a]	4,206,931
Woodside Petroleum	589,834		11,680,725
			57,634,083
Belgium - 1.2%
Anheuser-Busch InBev	107,422		13,607,631
Brazil - 1.1%
APERAM	300,888		11,991,864
Denmark - .5%
Danske Bank	190,161		5,487,465
France - 11.4%
Airbus Group	152,278		9,491,537
Atos	106,508		9,843,067
AXA	554,937		13,941,962
Capgemini	77,547		7,394,385
Carrefour	440,593		11,936,935
Cie Generale des Etablissements Michelin	99,851		10,147,748
Dassault Aviation	5,609		6,137,223
Eiffage	89,143		6,575,928
Orange	897,121		15,586,524
Sanofi	331,798		27,204,364
Thales	86,216		7,468,932
			125,728,605
Germany - 10.4%
Allianz	100,695		16,435,930
Commerzbank	2,423,775		20,765,352
Continental	89,887		19,282,360
Deutsche Post	377,850		11,021,115
Evonik Industries	380,185		11,209,781
Infineon Technologies	948,069		14,219,558
Merck	143,841		14,395,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Germany - 10.4% (continued)
ProSiebenSat.1 Media	157,873		7,937,037
			115,267,076
Hong Kong - 1.2%
AIA Group	2,323,600		13,590,403
Ireland - 1.9%
Bank of Ireland	31,808,528	[a]	9,697,290
Smurfit Kappa Group	393,129		10,725,358
			20,422,648
Israel - 1.8%
Teva Pharmaceutical Industries, ADR	392,463		20,357,056
Italy - 2.2%
Enel	3,929,176		17,810,609
Prysmian	250,423		6,127,110
			23,937,719
Japan - 23.0%
Aisin Seiki	385,600		15,931,007
Astellas Pharma	532,700		7,297,656
Chubu Electric Power	795,100		10,874,421
East Japan Railway	75,500		6,910,123
Fujitsu	2,385,000		9,648,982
Japan Airlines	258,400		8,869,629
KDDI	508,900		14,876,139
Mitsubishi Electric	1,312,000		15,870,538
Mizuho Financial Group	7,278,000		11,462,349
Murata Manufacturing	139,100		16,267,169
Nintendo	115,200		17,113,289
Nippon Shokubai	91,500		5,486,612
Nitto Denko	105,300		6,931,248
Panasonic	2,160,600		20,126,057
Seven & I Holdings	500,900		21,459,065
Shionogi & Co.	212,700		11,980,042
Sony	864,600		24,204,272
Sumitomo Mitsui Financial Group	551,200		18,004,158
Teijin	1,432,000		5,043,392
Tosoh	1,113,000		5,487,858
			253,844,006
Netherlands - 3.1%
Heineken	138,332		12,847,225
NXP Semiconductors	122,631	[a]	11,587,403

Common Stocks - 98.8% (continued)	Shares		Value ($)
Netherlands - 3.1% (continued)
RELX	536,398		9,301,441
			33,736,069
Portugal - .8%
Galp Energia	666,147		8,731,154
Singapore - .4%
Singapore Exchange	838,800		4,720,572
Spain - 4.1%
ACS Actividades de Construccion y Servicios	307,463		10,143,173
Banco Bilbao Vizcaya Argentaria	3,206,483		21,266,907
Distribuidora Internacional de Alimentacion	952,913	[a]	5,698,860
Gamesa Corp Tecnologica	432,617		8,618,549
			45,727,489
Sweden - 3.5%
SKF, Cl. B	583,378		10,266,910
Svenska Cellulosa, Cl. B	374,086		11,974,196
Swedbank, Cl. A	376,252		8,281,617
Volvo, Cl. B	706,498		7,864,235
			38,386,958
Switzerland - 7.7%
Actelion	62,827	[a]	10,308,937
Adecco	176,460		10,695,890
Credit Suisse Group	809,801	[a]	11,096,066
Julius Baer Group	237,349	[a]	10,561,314
Novartis	329,856		26,182,735
Sika	1,985		8,587,022
Swiss Life Holding	28,467	[a]	7,380,227
			84,812,191
United Kingdom - 18.1%
AstraZeneca	448,237		26,149,972
Aviva	1,574,302		10,256,084
Carnival	157,099		7,756,655
Imperial Brands	248,125		13,515,992
Legal & General Group	1,676,036		5,811,410
Marks & Spencer Group	2,150,532		11,826,618
National Grid	800,717		11,678,379
Prudential	697,080		13,932,715
Royal Dutch Shell, Cl. B	942,838		22,675,142
Sky	904,275		12,619,039
Unilever	670,531		30,552,843
Whitbread	130,593		7,966,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares	Value ($)
United Kingdom - 18.1% (continued)
Wolseley	193,648	11,361,857
WPP	584,769	13,483,463
		199,586,940
United States - 1.2%
iShares MSCI EAFE ETF	221,321	12,920,720
Total Common Stocks (cost $1,156,335,660)		1,090,490,649
Other Investment - .5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,548,705)	5,548,705 [b]	5,548,705
Total Investments (cost $1,161,884,365)	99.3%	1,096,039,354
Cash and Receivables (Net)	.7%	7,818,526
Net Assets	100.0%	1,103,857,880

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	21.7
Consumer Discretionary	14.3
Industrials	13.8
Health Care	13.0
Consumer Staples	11.0
Materials	7.1
Information Technology	6.3
Energy	3.9
Utilities	3.7
Telecommunications	2.8
Exchange-Traded Funds	1.2
Money Market Investment	.5
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	1,077,569,929	-	-	1,077,569,929
Exchange-Traded Funds	12,920,720	-	-	12,920,720
Mutual Funds	5,548,705	-	-	5,548,705

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At May 31, 2016, accumulated net unrealized depreciation on investments was $65,845,011, consisting of $39,119,173 gross unrealized appreciation and $104,964,184 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2016 (Unaudited)

Common Stocks - 97.9%	Shares		Value ($)
Automobiles & Components - 3.9%
Bridgestone, ADR	23,448		401,664
Daimler	8,257		563,251
Denso, ADR	19,138		372,043
Ferrari	1,639		69,543
Fiat Chrysler Automobiles	14,395		103,212
Honda Motor, ADR	14,948		418,245
Nissan Motor, ADR	2,962		59,477
Toyota Motor, ADR	9,048		935,654
Volkswagen, ADR	8,750		270,112
			3,193,201
Banks - 10.9%
Australia & New Zealand Banking Group, ADR	28,098		513,491
Banco Bilbao Vizcaya Argentaria, ADR	69,211		457,485
Banco Santander, ADR	109,115		518,296
Barclays, ADR	29,240		309,359
BNP Paribas, ADR	16,961		451,841
Commerzbank, ADR	22,392		192,262
Commonwealth Bank of Australia, ADR	3,423	[a]	576,030
Credit Agricole, ADR	25,891		128,937
Danske Bank, ADR	22,808		330,260
Erste Group Bank, ADR	12,283		163,315
Hachijuni Bank, ADR	3,799		167,847
Hang Seng Bank, ADR	12,669		221,707
HSBC Holdings, ADR	22,228		721,076
ING Groep, ADR	36,569		454,918
Intesa Sanpaolo, ADR	29,834		466,007
Lloyds Banking Group, ADR	112,623		478,648
Mitsubishi UFJ Financial Group, ADR	83,092		407,982
Mizuho Financial Group, ADR	41,000		127,100
National Australia Bank, ADR	55,006		534,383
Shinsei Bank, ADR	35,546		114,103
Societe Generale, ADR	40,045		332,373
Sumitomo Mitsui Financial Group, ADR	33,296		213,094
Sumitomo Mitsui Trust Holdings, ADR	44,240		152,628
United Overseas Bank, ADR	11,700		310,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Banks - 10.9% (continued)
Westpac Banking, ADR	32,315		712,223
			9,055,766
Capital Goods - 10.3%
ABB, ADR	27,472	[b]	570,868
Airbus Group, ADR	27,772		429,911
Asahi Glass, ADR	38,076		228,456
Atlas Copco, Cl. A, ADR	11,747		303,660
Atlas Copco, Cl. B, ADR	9,020		215,975
BAE Systems, ADR	10,689		299,132
CK Hutchison Holdings, ADR	16,471		190,569
FANUC, ADR	12,000		304,320
ITOCHU, ADR	5,705		141,427
Kajima, ADR	3,417		232,617
Kawasaki Heavy Industries, ADR	11,754		144,457
Keppel, ADR	13,187		102,463
Komatsu, ADR	14,788		252,579
Kubota, ADR	4,271		312,552
Marubeni, ADR	4,423		210,712
Metso, ADR	30,248		177,713
Mitsubishi Electric, ADR	18,575		443,757
Mitsubishi, ADR	8,957		314,480
Mitsui & Co., ADR	811		195,135
Nidec, ADR	15,562		297,234
NSK, ADR	7,210		126,319
Rolls-Royce Holdings, ADR	22,130		200,055
Sandvik, ADR	27,176		265,645
Siemens, ADR	7,611		820,884
SKF, ADR	10,990		193,908
Sumitomo Electric Industries, ADR	25,020		355,284
Sumitomo, ADR	24,536		249,040
Teijin, ADR	5,424		189,894
Toray Industries, ADR	15,040		257,410
TOTO, ADR	6,445		244,655
Volvo, ADR	21,752	[b]	242,100
			8,513,211
Commercial & Professional Services - 1.9%
Dai Nippon Printing, ADR	24,828		251,135
Experian, ADR	22,673		428,973
Secom, ADR	28,620		556,945

Common Stocks - 97.9% (continued)	Shares		Value ($)
Commercial & Professional Services - 1.9% (continued)
Toppan Printing, ADR	39,905		353,558
			1,590,611
Consumer Durables & Apparel - 3.4%
adidas, ADR	7,975		509,204
Casio Computer, ADR	1,290		197,976
Cie Financiere Richemont, ADR	40,900		239,060
Electrolux, ADR	3,367		181,212
LVMH Moet Hennessy Louis Vuitton, ADR	14,919		478,751
Panasonic, ADR	24,520		226,442
Pandora, ADR	10,600		393,578
Sega Sammy Holdings, ADR	70,384		217,416
Sony, ADR	12,522		348,863
			2,792,502
Consumer Services - 1.2%
Compass Group, ADR	26,025		489,010
InterContinental Hotels Group, ADR	5,539		214,415
Sodexo, ADR	15,810		330,587
			1,034,012
Diversified Financials - 2.5%
Computershare, ADR	29,142		222,936
Credit Suisse Group, ADR	16,307		223,080
Daiwa Securities Group, ADR	42,790		244,973
Deutsche Bank	10,806	[b]	192,347
Nomura Holdings, ADR	53,857		228,892
ORIX, ADR	4,179		288,017
UBS Group	42,451		653,321
			2,053,566
Energy - 4.5%
BP, ADR	22,866		717,992
Eni, ADR	13,775		419,449
Repsol, ADR	18,057		231,762
Royal Dutch Shell, Cl. A, ADR	9,574		464,243
Royal Dutch Shell, Cl. B, ADR	8,593		419,167
Statoil, ADR	13,355		210,475
Technip, ADR	14,109		192,023
Total, ADR	17,119		830,614
Woodside Petroleum, ADR	11,715		229,380
			3,715,105
Food & Staples Retailing - 1.1%
Aeon, ADR	14,968		225,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Food & Staples Retailing - 1.1% (continued)
Delhaize Group, ADR	10,319		269,739
J Sainsbury, ADR	1,318		20,363
Koninklijke Ahold, ADR	12,403		274,622
Tesco, ADR	21,655	[b]	154,725
			945,017
Food, Beverage & Tobacco - 8.5%
Ajinomoto, ADR	10,230		246,792
Anheuser-Busch InBev, ADR	6,685		843,781
British American Tobacco, ADR	6,204		754,717
Coca-Cola Amatil, ADR	19,462		126,308
Coca-Cola HBC, ADR	5,662	[b]	109,503
Danone, ADR	35,659		501,900
Diageo, ADR	3,898		425,389
Heineken, ADR	8,009		370,817
Imperial Brands, ADR	4,437		482,746
Japan Tobacco, ADR	14,000		277,340
Kirin Holdings, ADR	20,382		341,908
Nestle, ADR	23,055		1,703,764
Orkla, ADR	26,607		239,862
SABMiller, ADR	6,178		384,630
Yamazaki Baking, ADR	1,023		250,988
			7,060,445
Health Care Equipment & Services - 1.8%
Essilor International, ADR	8,784		575,176
Fresenius Medical Care & Co., ADR	8,300		360,552
Olympus, ADR	7,140		300,023
Smith & Nephew, ADR	8,103		278,824
			1,514,575
Household & Personal Products - 3.2%
Henkel AG & Co., ADR	3,222		374,983
Kao, ADR	6,988		382,838
L'Oreal, ADR	10,964		412,466
Reckitt Benckiser, ADR	14,141		285,648
Svenska Cellulosa, ADR	9,119		291,352
Unilever (NY Shares)	10,503		470,114
Unilever, ADR	9,938		452,775
			2,670,176
Insurance - 5.7%
Aegon (NY Shares)	23,011		118,277
Ageas, ADR	7,836		316,339

Common Stocks - 97.9% (continued)	Shares		Value ($)
Insurance - 5.7% (continued)
AIA Group, ADR	31,000		728,190
Allianz, ADR	48,070		784,502
AXA, ADR	24,100		602,500
Legal & General Group, ADR	26,267		448,903
MS&AD Insurance Group Holdings, ADR	18,902		265,951
Prudential, ADR	15,132		606,188
Tokio Marine Holdings, ADR	12,055		414,571
Zurich Insurance Group, ADR	16,447		396,373
			4,681,794
Materials - 6.3%
Air Liquide, ADR	23,567		505,394
Akzo Nobel, ADR	12,115		273,738
Alumina, ADR	43,720		176,192
Amcor, ADR	7,596		356,024
Anglo American, ADR	17,423	[b]	75,790
ArcelorMittal (NY Shares)	19,355	[b]	94,065
Asahi Kasei, ADR	14,985		199,001
BASF, ADR	8,746		676,241
BHP Billiton, ADR	3,045		72,897
BHP Billiton, ADR	9,704		261,717
Boral, ADR	14,021		276,284
Glencore, ADR	46,136		173,933
James Hardie Industries, ADR	22,520		342,304
Johnson Matthey, ADR	2,292		194,820
Kobe Steel, ADR	5,450		24,034
Nippon Steel & Sumitomo Metal, ADR	10,082		204,160
Nitto Denko, ADR	6,620		215,110
Norsk Hydro, ADR	30,033		118,030
OJI Holdings, ADR	3,200		131,572
Rio Tinto, ADR	7,424		208,169
South32, ADR	17,139	[b]	94,607
Syngenta, ADR	4,695		370,389
UPM-Kymmene, ADR	10,872		209,123
			5,253,594
Media - 2.4%
Pearson, ADR	11,433		138,682
Publicis Groupe, ADR	13,264		234,773
RELX, ADR	26,124		481,988
Sky, ADR	3,357		187,556
Wolters Kluwer, ADR	9,572		382,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares	Value ($)
Media - 2.4% (continued)
WPP, ADR	4,996	579,186
		2,004,491
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
AstraZeneca, ADR	21,286	632,194
Bayer, ADR	7,730	737,442
CSL, ADR	1,100	46,068
Eisai, ADR	4,123	257,564
GlaxoSmithKline, ADR	19,040	806,725
Novartis, ADR	18,187	1,446,048
Novo Nordisk, ADR	18,375	1,029,735
Roche Holding, ADR	46,082	1,515,176
Sanofi, ADR	19,089	786,467
Shire, ADR	1,985	369,528
Teva Pharmaceutical Industries, ADR	7,500	389,025
		8,015,972
Real Estate - 4.0%
British Land, ADR	34,194	371,518
CapitaLand, ADR	60,796	266,286
City Developments, ADR	35,591	211,766
Daiwa House Industry, ADR	12,610	364,807
Hysan Development, ADR	23,301	200,971
LendLease Group, ADR	33,616	321,705
Mitsubishi Estate, ADR	21,000	402,150
Sino Land, ADR	26,641	204,057
Sun Hung Kai Properties, ADR	22,037	258,714
Swire Pacific, ADR	22,906	250,134
Westfield, ADR	31,914	496,582
		3,348,690
Retailing - 1.1%
Hennes & Mauritz, ADR	72,906	444,727
Kingfisher, ADR	23,101	245,102
Marui Group, ADR	6,401	183,837
		873,666
Software & Services - 2.1%
Dassault Systemes, ADR	4,670	368,580
Fujitsu, ADR	6,602	132,502
NICE Systems, ADR	2,700	172,773
Sage Group, ADR	8,164	290,557
SAP, ADR	10,012	811,673
		1,776,085

Common Stocks - 97.9% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 2.8%
Canon, ADR	10,097		291,298
Ericsson, ADR	27,004		208,741
FUJIFILM Holdings, ADR	8,819		354,700
Hitachi, ADR	4,435		203,522
Kyocera, ADR	7,424		368,899
Nokia, ADR	58,630	[b]	334,191
Omron, ADR	6,660		212,521
Ricoh,ADR	15,155		130,939
TDK, ADR	3,571		210,796
			2,315,607
Telecommunication Services - 5.4%
BT Group, ADR	15,368		498,692
Deutsche Telekom, ADR	32,684		577,690
KDDI, ADR	22,000		317,790
Nippon Telegraph & Telephone, ADR	7,682		336,318
Orange, ADR	20,502		356,120
Singapore Telecommunications, ADR	1,960		55,252
SoftBank Group, ADR	14,000		389,480
Swisscom, ADR	5,636		267,823
Telecom Italia, ADR	21,096	[b]	199,357
Telefonica, ADR	34,050		355,141
Telenor, ADR	7,588		126,075
Telstra, ADR	16,748		339,314
Vodafone Group, ADR	18,364		624,192
			4,443,244
Transportation - 1.5%
ANA Holdings, ADR	34,722		202,811
Deutsche Lufthansa, ADR	5,216		72,763
International Consolidated Airlines Group, ADR	6,662		258,186
MTR, ADR	8,662		412,744
Nippon Yusen, ADR	34,373		129,930
Ryanair Holdings, ADR	2,129		186,075
			1,262,509
Utilities - 3.7%
Centrica, ADR	10,470		123,755
CLP Holdings, ADR	18,613		177,010
E.ON, ADR	20,694		204,146
EDP - Energias de Portugal, ADR	4,030		134,199
Enel, ADR	87,907		394,702
Engie, ADR	9,386		144,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Utilities - 3.7% (continued)
Hong Kong & China Gas, ADR	111,620		210,962
Iberdrola, ADR	19,848		537,682
National Grid, ADR	5,744		423,965
RWE, ADR	4,530	[b]	59,071
SSE, ADR	7,960		178,662
United Utilities Group, ADR	8,447		236,432
Veolia Environnement, ADR	10,027		224,204
			3,049,241
Total Common Stocks (cost $107,406,182)			81,163,080
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.23%, 6/23/16
(cost $64,991)	65,000	[c]	64,993
Other Investment - 1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,099,698)	1,099,698	[d]	1,099,698
Total Investments (cost $108,570,871)	99.3%		82,327,771
Cash and Receivables (Net)	.7%		558,509
Net Assets	100.0%		82,886,280

ADR—American Depository Receipt

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, this security was valued at
$576,030 or .69% of net assets.
[b] Non-income producing security.
[c] Held by or on behalf of a counterparty for open financial futures contracts.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	10.9
Capital Goods	10.3
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Food, Beverage & Tobacco	8.5
Materials	6.3
Insurance	5.7
Telecommunication Services	5.4
Energy	4.5
Real Estate	4.0
Automobiles & Components	3.9
Utilities	3.7
Consumer Durables & Apparel	3.4
Household & Personal Products	3.2
Technology Hardware & Equipment	2.8
Diversified Financials	2.5
Media	2.4
Software & Services	2.1
Commercial & Professional Services	1.9
Health Care Equipment & Services	1.8
Transportation	1.5
Short-Term/Money Market Investment	1.4
Consumer Services	1.2
Food & Staples Retailing	1.1
Retailing	1.1
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Appreciation Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	05/31/2016	($)

Financial Futures Long
MSCI EAFE Index	16	1,328,400	June 2016	9,730
Gross Unrealized Appreciation				9,730

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	81,163,080	-	-	81,163,080
Mutual Funds	1,099,698	-	-	1,099,698
U.S. Treasury	-	64,993	-	64,993
Other Financial Instruments:

Financial Futures††	9,730	-	-	9,730

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized depreciation on investments was $26,243,100, consisting of $11,881,577 gross unrealized appreciation and $38,124,677 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2016 (Unaudited)

Common Stocks - 97.1%	Shares	Value ($)
Australia - 5.6%
Australia & New Zealand Banking Group	76,125	1,401,897
Commonwealth Bank of Australia	84,740	4,742,280
Insurance Australia Group	571,029	2,426,749
Sydney Airport	554,434	2,837,086
Telstra	129,434	522,937
Westpac Banking	139,067	3,085,687
		15,016,636
Brazil - 2.9%
AMBEV	624,000	3,299,934
Banco do Brasil	551,900	2,515,440
Cielo	129,594	1,138,646
Fibria Celulose	90,300	834,630
		7,788,650
Canada - 7.5%
BCE	40,600	1,871,560
CI Financial	65,300	1,429,146
Inter Pipeline	130,500	2,652,095
National Bank of Canada	88,300	2,930,427
Potash Corp of Saskatchewan	133,700	2,181,858
RioCan Real Estate Investment Trust	57,500	1,202,749
Royal Bank of Canada	27,100	1,629,079
Shaw Communications, Cl. B	74,800	1,430,575
TELUS	40,900	1,296,536
Toronto-Dominion Bank	65,100	2,835,140
TransCanada	19,100	791,470
		20,250,635
China - 4.4%
Bank of China, Cl. H	5,108,500	2,077,388
China Shenhua Energy, Cl. H	806,000	1,279,933
CNOOC	1,857,400	2,218,148
Industrial & Commercial Bank of China, Cl. H	4,690,000	2,486,607
Jiangsu Expressway, Cl. H	1,055,300	1,444,956
Zhejiang Expressway, Cl. H	2,660,700	2,492,667
		11,999,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Colombia - .5%
Ecopetrol	3,331,358	[a]	1,444,199
France - 5.8%
Klepierre	49,673		2,272,083
Renault	72,787		6,830,361
Total	62,904		3,056,803
Unibail-Rodamco	12,680		3,412,804
			15,572,051
Germany - 3.7%
Muenchener Rueckversicherungs	17,573		3,301,439
ProSiebenSat.1 Media	132,267		6,649,700
			9,951,139
Hong Kong - 1.4%
Link REIT	293,000		1,800,438
Power Assets Holdings	217,000		2,104,166
			3,904,604
Israel - 2.2%
Bezeq The Israeli Telecommunication	3,057,629		5,912,564
Italy - .8%
Eni	36,105		551,562
Snam	264,040		1,511,511
			2,063,073
Japan - 13.0%
Aozora Bank	916,000		3,118,544
Asahi Glass	215,000		1,304,737
Canon	19,900		577,223
Daito Trust Construction	48,900		7,107,468
ITOCHU	130,200		1,636,098
JFE Holdings	403,300		5,432,085
Marubeni	520,800		2,506,293
Nippon Steel & Sumitomo Metal	174,200		3,602,456
Nissan Motor	61,200		621,755
NTT DOCOMO	55,600		1,395,335
Sumitomo	310,300		3,187,486
Takeda Pharmaceutical	106,400		4,609,209
			35,098,689
Macau - 2.6%
Sands China	1,833,500		7,031,278
Malaysia - 1.2%
British American Tobacco Malaysia	271,400		3,290,454

Common Stocks - 97.1% (continued)	Shares		Value ($)
New Zealand - 2.4%
Auckland International Airport	700,600		2,957,918
Mighty River Power	241,000		484,289
Spark New Zealand	1,191,000		2,981,569
			6,423,776
Norway - .4%
Gjensidige Forsikring	65,795		1,134,912
Poland - .2%
Synthos	593,784		546,566
Singapore - .9%
Ascendas Real Estate Investment Trust	697,500		1,159,883
DBS Group Holdings	104,200		1,172,827
			2,332,710
South Africa - 2.3%
Massmart Holdings	212,152		1,614,063
MMI Holdings	1,024,901		1,467,288
Redefine Properties	1,376,720		959,204
Vodacom Group	211,734		2,214,846
			6,255,401
South Korea - 2.4%
POSCO	37,465		6,538,614
Spain - 3.1%
Banco Santander	655,600		3,130,068
Red Electrica	59,300		5,281,023
			8,411,091
Sweden - 2.1%
Investor, Cl. B	94,904		3,301,761
Skanska, Cl. B	113,210		2,486,417
			5,788,178
Switzerland - 5.6%
Nestle	15,089		1,114,218
Novartis	75,386		5,983,859
Roche Holding	10,421		2,735,250
STMicroelectronics	462,423		2,766,532
Zurich Insurance Group	10,235	[a]	2,476,376
			15,076,235
Taiwan - 4.3%
Chicony Electronics	370,280		892,419
Compal Electronics	1,037,900		611,044
MediaTek	342,000		2,307,091
Siliconware Precision Industries	3,614,000		5,873,269

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares	Value ($)
Taiwan - 4.3% (continued)
Taiwan Mobile	370,000	1,265,006
Transcend Information	251,400	718,451
		11,667,280
Thailand - 1.9%
Charoen Pokphand Foods	6,250,100	5,117,297
United Kingdom - 16.1%
AstraZeneca	54,040	3,152,672
BAE Systems	436,223	3,055,406
BP	677,751	3,506,844
British American Tobacco	124,112	7,546,234
GlaxoSmithKline	171,924	3,598,143
HSBC Holdings	226,673	1,461,109
Imperial Brands	78,155	4,257,299
Legal & General Group	910,909	3,158,444
National Grid	255,000	3,719,150
Persimmon	52,400	1,595,284
Royal Dutch Shell, Cl. A	102,245	2,454,538
SSE	153,252	3,400,470
Standard Life	164,440	807,624
Unilever	15,163	690,904
Vodafone Group	165,895	554,673
WM Morrison Supermarkets	238,019	683,265
		43,642,059
United States - 3.8%
iShares MSCI EAFE ETF	176,000	10,274,880
Total Common Stocks (cost $259,867,298)		262,532,670
Other Investment - 3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,747,663)	8,747,663 [b]	8,747,663
Total Investments (cost $268,614,961)	100.3%	271,280,333
Liabilities, Less Cash and Receivables	(.3%)	(758,379)
Net Assets	100.0%	270,521,954

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financial	25.9
Consumer Staples	10.2
Industrial	8.9
Consumer Discretionary	8.4
Health Care	7.4
Materials	7.1
Energy	6.6
Utilities	6.1
Telecommunication Services	5.9
Information Technology	5.5
Exchange-Traded Funds	3.8
Money Market Investment	3.2
Telecommunications	1.3
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	252,257,790	-	-	252,257,790
Exchange-Traded Funds	10,274,880	-	-	10,274,880
Mutual Funds	8,747,663	-	-	8,747,663

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $2,665,372, consisting of $20,149,823 gross unrealized appreciation and $17,484,451 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market OpportunitiesFund
May 31, 2016 (Unaudited)

Common Stocks - 47.7%	Shares		Value ($)
Banks - 1.1%
Bank of America	71,390		1,055,858
Capital Goods - 5.4%
3M	6,110		1,028,435
Donaldson	4,339	[a]	145,400
Eaton	17,355		1,069,589
Emerson Electric	2,405		125,108
Fastenal	3,895	[a]	179,287
Flowserve	3,185	[a]	153,294
Honeywell International	8,850		1,007,395
Illinois Tool Works	8,400		890,652
MSC Industrial Direct, Cl. A	1,656		124,117
Toro	2,090		186,658
W.W. Grainger	312	[a]	71,245
			4,981,180
Consumer Durables & Apparel - .2%
NIKE, Cl. B	3,746		206,854
Consumer Services - .4%
McDonald's	1,474		179,916
Starbucks	4,137		227,080
			406,996
Diversified Financials - 3.9%
Capital One Financial	15,825		1,159,023
Intercontinental Exchange	5,324		1,443,443
Invesco	32,418		1,017,925
			3,620,391
Energy - 3.5%
EOG Resources	2,566		208,770
Halliburton	24,126		1,017,635
Marathon Petroleum	20,850		726,205
Occidental Petroleum	1,311		98,902
Schlumberger	2,286		174,422
Valero Energy	17,685		967,369
			3,193,303
Food, Beverage & Tobacco - 3.8%
Constellation Brands, Cl. A	6,600		1,010,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 47.7% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 3.8% (continued)
PepsiCo	12,555		1,270,189
Philip Morris International	12,330		1,216,724
			3,497,703
Health Care Equipment & Services - 2.4%
Aetna	7,990		904,708
C.R. Bard	1,314		287,819
Cerner	2,725	[b]	151,537
Intuitive Surgical	335	[b]	212,628
ResMed	4,700	[a]	277,582
Stryker	2,212		245,886
Varian Medical Systems	1,866	[a,b]	154,486
			2,234,646
Household & Personal Products - .4%
Colgate-Palmolive	2,616		184,193
Estee Lauder, Cl. A	2,205		202,375
			386,568
Insurance - 1.3%
Hartford Financial Services Group	27,510		1,242,627
Materials - 2.1%
Dow Chemical	21,070		1,082,155
Ecolab	1,555		182,308
FMC	3,065		145,557
International Flavors & Fragrances	1,205		155,445
Monsanto	1,764		198,397
Praxair	1,588		174,458
			1,938,320
Media - 3.1%
Comcast, Cl. A	25,000		1,582,500
Time Warner	14,190		1,073,615
Walt Disney	1,760		174,627
			2,830,742
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
Agilent Technologies	23,690		1,087,134
Allergan	5,040	[b]	1,188,180
Biogen	495	[b]	143,416
Celgene	1,446	[b]	152,582
Gilead Sciences	1,675		145,826
Johnson & Johnson	15,255		1,719,086
Mettler-Toledo International	491	[b]	184,282
			4,620,506

Common Stocks - 47.7% (continued)	Shares		Value ($)
Retailing - 3.0%
Amazon.com	1,648	[b]	1,191,158
Lowe's	13,320		1,067,332
The TJX Companies	3,996		304,176
Tractor Supply	1,984		190,662
			2,753,328
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom	10,000		1,543,600
NXP Semiconductors	11,570	[b]	1,093,249
			2,636,849
Software & Services - 7.0%
Adobe Systems	13,182	[b]	1,311,214
Alphabet, Cl. A	209	[b]	156,510
Alphabet, Cl. C	209	[b]	153,765
Automatic Data Processing	2,245		197,201
Cognizant Technology Solutions, Cl. A	2,990	[b]	183,706
Facebook, Cl. A	15,420	[b]	1,832,050
Jack Henry & Associates	2,335		197,144
MasterCard, Cl. A	2,985		286,262
Microsoft	3,929		208,237
Oracle	4,311		173,302
Paychex	3,911		212,054
salesforce.com	18,925	[b]	1,584,212
			6,495,657
Technology Hardware & Equipment - 2.0%
Amphenol, Cl. A	4,563		267,939
Cisco Systems	6,838		198,644
IPG Photonics	1,085	[b]	93,722
Palo Alto Networks	8,605	[b]	1,122,608
TE Connectivity	1,935		116,100
			1,799,013
Transportation - .2%
Expeditors International of Washington	3,845		186,675
Total Common Stocks (cost $33,843,208)			44,087,216
Other Investment - 52.3%	Shares		Value ($)
Registered Investment Companies
BNY Mellon Income Stock Fund, Cl. M	1,504,034	[c]	12,663,968
Dreyfus Institutional Preferred Plus Money Market Fund	931,779	[d]	931,779
Dreyfus Research Growth Fund, Cl. Y	1,285,867	[c]	18,130,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 52.3% (continued)	Shares	Value ($)
Registered Investment Companies: (continued)
Dreyfus Strategic Value Fund, Cl. Y	473,763 [c]	16,529,598
(cost $45,612,233)		48,256,068
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $407,480)	407,480 [d]	407,480
Total Investments (cost $79,862,921)	100.4%	92,750,764
Liabilities, Less Cash and Receivables	(.4%)	(399,380)
Net Assets	100.0%	92,351,384

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $975,739 and the value of the collateral held by the fund was $990,276, consisting of cash collateral of $407,480 and U.S. Government & Agency securities valued at $582,796.
[b] Non-income producing security.
[c] Investment in affiliated mutual fund.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	51.3
Software & Services	7.0
Capital Goods	5.4
Pharmaceuticals, Biotechnology & Life Sciences	5.0
Diversified Financials	3.9
Food, Beverage & Tobacco	3.8
Energy	3.5
Media	3.1
Retailing	3.0
Semiconductors & Semiconductor Equipment	2.9
Health Care Equipment & Services	2.4
Materials	2.1
Technology Hardware & Equipment	2.0
Money Market Investments	1.4
Insurance	1.3
Banks	1.1
Consumer Services	.4
Household & Personal Products	.4
Consumer Durables & Apparel	.2
Transportation	.2
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market OpportunitiesFund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	41,450,367	-	-	41,450,367
Equity Securities—
Foreign Common
Stocks†	2,636,849	-	-	2,636,849
Mutual Funds	48,663,548	-	-	48,663,548

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $12,887,843, consisting of $15,381,553 gross unrealized appreciation and $2,493,710 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	40,980		3,072,680
Banks - 6.6%
Bank of America	392,380		5,803,300
Citigroup	117,960		5,493,397
JPMorgan Chase & Co.	110,754		7,228,914
Wells Fargo & Co.	86,659		4,395,344
			22,920,955
Capital Goods - 5.5%
3M	15,218		2,561,494
Allison Transmission Holdings	43,305		1,216,437
Boeing	31,070		3,919,480
General Electric	58,019		1,753,914
HD Supply Holdings	47,100	[a]	1,662,630
Honeywell International	9,661		1,099,712
Illinois Tool Works	10,367		1,099,213
Lennox International	5,570		765,039
Owens Corning	54,275		2,771,824
Spirit AeroSystems Holdings, Cl. A	50,722	[a]	2,372,775
			19,222,518
Consumer Durables & Apparel - .3%
Brunswick	12,200		584,014
D.R. Horton	18,085		552,678
			1,136,692
Consumer Services - 3.5%
Carnival	58,720		2,803,293
Darden Restaurants	40,246		2,729,886
Marriott International, Cl. A	39,210	[b]	2,589,428
Royal Caribbean Cruises	21,725		1,681,298
Wyndham Worldwide	38,422	[b]	2,589,259
			12,393,164
Diversified Financials - 4.3%
Affiliated Managers Group	14,571	[a]	2,528,360
American Express	58,446		3,843,409
Ameriprise Financial	30,665		3,117,711
Berkshire Hathaway, Cl. B	12,000	[a]	1,686,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Diversified Financials - 4.3% (continued)
Moody's	8,145		803,423
T. Rowe Price Group	37,716		2,906,395
			14,885,778
Energy - 6.2%
Exxon Mobil	110,047		9,796,384
Hess	12,200		731,146
HollyFrontier	15,055		402,872
Kinder Morgan	58,985		1,066,449
Marathon Petroleum	55,658		1,938,568
Phillips 66	9,185	[b]	738,107
Schlumberger	16,336		1,246,437
Tesoro	34,697		2,709,142
Valero Energy	56,582		3,095,035
			21,724,140
Exchange-Traded Funds - .0%
SPDR S&P 500 ETF Trust	830	[b]	174,167
Food & Staples Retailing - 4.3%
CVS Health	56,065		5,407,469
Kroger	37,083		1,326,088
Walgreens Boots Alliance	40,205		3,111,867
Wal-Mart Stores	71,973		5,094,249
			14,939,673
Food, Beverage & Tobacco - 6.1%
Altria Group	94,492		6,013,471
ConAgra Foods	67,425		3,081,322
General Mills	34,000		2,134,520
Mondelez International, Cl. A	96,140		4,277,269
PepsiCo	56,785		5,744,938
			21,251,520
Health Care Equipment & Services - 5.5%
Abbott Laboratories	82,798		3,281,285
AmerisourceBergen	12,395		929,377
Anthem	14,460		1,911,034
Cigna	13,871		1,777,014
DENTSPLY SIRONA	36,697		2,281,086
Express Scripts Holding	46,235	[a]	3,493,054
HCA Holdings	32,383	[a]	2,526,522
Hologic	86,490	[a]	2,976,121
			19,175,493

Common Stocks - 99.6% (continued)	Shares		Value ($)
Household & Personal Products - 1.3%
Estee Lauder, Cl. A	36,787		3,376,311
Procter & Gamble	15,729		1,274,678
			4,650,989
Insurance - 2.0%
Prudential Financial	41,561		3,293,709
Travelers	32,006		3,653,165
			6,946,874
Materials - 2.9%
Air Products & Chemicals	4,545		648,299
Crown Holdings	12,670	[a]	660,994
Dow Chemical	26,932		1,383,228
LyondellBasell Industries, Cl. A	40,330		3,281,249
Nucor	15,525		753,118
Reliance Steel & Aluminum	46,185		3,433,855
			10,160,743
Media - 3.0%
Sirius XM Holdings	210,460	[a]	846,049
Time Warner	43,511		3,292,042
Twenty-First Century Fox, Cl. A	32,226		930,687
Walt Disney	55,334		5,490,239
			10,559,017
Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
Agilent Technologies	49,445		2,269,031
Amgen	33,944		5,361,455
Biogen	3,280	[a]	950,314
Charles River Laboratories International	9,110	[a]	782,822
Gilead Sciences	56,502		4,919,064
Johnson & Johnson	73,653		8,299,957
Merck & Co.	105,751		5,949,551
Mylan	46,420	[a]	2,011,843
Pfizer	208,346		7,229,606
Quintiles Transnational Holdings	9,095	[a]	617,460
			38,391,103
Real Estate - 3.4%
Equity Residential	46,365	[c]	3,208,922
General Growth Properties	115,037	[c]	3,091,044
Host Hotels & Resorts	46,907	[c]	722,368
Public Storage	15,695	[c]	3,981,978
Simon Property Group	3,609	[c]	713,283
			11,717,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Retailing - 4.1%
Amazon.com	2,850	[a]	2,059,951
Home Depot	46,224		6,107,115
Lowe's	30,509		2,444,686
Nordstrom	12,225	[b]	464,305
Target	46,294		3,184,101
			14,260,158
Semiconductors & Semiconductor Equipment - 1.3%
Intel	49,778		1,572,487
Texas Instruments	48,831		2,959,159
			4,531,646
Software & Services - 14.1%
Activision Blizzard	87,475		3,434,268
Alphabet, Cl. A	8,267	[a]	6,190,743
Alphabet, Cl. C	8,266	[a]	6,081,462
Citrix Systems	39,770	[a]	3,377,268
eBay	126,565	[a]	3,095,780
Electronic Arts	54,410	[a]	4,175,967
Facebook, Cl. A	15,471	[a]	1,838,110
International Business Machines	34,511		5,305,721
Microsoft	87,855		4,656,315
Nuance Communications	109,425	[a]	1,829,586
Red Hat	24,880	[a]	1,927,205
VeriSign	6,303	[a,b]	538,654
Visa, Cl. A	84,100		6,638,854
			49,089,933
Technology Hardware & Equipment - 5.3%
Apple	132,521		13,233,547
Cisco Systems	80,060		2,325,743
Motorola Solutions	40,465		2,803,011
			18,362,301
Telecommunication Services - 3.6%
AT&T	80,632		3,156,743
CenturyLink	94,183	[b]	2,554,243
Verizon Communications	133,114		6,775,503
			12,486,489
Transportation - 2.4%
Delta Air Lines	70,862		3,079,663
JetBlue Airways	94,430	[a]	1,693,130
Southwest Airlines	88,051		3,740,406
			8,513,199

Common Stocks - 99.6% (continued)	Shares	Value ($)
Utilities - 2.0%
Duke Energy	39,310	3,075,221
FirstEnergy	92,115	3,022,293
Great Plains Energy	34,430	1,004,667
		7,102,181
Total Common Stocks (cost $290,648,735)		347,669,008
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,517,318)	3,517,318 [d]	3,517,318
Total Investments (cost $294,166,053)	100.6%	351,186,326
Liabilities, Less Cash and Receivables	(.6%)	(2,137,570)
Net Assets	100.0%	349,048,756

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $9,407,391 and the value of the collateral held by the fund was $11,568,058, consisting of cash collateral of $3,517,318 and U.S. Government & Agency securities valued at $8,050,740.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	14.1
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Banks	6.6
Energy	6.2
Food, Beverage & Tobacco	6.1
Capital Goods	5.5
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.3
Diversified Financials	4.3
Food & Staples Retailing	4.3
Retailing	4.1
Telecommunication Services	3.6
Consumer Services	3.5
Real Estate	3.4
Media	3.0
Materials	2.9
Transportation	2.4
Insurance	2.0
Utilities	2.0
Household & Personal Products	1.3
Semiconductors & Semiconductor Equipment	1.3
Money Market Investment	1.0
Automobiles & Components	.9
Consumer Durables & Apparel	.3
Exchange-Traded Funds	.0
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	347,494,841	-	-	347,494,841
Exchange-Traded Funds	174,167	-	-	174,167
Mutual Funds	3,517,318	-	-	3,517,318

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $57,020,273, consisting of $63,952,753 gross unrealized appreciation and $6,932,480 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 97.3%	Rate (%)	Date	Amount ($)		Value ($)
Illinois - .8%
Chicago,
GO	5.00	1/1/23	1,970,000		2,049,411
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/35	1,000,000		880,000
					2,929,411
Massachusetts - 90.2%
Barnstable,
GO	4.00	9/15/21	580,000		665,248
Bellingham,
GO (Municipal Purpose Loan)	4.00	9/1/19	460,000		505,977
Berkshire Wind Power Cooperative
Corporation,
Wind Project Revenue	5.25	7/1/23	750,000		854,235
Boston,
GO	5.00	4/1/22	3,100,000		3,762,718
Boston,
GO	5.00	3/1/23	3,000,000		3,715,860
Boston,
GO	5.00	3/1/25	1,150,000		1,445,700
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,128,520
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,659,360
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	5/1/19	2,480,000	[a]	2,776,236
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/19	2,500,000	[a]	2,843,300
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,476,012
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		690,325
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		681,787
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/21	1,000,000		1,140,660
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/22	1,210,000		1,403,697
Groton-Dunstable Regional School District,
GO	5.00	9/1/20	725,000		839,122
Hingham,
GO (Municipal Purpose Loan)	5.00	5/15/19	955,000		1,069,552
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/22	3,000,000		3,639,690
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/25	5,060,000		6,343,469
Massachusetts,
GO	0.89	11/1/18	2,500,000	[b]	2,504,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.2% (continued)
Massachusetts,
GO	5.25	8/1/21	1,975,000	2,377,999
Massachusetts,
GO	5.25	8/1/23	1,000,000	1,264,440
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000	359,296
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	5,575,000	6,785,946
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/25	2,250,000	2,748,735
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000	5,960,800
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/31	2,250,000	2,744,932
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/33	920,000	1,081,166
Massachusetts,
GO (Consolidated Loan) (Green Bonds)	5.00	9/1/22	1,650,000	2,017,141
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/25	350,000	457,786
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000	2,497,950
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/22	1,620,000	1,931,494
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/23	2,095,000	2,478,636
Massachusetts,
Transportation Fund Revenue (Rail
Enhancement Program)	5.00	6/1/19	1,085,000	1,217,641
Massachusetts Bay Transportation
Authority,
Assessment Revenue	5.00	7/1/18	4,000,000	4,354,240
Massachusetts Bay Transportation
Authority,
Assessment Revenue	5.00	7/1/24	500,000	608,520
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.00	7/1/20	2,500,000	2,887,175
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/20	1,500,000	1,747,230
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000	2,393,900
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	3,085,000	3,692,591
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000	2,981,707

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Clean Energy Cooperative
Corporation,
Clean Energy Cooperative Revenue (A
Massachusetts Municipal Lighting Plant
Cooperative)	5.00	7/1/28	1,250,000		1,501,987
Massachusetts College Building Authority,
Project Revenue	4.00	5/1/19	345,000		375,512
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	3,000,000		3,649,260
Massachusetts College Building Authority,
Project Revenue (Prerefunded)	5.00	5/1/19	1,000,000	[a]	1,118,840
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/32	1,530,000		1,728,701
Massachusetts Department of
Transportation,
Metropolitan Highway System
Subordinated Revenue (Commonwealth
Contract Assistance Secured)	5.00	1/1/35	3,045,000		3,457,658
Massachusetts Development Finance
Agency,
Revenue (Babson College Issue)	5.00	10/1/25	545,000		686,602
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/24	350,000		429,034
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	1,500,000		1,795,410
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/19	950,000		1,067,553
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/19	900,000		1,011,366
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/23	1,750,000		2,159,500
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)
(Green Bonds)	5.00	7/1/44	2,000,000		2,286,000
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/22	1,000,000		1,194,740
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/24	1,000,000		1,225,810
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/26	1,000,000		1,243,280
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/29	1,000,000		1,220,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/30	1,000,000	1,215,120
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross
Issue)	5.00	9/1/46	3,000,000	3,647,100
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/19	2,000,000	2,179,360
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/25	1,000,000	1,217,900
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/27	1,000,000	1,145,040
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/28	1,000,000	1,142,710
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/31	400,000	482,968
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/32	300,000	361,140
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/37	465,000	550,630
Massachusetts Development Finance
Agency,
Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,904,400
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,825,000	2,159,577
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/31	675,000	789,845
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	2,500,000	2,813,375
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/33	3,410,000	3,825,679
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,230,000	1,357,133
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.25	10/1/24	465,000	562,562

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/25	700,000	861,056
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/29	2,820,000	3,377,570
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/24	530,000	647,019
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/25	500,000	616,085
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/28	750,000	915,443
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	2,000,000	2,346,720
Massachusetts Development Finance
Agency,
Revenue (Southcoast Health System
Obligated Group Issue)	4.00	7/1/20	530,000	582,836
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/32	1,910,000	2,344,582
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/23	3,675,000	4,389,971
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/24	4,500,000	5,365,530
Massachusetts Development Finance
Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000	349,452
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/24	2,000,000	2,433,260
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/25	1,275,000	1,560,421
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/28	2,000,000	2,421,340
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/35	1,350,000	1,554,849
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/40	2,650,000	3,020,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/45	1,000,000		1,134,520
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/25	3,000,000		3,740,790
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	4.00	10/1/17	730,000		762,054
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/19	910,000		1,029,347
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/20	905,000		1,052,271
Massachusetts Development Finance
Agency,
Revenue (Worcester City Campus
Corporation Issue) (University of
Massachusetts Project)	5.00	10/1/21	830,000		989,136
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/34	2,755,000		3,281,811
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/39	1,460,000		1,732,845
Massachusetts Development Finance
Agency,
SWDR (Dominion Energy Brayton Point
Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,277,680
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,598,600
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,547,588
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	5.00	7/1/21	2,350,000		2,649,202
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/32	2,000,000		2,108,820
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	3,350,000		3,528,588

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Cape Cod Healthcare
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.13	11/15/35	1,000,000		1,128,110
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue)	5.00	7/1/18	690,000		748,029
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Capital
Asset Program) (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.38	8/1/18	1,650,000	[a]	1,810,182
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	7/1/18	1,000,000	[a]	1,090,990
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	7/1/18	1,325,000	[a]	1,445,562
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		3,064,160
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,219,460
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue)	5.00	5/1/26	2,525,000		2,813,330
Massachusetts Health and Educational
Facilities Authority,
Revenue (Isabella Stewart Gardner
Museum Issue)	5.00	5/1/27	1,000,000		1,112,970
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000		2,252,772
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000		4,167,449
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	1,000,000		1,203,310
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/24	2,495,000		2,870,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.63	10/1/29	3,000,000		3,422,910
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000		3,446,700
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/22	115,000		120,276
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue) (Prerefunded)	5.00	7/1/17	135,000	[a]	141,306
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	590,000	[a]	680,890
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	410,000	[a]	473,161
Massachusetts Health and Educational
Facilities Authority,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/40	4,640,000		5,298,694
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	2,100,000		2,398,410
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Prerefunded)	5.25	8/15/18	1,000,000	[a]	1,097,840
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Prerefunded)	5.38	8/15/18	2,000,000	[a]	2,201,140
Massachusetts Housing Finance Agency,
Housing Revenue	4.00	6/1/19	2,670,000		2,860,745
Massachusetts Port Authority,
Revenue	5.00	7/1/19	400,000		448,848
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000		1,112,510
Massachusetts Port Authority,
Revenue	5.00	7/1/21	525,000		621,952
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000		390,915
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000		1,585,580
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000		2,889,875
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000		243,304
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000		242,392

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000		1,780,170
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000		2,422,480
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/20	1,800,000		2,089,728
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	4,000,000		4,862,640
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	2,700,000		3,259,494
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	2,000,000		2,417,940
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	4.00	8/15/32	5,000,000		5,617,550
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	5.00	1/1/20	3,105,000		3,363,926
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.00	8/1/18	75,000		75,298
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.25	8/1/20	1,700,000		1,992,587
Massachusetts Water Pollution Abatement
Trust,
(Pool Program)	5.25	8/1/22	2,350,000		2,904,882
Massachusetts Water Pollution Abatement
Trust,
State Revolving Fund Revenue	5.00	8/1/23	3,000,000		3,741,300
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,667
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/19	2,475,000		2,791,330
Massachusetts Water Resources Authority,
General Revenue	5.50	8/1/21	2,000,000		2,433,280
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/27	2,570,000		3,160,997
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/27	5,000,000		5,795,100
Massachusetts Water Resources Authority,
General Revenue (Green Bonds)	5.00	8/1/40	1,000,000		1,224,190
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	100,047
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	[a]	68,453
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	[a]	168,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 90.2% (continued)
Massachusetts Water Resources Authority,
General Revenue (Prerefunded)	5.00	8/1/21	500,000	[a]	594,900
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,177,120
Newton,
GO	5.00	4/1/39	3,750,000		4,179,450
Newton,
GO (Municipal Purpose Loan)	4.00	1/15/25	1,420,000		1,706,883
					323,148,941
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	2,000,000		2,326,400
New Jersey - 1.9%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,760,000		1,953,283
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,328,700
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,463,782
					6,745,765
New York - 1.1%
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[c]	1,972,057
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000		2,037,380
					4,009,437
Texas - .8%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,500,000		2,958,875
U.S. Related - 1.8%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,729,725
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		595,700
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,125,320
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	1,000,000		1,047,360

Long-Term Municipal Investments - 97.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 1.8% (continued)
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,013,120
Puerto Rico Highways and Transportation
Authority,
Transportation Revenue (Insured;
FGIC)	5.25	7/1/16	330,000		155,100
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/20	2,000,000	[d]	262,500
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.75	8/1/32	1,000,000	[e]	381,990
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[e]	178,050
					6,488,865
Total Long-Term Municipal Investments
(cost $331,549,654)					348,607,694
Short-Term Municipal Investments - 2.0%

Massachusetts - 2.0%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Baystate Medical Center
Issue) (LOC; JPMorgan Chase Bank)	0.33	6/1/16	1,000,000	[f]	1,000,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Baystate Medical Center
Issue) (LOC; Wells Fargo Bank)	0.35	6/1/16	1,500,000	[f]	1,500,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Children's Hospital Issue)
(LOC; JPMorgan Chase Bank)	0.33	6/1/16	1,200,000	[f]	1,200,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.37	6/1/16	2,800,000	[f]	2,800,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)
(Liquidity Facility; Wells Fargo Bank)	0.33	6/1/16	800,000	[f]	800,000
Total Short-Term Municipal Investments
(cost $7,300,000)					7,300,000

Total Investments (cost $338,849,654)			99.3%		355,907,694
Cash and Receivables (Net)			0.7%		2,403,962
Net Assets			100.0%		358,311,656

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, this security was valued at
$1,972,057 or .55% of net assets.
d Non-income producing—security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	05/31/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	44	(5,285,156)	September 2016	(8,250)
Ultra 10 Year U.S. Treasury Notes	70	(9,871,094)	September 2016	(44,752)
Gross Unrealized Depreciation				(53,002)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		355,907,694		355,907,694
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(53,002)			(53,002)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments

NOTES

are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized appreciation on investments was $17,058,040, consisting of $20,066,849 gross unrealized appreciation and $3,008,809 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	21,180		720,755
Delphi Automotive	24,165		1,642,253
Gentex	367,692		6,096,333
Goodyear Tire & Rubber	36,015		1,007,340
Harley-Davidson	69,926	[a]	3,243,867
Lear	39,517		4,693,039
Tenneco	79,229	[b]	4,256,182
Thor Industries	12,105		786,825
Visteon	7,915		593,467
			23,040,061
Banks - 3.4%
BB&T	84,526		3,074,211
BOK Financial	10,680	[a]	680,743
CIT Group	2,000		68,520
Comerica	30,315		1,427,837
Cullen/Frost Bankers	14,850	[a]	993,465
East West Bancorp	216,000		8,337,600
Fifth Third Bancorp	480,843		9,073,507
First Horizon National	56,965		829,410
First Niagara Financial Group	133,540		1,458,257
First Republic Bank	252,542		18,286,566
Huntington Bancshares	590,149		6,167,057
KeyCorp	134,220		1,720,700
M&T Bank	18,002		2,151,239
New York Community Bancorp	61,590		969,427
PacWest Bancorp	12,815		534,129
People's United Financial	59,805		949,703
Popular	29,810		934,245
Regions Financial	126,240		1,240,939
Signature Bank	47,874	[b]	6,462,990
SunTrust Banks	207,135		9,076,656
SVB Financial Group	3,903	[b]	430,111
TCF Financial	49,105		705,639
Webster Financial	171,087		6,699,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Banks - 3.4% (continued)
Zions Bancorporation	31,720		888,794
			83,161,512
Capital Goods - 9.6%
Acuity Brands	24,569	[a]	6,364,354
AECOM	43,085	[b]	1,383,459
Air Lease Corp	13,460	[a]	404,473
Allegion	161,861		10,948,278
Allison Transmission Holdings	252,820		7,101,714
AMETEK	41,382		1,978,887
B/E Aerospace	17,960		855,614
Beacon Roofing Supply	50,411	[b]	2,175,235
BWX Technologies	140,348		4,936,039
Chicago Bridge & Iron Co.	4,933		188,638
Curtiss-Wright	29,637		2,466,391
Donaldson	40,700	[a]	1,363,857
Dover	24,330		1,624,028
Fastenal	126,237	[a]	5,810,689
Fluor	49,359		2,605,168
Fortune Brands Home & Security	28,990		1,700,843
HD Supply Holdings	447,033	[b]	15,780,265
Hubbell	160,792		17,087,366
Huntington Ingalls Industries	44,920		6,891,177
IDEX	76,411		6,368,093
Ingersoll-Rand	404,587		27,030,457
Joy Global	58,325	[a]	993,275
L-3 Communications Holdings	14,120		1,937,405
Lincoln Electric Holdings	12,945		779,030
Masco	311,517		10,167,915
Middleby	45,311	[b]	5,627,626
MSC Industrial Direct, Cl. A	7,400		554,630
Nordson	97,557		8,485,508
NOW	28,295	[b]	490,635
Orbital ATK	5,270		458,648
Owens Corning	20,035		1,023,187
PACCAR	35,355		1,971,041
Parker-Hannifin	28,549		3,278,567
Pentair	26,730		1,610,215
Regal Beloit	156,547		8,943,530
Rockwell Automation	12,719		1,476,040
Rockwell Collins	20,250		1,790,100

Common Stocks - 98.5% (continued)	Shares		Value ($)
Capital Goods - 9.6% (continued)
Roper Technologies	36,962		6,323,459
Snap-on	58,924		9,535,082
Spirit AeroSystems Holdings, Cl. A	18,240	[b]	853,267
Stanley Black & Decker	69,850		7,905,623
Terex	28,585		605,430
Textron	302,033		11,495,376
Timken	92,266		3,067,844
TransDigm Group	8,200	[b]	2,161,028
Triumph Group	1,495		56,406
United Rentals	15,670	[b]	1,091,729
W.W. Grainger	4,384	[a]	1,001,086
WABCO Holdings	34,533	[b]	3,726,111
Wabtec	53,666	[a]	4,152,675
WESCO International	66,664	[a,b]	3,888,511
Xylem	98,100		4,381,146
			234,897,150
Commercial & Professional Services - 2.1%
Avery Dennison	57,508		4,277,445
Cintas	21,340		2,023,032
Copart	269,089	[b]	13,322,596
IHS, Cl. A	15,916	[b]	1,956,554
Manpowergroup	72,382		5,772,464
Pitney Bowes	25,465		474,413
R.R. Donnelley & Sons	54,370	[a]	885,687
Republic Services	35,910		1,733,735
Robert Half International	137,361		5,712,844
Stericycle	39,630	[a,b]	3,883,344
Tyco International	34,000		1,449,080
Verisk Analytics	87,155	[b]	6,919,235
Waste Connections	30,355		1,987,342
			50,397,771
Consumer Durables & Apparel - 3.2%
Brunswick	105,306		5,040,998
Carter's	51,606		5,188,467
Coach	33,095		1,304,605
D.R. Horton	38,970		1,190,923
Fossil Group	17,905	[a,b]	499,012
Garmin	22,545		958,613
Hanesbrands	51,440		1,392,481
Harman International Industries	12,190		953,746

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 3.2% (continued)
Hasbro	14,850		1,296,257
Kate Spade & Company	238,400	[a,b]	5,211,424
Leggett & Platt	22,780		1,144,923
Lennar, Cl. A	17,265	[a]	786,766
Lululemon Athletica	12,535	[a,b]	815,151
Mattel	62,110		1,980,067
Michael Kors Holdings	23,660	[b]	1,010,755
Mohawk Industries	4,531	[b]	891,202
Newell Rubbermaid	325,566		15,526,243
NVR	780	[b]	1,351,740
Polaris Industries	10,842	[a]	921,787
PulteGroup	78,848		1,479,188
PVH	209,926		19,691,059
Ralph Lauren	1,191		112,347
Toll Brothers	36,860	[b]	1,074,469
TopBuild	6,003		216,948
Tupperware Brands	8,250	[a]	466,785
Under Armour, Cl. A	87,091	[a,b]	3,285,943
Under Armour, Cl. C	87,091	[b]	3,045,572
Whirlpool	8,340		1,456,331
			78,293,802
Consumer Services - 1.4%
Aramark	37,605		1,251,870
Brinker International	12,330		554,480
Chipotle Mexican Grill	3,450	[a,b]	1,524,762
Darden Restaurants	22,030		1,494,295
Hilton Worldwide Holdings	75,725		1,573,566
Houghton Mifflin Harcourt	205,581	[b]	3,535,993
Hyatt Hotels, Cl. A	9,770	[a,b]	448,541
Interval Leisure Group	8,080		116,032
Marriott International, Cl. A	22,740	[a]	1,501,750
MGM Resorts International	60,420	[b]	1,380,597
Norwegian Cruise Line Holdings	17,705	[b]	821,689
Panera Bread, Cl. A	59,669	[b]	13,076,461
Royal Caribbean Cruises	10,685	[a]	826,912
Service Corporation International	42,525		1,165,185
Starwood Hotels & Resorts Worldwide	18,750	[c]	1,376,813
Wyndham Worldwide	23,525	[a]	1,585,350
Wynn Resorts	11,505	[a]	1,106,551
			33,340,847

Common Stocks - 98.5% (continued)	Shares		Value ($)
Diversified Financials - 9.9%
Affiliated Managers Group	34,293	[b]	5,950,521
Ally Financial	197,063	[b]	3,535,310
Ameriprise Financial	28,988		2,947,210
Capital One Financial	67,531		4,945,970
CBOE Holdings	89,101		5,671,279
Charles Schwab	71,803		2,195,736
Discover Financial Services	122,091		6,935,990
Dun & Bradstreet	11,198		1,421,026
E*TRADE Financial	811,110	[b]	22,621,858
Equifax	128,723		16,184,343
H&R Block	41,820		893,275
Intercontinental Exchange	78,618		21,314,912
Invesco	45,580		1,431,212
Legg Mason	19,970		688,965
Leucadia National	1,040,564		18,834,208
LPL Financial Holdings	32,990	[a]	920,091
Moody's	37,186		3,668,027
Nasdaq	29,155		1,924,522
Navient	282,730		3,876,228
Northern Trust	19,900		1,474,590
NorthStar Asset Management	28,450		355,910
Principal Financial Group	44,565		1,985,816
Raymond James Financial	651,745		36,543,342
S&P Global	35,213		3,937,166
SEI Investments	97,058		4,992,664
SLM	2,778,108	[b]	19,085,602
State Street	38,101		2,402,649
Synchrony Financial	767,818	[b]	23,955,922
T. Rowe Price Group	32,050		2,469,773
TD Ameritrade Holding	527,513		17,233,850
Voya Financial	26,630		875,062
			241,273,029
Energy - 3.7%
Anadarko Petroleum	21,442		1,111,982
Antero Resources	28,850	[a,b]	837,516
Cabot Oil & Gas	44,080		1,056,598
Cheniere Energy	275,397	[b]	8,848,506
Cimarex Energy	50,471		5,868,768
Columbia Pipeline Group	48,650		1,242,521
Concho Resources	17,823	[a,b]	2,162,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Energy - 3.7% (continued)
CONSOL Energy	29,060		446,362
Diamond Offshore Drilling	27,155	[a]	701,142
Diamondback Energy	72,427	[b]	6,587,236
Energen	132,744		6,321,269
EQT	71,623		5,246,385
FMC Technologies	272,630	[b]	7,423,715
Golar LNG	13,700	[a]	238,380
Gulfport Energy	280,149	[b]	8,611,780
Helmerich & Payne	25,640	[a]	1,567,886
Hess	27,500		1,648,075
HollyFrontier	23,390		625,916
Marathon Oil	60,220		787,075
Marathon Petroleum	101,114		3,521,801
Murphy Oil	22,265		688,211
National Oilwell Varco	42,300	[a]	1,393,785
Newfield Exploration	26,800	[b]	1,092,636
Noble Energy	38,200		1,365,650
ONEOK	22,535		974,639
Parsley Energy, Cl. A	179,904	[b]	4,690,097
Pioneer Natural Resources	15,534		2,490,411
Range Resources	30,220	[a]	1,287,070
RSP Permian	84,506	[a,b]	2,782,783
Schlumberger	28,776		2,195,609
Seadrill	112,115	[a,b]	346,435
Southwestern Energy	46,030	[a,b]	629,230
Targa Resources	21,390		916,134
Tesoro	14,325		1,118,496
Western Refining	58,316	[a]	1,238,632
World Fuel Services	13,365		614,389
WPX Energy	100,855	[b]	1,037,798
			89,717,561
Exchange-Traded Funds - 1.8%
iShares Russell Mid-Cap Growth ETF	237,900	[a]	22,267,440
PowerShares QQQ Trust	102,303	[a]	11,288,113
SPDR S&P MidCap 400 ETF Trust	34,854		9,474,014
			43,029,567
Food & Staples Retailing - .2%
Rite Aid	144,300	[b]	1,111,110
Sprouts Farmers Markets	28,375	[a,b]	702,565
Sysco	54,770		2,634,985

Common Stocks - 98.5% (continued)	Shares		Value ($)
Food & Staples Retailing - .2% (continued)
Whole Foods Market	33,555	[a]	1,085,504
			5,534,164
Food, Beverage & Tobacco - 3.0%
Archer-Daniels-Midland	309,804		13,250,317
Brown-Forman, Cl. B	16,455		1,613,742
Bunge	7,155		479,886
Campbell Soup	18,170	[a]	1,100,557
Coca-Cola European Partners	97,042		3,766,200
ConAgra Foods	51,890		2,371,373
Constellation Brands, Cl. A	30,397		4,655,301
Dr. Pepper Snapple Group	22,700		2,074,780
Hain Celestial Group	76,874	[b]	3,800,651
Hershey	16,740		1,554,309
Hormel Foods	16,045		552,108
Ingredion	18,750		2,201,437
J.M. Smucker	43,752		5,650,571
Kellogg	20,350		1,513,430
McCormick & Co.	25,710		2,495,670
Mead Johnson Nutrition	18,745		1,542,339
Molson Coors Brewing, Cl. B	120,295		11,930,858
Monster Beverage	19,628	[b]	2,944,200
Pilgrim's Pride	25,115	[a]	624,610
Tyson Foods, Cl. A	38,890		2,480,404
WhiteWave Foods, Cl. A	142,456	[b]	6,360,660
			72,963,403
Health Care Equipment & Services - 8.6%
ABIOMED	11,590	[b]	1,151,003
Acadia Healthcare	9,860	[a,b]	580,458
Alere	14,850	[b]	637,808
Align Technology	193,514	[b]	15,254,709
Allscripts Healthcare Solutions	40,940	[b]	552,281
AmerisourceBergen	28,230		2,116,685
athenahealth	53,297	[a,b]	6,761,790
Becton Dickinson & Co.	24,802		4,128,293
Boston Scientific	1,385,950	[b]	31,474,924
Brookdale Senior Living	388,606	[b]	6,971,592
C.R. Bard	31,804		6,966,348
Cardinal Health	62,013		4,895,926
Centene	193,238	[b]	12,048,389
Cerner	126,686	[b]	7,045,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.6% (continued)
Community Health Systems	28,018	[b]	376,562
Cooper	86,728		14,120,186
DaVita HealthCare Partners	58,766	[b]	4,543,787
DENTSPLY SIRONA	267,568		16,632,027
DexCom	12,080	[b]	779,039
Edwards Lifesciences	21,490	[b]	2,116,765
Envision Healthcare Holdings	40,480	[b]	1,004,309
Henry Schein	13,220	[b]	2,296,711
Hill-Rom Holdings	12,660		621,986
Hologic	30,430	[b]	1,047,096
IDEXX Laboratories	36,077	[b]	3,159,263
Intuitive Surgical	3,553	[b]	2,255,125
Laboratory Corporation of America Holdings	114,024	[b]	14,589,371
MEDNAX	116,189	[b]	7,953,137
Quest Diagnostics	25,140		1,940,054
Quorum Health	7,004	[b]	92,803
ResMed	22,965	[a]	1,356,313
St. Jude Medical	94,561		7,409,800
STERIS	48,644	[a]	3,377,353
Tenet Healthcare	14,662	[b]	424,318
Universal Health Services, Cl. B	8,935		1,204,974
Varian Medical Systems	64,627	[a,b]	5,350,469
VCA	143,319	[b]	9,305,703
Veeva Systems, Cl. A	9,315	[a,b]	306,929
Zimmer Biomet Holdings	67,450		8,236,319
			211,085,613
Household & Personal Products - .5%
Avon Products	113,360		442,104
Church & Dwight	85,235		8,393,943
Clorox	10,051		1,291,956
Edgewell Personal Care	10,500	[b]	834,015
Energizer Holdings	12,239		579,272
Herbalife	7,145	[a,b]	413,624
Nu Skin Enterprises, Cl. A	13,635		537,901
			12,492,815
Insurance - 4.8%
Alleghany	11,486	[b]	6,257,917
Allstate	73,130		4,937,006
Aon	95,785		10,466,427
Arthur J. Gallagher & Co.	12,705		614,033

Common Stocks - 98.5% (continued)	Shares		Value ($)
Insurance - 4.8% (continued)
Assurant	136,286		11,910,034
Assured Guaranty	27,960		751,844
Cincinnati Financial	31,530		2,178,723
CNO Financial Group	128,820		2,613,758
Everest Re Group	8,640		1,547,510
FNF Group	734,835		25,682,483
Hartford Financial Services Group	53,315		2,408,239
Lincoln National	46,820		2,146,697
Loews	117,246		4,746,118
Markel	1,716	[b]	1,635,348
Marsh & McLennan Cos.	77,153		5,097,499
Old Republic International	79,145		1,516,418
Progressive	80,350		2,675,655
Reinsurance Group of America	63,722		6,317,399
Torchmark	50,757		3,128,154
Unum Group	253,257		9,350,248
Validus Holdings	21,155		1,030,037
W.R. Berkley	90,963		5,187,620
Willis Towers Watson	16,305		2,087,366
XL Group	92,338		3,171,810
			117,458,343
Materials - 4.5%
Albemarle	23,695		1,860,058
Alcoa	165,010		1,529,643
Ashland	9,860		1,117,730
Ball	7,200		520,560
Bemis	25,965		1,307,078
Berry Plastics Group	55,392	[b]	2,169,705
Celanese, Ser. A	25,490		1,796,535
CF Industries Holdings	74,804		2,069,079
Crown Holdings	41,113	[b]	2,144,865
Eastman Chemical	21,885		1,605,484
FMC	23,435		1,112,928
Freeport-McMoRan	128,245		1,420,955
GCP Applied Technologies	11,035		261,861
Graphic Packaging Holding	558,406		7,482,640
Ingevity	6,078		177,113
International Flavors & Fragrances	15,023		1,937,967
International Paper	51,690		2,179,250
Martin Marietta Materials	8,904		1,683,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Materials - 4.5% (continued)
Methanex	42,686		1,405,223
Mosaic	678,584	[a]	17,120,674
Newmont Mining	294,400		9,541,504
Nucor	40,615		1,970,234
Packaging Corporation of America	67,649		4,615,691
PPG Industries	22,115		2,381,343
Reliance Steel & Aluminum	16,000		1,189,600
Royal Gold	9,890		555,126
Scotts Miracle-Gro, Cl. A	137,213		9,536,303
Sealed Air	73,632		3,419,470
Sherwin-Williams	7,556		2,199,476
Sonoco Products	25,750		1,227,503
Steel Dynamics	161,493		3,987,262
Valspar	56,572		6,127,879
Vulcan Materials	16,935		1,977,161
W.R. Grace & Co.	8,520		661,493
WestRock	91,066		3,607,124
Yamana Gold	1,355,323		5,665,250
			109,564,979
Media - 2.2%
AMC Networks, Cl. A	10,100	[b]	645,794
Cablevision Systems, Cl. A	26,225		909,483
CBS, Cl. B	295,372		16,304,534
Charter Communications, Cl. A	6,406	[b]	1,402,530
Cinemark Holdings	29,195		1,056,275
Discovery Communications, Cl. A	22,600	[b]	629,410
Discovery Communications, Cl. C	27,225	[b]	728,813
Gannet Company	29,877		466,679
IMAX	199,971	[b]	6,667,033
Interpublic Group of Companies	65,350		1,561,865
John Wiley & Sons, Cl. A	17,755		956,639
Liberty Braves Group, Cl. A	1,021	[b]	15,887
Liberty Braves Group, Cl. C	4,175	[a,b]	62,625
Liberty Broadband, Cl. A	2,552	[b]	147,506
Liberty Broadband, Cl. C	8,505	[b]	491,844
Liberty Media Group, Cl. A	2,552	[b]	49,713
Liberty Media Group, Cl. C	10,437	[b]	197,781
Liberty Sirius Group	10,210	[b]	325,597
Liberty Sirius Group, Cl. C	41,750	[b]	1,313,038
News Corp., Cl. A	47,560		568,818

Common Stocks - 98.5% (continued)	Shares		Value ($)
Media - 2.2% (continued)
Nielsen Holdings	41,165	[a]	2,197,799
Omnicom Group	90,031		7,502,283
Sinclair Broadcast Group, Cl. A	68,403		2,163,587
Sirius XM Holdings	162,390	[a,b]	652,808
Starz, Cl. A	63,402	[b]	1,711,854
TEGNA	127,566		2,928,915
Tribune Media Co	7,240		291,410
Viacom, Cl. B	44,299		1,965,547
			53,916,067
Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
Agilent Technologies	301,520		13,836,753
Agios Phamaceuticals	8,354	[a,b]	467,406
Akorn	414,115	[a,b]	12,377,897
Alkermes	175,844	[b]	8,160,920
Alnylam Pharmaceuticals	4,757	[b]	341,172
BioMarin Pharmaceutical	14,390	[b]	1,290,064
Bio-Techne	8,410		924,091
Bluebird Bio	8,582	[a,b]	388,336
Bruker	34,463		909,823
Charles River Laboratories International	8,750	[b]	751,888
Endo International	20,865	[b]	329,876
ICON	37,309	[b]	2,628,046
Incyte	14,810	[b]	1,250,112
Intrexon	9,150	[a,b]	281,271
Ionis Pharmaceuticals	13,015	[a,b]	295,310
Jazz Pharmaceuticals	136,458	[b]	20,681,574
Mallinckrodt	16,041	[b]	1,016,358
Medivation	30,344	[b]	1,834,598
Mettler-Toledo International	4,135	[b]	1,551,948
Mylan	117,568	[b]	5,095,397
OPKO Health	33,920	[a,b]	360,570
PAREXEL International	62,696	[a,b]	3,942,951
Perrigo	62,085		5,950,226
Puma Biotechnology	6,936	[a,b]	262,111
QIAGEN	29,760	[b]	642,221
Quintiles Transnational Holdings	9,085	[b]	616,781
United Therapeutics	4,475	[b]	532,838
Waters	14,200	[b]	1,953,210
Zoetis	42,020		1,992,588
			90,666,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Real Estate - 5.5%
American Assets Trust	53,264	[c]	2,131,093
American Capital Agency	4,610	[c]	87,083
American Homes 4 Rent, Cl. A	139,926	[c]	2,566,243
Annaly Capital Management	74,490	[c]	788,104
Apartment Investment & Management, Cl. A	28,160	[c]	1,201,024
Apple Hospitality	36,465	[a]	664,757
AvalonBay Communities	12,985	[c]	2,335,742
Boston Properties	71,156	[c]	8,939,328
Brixmor Property Group	22,490	[c]	567,873
Camden Property Trust	19,430	[c]	1,655,630
CBRE Group, Cl. A	63,290	[b]	1,889,207
Corrections Corporation of America	14,634	[c]	491,702
Crown Castle International	32,825	[c]	2,980,838
Digital Realty Trust	25,055	[a,c]	2,391,500
Douglas Emmett	91,185	[c]	3,090,260
Equinix	19,574	[a,c]	7,085,788
Equity Commonwealth	50,205	[b,c]	1,450,422
Equity Lifestyle Properties	29,360	[c]	2,152,088
Equity Residential	95,638	[c]	6,619,106
Essex Property Trust	23,556	[c]	5,352,630
Extra Space Storage	105,216	[c]	9,781,932
Federal Realty Investment Trust	6,345	[c]	971,991
Forest City Realty Trust	55,930		1,275,763
Four Corners Property Trust	19,736	[c]	383,668
General Growth Properties	154,542	[c]	4,152,544
HCP	33,275	[a,c]	1,093,749
Healthcare Trust of America, Cl. A	40,030		1,208,105
Hospitality Properties Trust	39,145	[c]	1,002,112
Host Hotels & Resorts	105,409	[c]	1,623,299
Iron Mountain	53,958	[c]	1,982,417
Jones Lang LaSalle	871		102,656
Kilroy Realty	27,555	[c]	1,740,098
Kimco Realty	290,171	[c]	8,177,019
Macerich	68,875	[c]	5,256,540
MFA Financial	121,665	[c]	877,205
NorthStar Realty Finance	47,805	[a]	645,368
Omega Healthcare Investors	15,040	[c]	480,077
Prologis	57,060	[c]	2,712,062
Rayonier	37,674	[c]	976,887
Realty Income	44,600	[a,c]	2,680,014

Common Stocks - 98.5% (continued)	Shares		Value ($)
Real Estate - 5.5% (continued)
Regency Centers	91,265	[c]	6,990,899
SL Green Realty	85,624	[c]	8,678,849
Spirit Realty Capital	96,595	[c]	1,106,013
Taubman Centers	14,330	[c]	982,608
Two Harbors Investment	78,075	[c]	662,076
UDR	56,260	[c]	2,027,048
Ventas	27,175	[c]	1,802,518
VEREIT	161,410		1,547,922
Vornado Realty Trust	25,920	[c]	2,475,878
Weingarten Realty Investors	42,650	[c]	1,604,920
Welltower	41,575	[a,c]	2,864,933
Weyerhaeuser	81,047	[c]	2,552,980
WP Carey	9,295		595,902
			135,456,470
Retailing - 6.2%
Advance Auto Parts	12,860		1,978,382
AutoZone	3,708	[b]	2,826,238
Bed Bath & Beyond	23,625		1,057,219
Best Buy	103,796		3,339,117
CarMax	24,720	[a,b]	1,326,475
Dillard's, Cl. A	7,307	[a]	431,917
Dollar General	29,900		2,688,010
Dollar Tree	21,504	[b]	1,946,972
eBay	132,202	[b]	3,233,661
Expedia	127,760		14,212,022
Foot Locker	30,885		1,727,089
GameStop, Cl. A	17,020	[a]	495,282
Gap	27,475	[a]	494,275
Genuine Parts	14,660		1,420,847
Groupon	92,655	[a,b]	327,999
J.C. Penney	32,550	[a,b]	253,565
Kohl's	26,250		946,050
L Brands	24,970	[a]	1,711,694
Liberty Interactive, Cl. A	487,830	[b]	13,161,653
Liberty Ventures, Ser. A	13,066	[b]	487,492
LKQ	761,289	[b]	25,175,827
Macy's	36,680		1,218,143
Murphy USA	14,322	[b]	973,753
Nordstrom	3,425	[a]	130,082
Office Depot	63,105	[b]	225,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Retailing - 6.2% (continued)
O'Reilly Automotive	38,171	[b]	10,093,558
Ross Stores	38,475		2,054,565
Sally Beauty Holdings	407,011	[b]	11,689,356
Signet Jewelers	10,690		1,057,989
Staples	1,535,581		13,513,113
Tiffany & Co.	87,895	[a]	5,445,974
Tractor Supply	95,708		9,197,539
TripAdvisor	16,845	[a,b]	1,141,080
Ulta Salon Cosmetics & Fragrance	31,219	[b]	7,274,339
Williams-Sonoma	144,120	[a]	7,644,125
			150,901,318
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices	39,975		2,338,537
Applied Materials	146,620		3,580,460
Broadcom	26,416		4,077,574
Cypress Semiconductor	42,490	[a]	451,669
FEI	168,992		18,158,190
KLA-Tencor	10,620		774,517
Lam Research	21,200	[a]	1,755,572
Linear Technology	41,710		1,973,717
Marvell Technology Group	45,000		460,350
Maxim Integrated Products	247,454		9,393,354
Mellanox Technologies	177,792	[b]	8,427,341
Microchip Technology	31,864		1,646,732
Microsemi	109,031	[b]	3,688,519
NVIDIA	53,210	[a]	2,485,971
ON Semiconductor	110,367	[b]	1,078,286
Qorvo	21,980	[b]	1,120,321
Skyworks Solutions	102,942		6,872,408
United Microelectronics, ADR	2,735,376		5,142,507
Xilinx	31,345		1,485,440
			74,911,465
Software & Services - 9.8%
Activision Blizzard	231,309		9,081,191
Akamai Technologies	147,852	[b]	8,069,762
Alliance Data Systems	20,878	[b]	4,638,883
Amdocs	132,859		7,704,493
ANSYS	125,034	[b]	11,140,529
Autodesk	29,030	[b]	1,691,578
Booz Allen Hamilton Holdings	369,621		10,818,807

Common Stocks - 98.5% (continued)	Shares		Value ($)
Software & Services - 9.8% (continued)
Broadridge Financial Solutions	185,106		11,881,954
CA	49,905		1,612,930
CDK Global	6,020		332,906
Citrix Systems	21,120	[b]	1,793,510
Cognizant Technology Solutions, Cl. A	83,913	[b]	5,155,615
Computer Sciences	19,100		939,720
CoreLogic	93,676	[b]	3,491,305
CoStar Group	22,836	[b]	4,717,689
CSRA	22,595		559,678
Electronic Arts	46,965	[b]	3,604,564
Fidelity National Information Services	259,377		19,263,930
FireEye	32,605	[a,b]	519,072
First Data Corp	39,150		490,550
Fiserv	95,636	[b]	10,073,340
FleetCor Technologies	10,797	[b]	1,607,565
Fortinet	72,795	[b]	2,490,317
Gartner	74,715	[b]	7,592,538
Global Payments	29,990		2,329,923
IAC/InterActiveCorp	74,814		4,180,606
Intuit	211,574		22,566,483
j2 Global	43,115		2,887,412
Jack Henry & Associates	21,980		1,855,771
LinkedIn, Cl. A	8,007	[b]	1,092,956
Manhattan Associates	96,194	[b]	6,342,070
MAXIMUS	36,905		2,127,573
NetEase, ADR	20,025		3,561,246
NetSuite	12,810	[a,b]	1,015,961
Paychex	157,468		8,537,915
Rackspace Hosting	28,670	[a,b]	716,750
Red Hat	87,544	[b]	6,781,158
Science Applications International	146,582		7,998,980
ServiceNow	8,040	[b]	575,905
Splunk	233,706	[a,b]	13,426,410
SS&C Technologies Holdings	16,700		1,028,553
Symantec	89,400		1,551,984
Total System Services	112,936		6,064,663
Twitter	38,785	[a,b]	590,308
Tyler Technologies	37,092	[b]	5,685,833
Ultimate Software Group	21,592	[b]	4,415,132
VeriSign	22,480	[a,b]	1,921,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Software & Services - 9.8% (continued)
Western Union	64,740		1,259,193
Workday, Cl. A	16,170	[b]	1,226,333
Xerox	140,620		1,401,981
			240,414,666
Technology Hardware & Equipment - 4.8%
3D Systems	38,025	[a,b]	509,155
Amphenol, Cl. A	453,455		26,626,878
Arrow Electronics	90,360	[b]	5,839,063
Avnet	60,278		2,473,206
Brocade Communications Systems	52,540		476,012
CommScope Holding	17,765	[a,b]	553,380
EchoStar, Cl. A	17,025	[b]	681,681
F5 Networks	7,000	[b]	771,400
Flextronics International	280,755	[b]	3,495,400
FLIR Systems	560,354		17,455,027
Harris	76,490		6,025,117
Hewlett Packard Enterprise	133,054		2,457,507
Ingram Micro, Cl. A	133,976		4,639,589
Jabil Circuit	181,295		3,459,109
Juniper Networks	54,150		1,267,652
Keysight Technologies	524,598	[b]	16,068,437
Lexmark International, Cl. A	16,185		612,764
Motorola Solutions	25,235		1,748,028
NCR	23,405	[b]	722,746
NetApp	33,075		844,405
Palo Alto Networks	12,390	[b]	1,616,399
Trimble Navigation	375,893	[b]	9,615,343
VeriFone Systems	15,175	[b]	400,620
Viavi Solutions	651,948	[b]	4,452,805
Western Digital	72,140	[a]	3,357,411
Zebra Technologies, Cl. A	15,545	[b]	825,595
			116,994,729
Telecommunication Services - .4%
CenturyLink	76,275	[a]	2,068,578
Frontier Communications	168,625	[a]	871,791
Level 3 Communications	33,842	[b]	1,825,776
SBA Communications, Cl. A	14,216	[b]	1,413,070
Sprint	116,415	[a,b]	442,377
TE Connectivity	49,418		2,965,080
Telephone & Data Systems	22,325		642,737

Common Stocks - 98.5% (continued)	Shares		Value ($)
Telecommunication Services - .4% (continued)
Zayo Group Holdings	13,130	[b]	364,751
			10,594,160
Transportation - 1.5%
Alaska Air Group	18,855	[a]	1,251,972
CH Robinson Worldwide	132,030	[a]	9,899,609
Copa Holdings	8,535		440,150
Delta Air Lines	27,825		1,209,275
Expeditors International of Washington	27,280		1,324,444
Genesee & Wyoming, Cl. A	9,735	[b]	584,781
Hertz Global Holdings	54,160	[b]	524,810
J.B. Hunt Transport Services	160,778		13,299,556
Kansas City Southern	18,870		1,756,797
Landstar System	15,410		1,045,569
Macquarie Infrastructure	8,985		643,416
Southwest Airlines	80,455		3,417,728
Spirit Airlines	9,570	[b]	416,008
United Continental Holdings	35,660	[b]	1,607,909
			37,422,024
Utilities - 3.7%
AES	98,890		1,096,690
AGL Resources	16,385		1,078,133
Alliant Energy	87,046		3,225,054
Ameren	102,493		5,078,528
American Electric Power	96,921		6,273,696
American Water Works	27,465		2,035,156
Aqua America	38,885		1,256,374
Atmos Energy	4,100		298,890
Calpine	502,763	[b]	7,440,892
CenterPoint Energy	32,965		742,701
CMS Energy	57,200		2,392,104
Consolidated Edison	25,180		1,844,687
DTE Energy	22,480		2,038,486
Edison International	133,080		9,532,520
Entergy	12,070		916,354
Eversource Energy	48,730		2,691,845
FirstEnergy	115,851		3,801,071
Great Plains Energy	114,965		3,354,679
ITC Holdings	105,009		4,675,001
National Fuel Gas	4,590	[a]	252,450
NiSource	80,020		1,909,277

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Utilities - 3.7% (continued)
NRG Energy	65,635		1,075,101
PG&E	98,163		5,897,633
Pinnacle West Capital	27,400		2,016,366
Portland General Electric	77,910		3,208,334
PPL	59,790		2,304,307
Public Service Enterprise Group	44,430		1,988,243
Questar	37,960		956,972
SCANA	32,040		2,239,916
Sempra Energy	22,455		2,405,380
Vectren	30,775		1,528,902
WEC Energy Group	25,445		1,530,262
Westar Energy	25,661		1,445,484
Xcel Energy	43,010		1,779,324
			90,310,812
Total Common Stocks (cost $1,903,652,463)			2,407,838,664
Master Limited Partnerships - .1%
Diversified Financials - .1%
Blackstone Group LP
(cost $1,621,470)	78,930		2,067,177
	Number of
Rights - .0%	Rights		Value ($)
Food & Staples Retailing - .0%
Safeway CVR--Casa Ley	30,090	[b]	0
Safeway CVR--PDC	30,090	[b]	0
			0
Health Care Equipment & Services - .0%
Community Health Systems	33,320	[b]	143
Media - .0%
Liberty Braves Group	2,443	[b]	5,350
Total Rights (cost $9,034)			5,493
Other Investment - 1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $31,517,533)	31,517,533	[d]	31,517,533
Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $59,035,575)	59,035,575	[d]	59,035,575
Total Investments (cost $1,995,836,075)	102.3%		2,500,464,442
Liabilities, Less Cash and Receivables	(2.3%)		(55,939,022)
Net Assets	100.0%		2,444,525,420

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $160,451,867 and the value of the collateral held by the fund was $163,645,644, consisting of cash collateral of $59,035,575 and U.S. Government &
Agency securities valued at $104,610,069.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	10.0
Software & Services	9.8
Capital Goods	9.6
Health Care Equipment & Services	8.6
Retailing	6.2
Real Estate	5.5
Insurance	4.8
Technology Hardware & Equipment	4.8
Materials	4.5
Energy	3.7
Money Market Investments	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.7
Utilities	3.7
Banks	3.4
Consumer Durables & Apparel	3.2
Semiconductors & Semiconductor Equipment	3.1
Food, Beverage & Tobacco	3.0
Media	2.2
Commercial & Professional Services	2.1
Exchange-Traded Funds	1.8
Transportation	1.5
Consumer Services	1.4
Automobiles & Components	.9
Household & Personal Products	.5
Telecommunication Services	.4
Food & Staples Retailing	.2
Commercial Services	.0
102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,325,313,485	-	-	2,325,313,485
Equity Securities—
Foreign Common
Stocks†	39,495,612	-	-	39,495,612
Exchange-Traded Funds	43,029,567	-	-	43,029,567
Master Limited
Partnership†	2,067,177	-	-	2,067,177
Mutual Funds	90,553,108	-	-	90,553,108
Rights†	5,493	-	-	5,493

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $504,628,367, consisting of $543,742,511 gross unrealized appreciation and $39,114,144 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 104.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.7%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.25	1/1/18	5,000,000		5,029,350
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000		5,898,400
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,170,000		6,736,924
Tuscaloosa Public Educational Building
Authority,
Student Housing Revenue (Ridgecrest
Student Housing, LLC University of
Alabama Ridgecrest Residential
Project) (Insured; Assured Guaranty
Corp.)	6.75	7/1/33	1,100,000		1,216,325
					18,880,999
Arizona - 1.0%
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	750,000	[a]	830,828
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/42	6,000,000		6,615,900
University Medical Center Corporation,
HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	3,081,000
					10,527,728
California - 18.3%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/35	2,500,000		2,997,900
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/36	1,000,000		1,196,180
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/35	1,500,000		1,644,960
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	3.13	10/1/36	2,500,000		2,483,175
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/36	1,000,000		1,212,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 18.3% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/37	1,000,000		1,091,040
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/37	1,325,000		1,599,474
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/46	2,000,000		2,361,780
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,276,139
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	11,331
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	490,000	[a]	555,224
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,665,230
California Infrastructure and Economic
Development Bank,
Revenue (The J. David Gladstone
Institutes Project)	5.25	10/1/34	900,000		1,049,724
California Municipal Finance Authority,
Revenue (Emerson College Issue)	6.00	1/1/42	6,000,000		7,205,580
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		363,585
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		683,526
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		3,069,055
California Pollution Control Financing
Authority,
Water Furnishing Revenue (San Diego
County Water Authority Desalination
Project Pipeline)	5.00	11/21/45	6,000,000	[b]	6,210,840
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,376,360
California State University Trustees,
Systemwide Revenue	5.00	11/1/41	3,000,000		3,663,900
California State University Trustees,
Systemwide Revenue	4.00	11/1/45	500,000		551,630
California State University Trustees,
Systemwide Revenue	5.00	11/1/45	1,500,000		1,826,055

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 18.3% (continued)
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.75	8/1/19	2,230,000	[a]	2,636,440
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,500,000	[b]	2,820,875
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/41	2,500,000	[b]	2,787,300
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/46	3,500,000	[b]	3,889,795
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/44	2,000,000		2,246,040
California Statewide Communities
Development Authority,
Revenue (Sutter Health)	6.00	8/15/42	6,000,000		7,207,680
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	3,000,000		3,549,900
California Statewide Communities
Development Authority,
Student Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding- CHF -
Irvine, L.L.C.)	5.38	5/15/38	1,900,000		2,197,692
Capistrano Unified School District
Community Facilities District Number
90-2,
Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,691,040
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,491,660
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,348,568
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,499,184
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,088,910
JPMorgan Chase Putters/Drivers Trust
(Series 3847),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.25	5/15/18	10,000,000	[b,d]	11,652,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 18.3% (continued)
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/40	2,500,000		2,839,625
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/45	2,000,000		2,261,740
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,199,690
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,188,690
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/44	1,000,000		1,181,980
Los Angeles Unified School District,
GO	5.00	1/1/34	1,000,000		1,124,240
Metropolitan Water District of Southern
California,
Water Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,136,176
Metropolitan Water District of Southern
California,
Water Revenue (Build America Bonds)	6.95	7/1/40	4,000,000		4,670,840
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[c]	1,481,225
Northern California Gas Authority Number
1,
Gas Project Revenue	1.14	7/1/27	660,000	[e]	593,261
Oakland Unified School District,
GO	5.00	8/1/40	3,000,000		3,501,180
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,842,300
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/30	2,000,000		2,468,180
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/31	2,000,000		2,459,300
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/33	3,500,000		4,277,945
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		2,350,460
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		5,869,450
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,252,720
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/33	1,000,000		1,135,110
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/35	2,205,000		2,477,957

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 18.3% (continued)
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/38	2,000,000	[c]	625,180
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,809,180
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,520,213
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,633,150
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
(Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,152,060
University of California Regents,
General Revenue	5.00	5/15/31	6,385,000		7,907,056
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		17,193,152
					202,354,212
Colorado - .3%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000		1,761,240
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,060,150
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		553,930
					3,375,320
Delaware - 1.3%
JPMorgan Chase Putters/Drivers Trust
(Series 4359),
(University of Delaware, Revenue) Non-
recourse	5.00	5/1/21	12,230,000	[b,d]	14,432,986
District of Columbia - 1.1%
District of Columbia,
Revenue (Friendship Public Charter
School, Inc. Issue)	5.00	6/1/32	3,500,000		3,895,430
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/33	1,100,000		1,292,181
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/43	1,700,000		1,987,623
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/48	1,450,000		1,685,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 1.1% (continued)
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/39	3,000,000		3,635,580
					12,496,192
Florida - 3.5%
Brevard County Health Facilities Authority,
Health Facilities Revenue (Health First,
Inc. Project) (Prerefunded)	7.00	4/1/19	1,675,000	[a]	1,957,338
Collier County Health Facilities Authority,
Residential Care Facility Revenue (The
Moorings Inc.)	5.00	5/1/45	2,500,000		2,864,375
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	1,000,000	[a]	1,168,440
Higher Educational Facilities Financing
Authority,
Revenue (The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,239,656
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/30	750,000		882,713
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/40	7,545,000		8,773,251
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/41	1,200,000		1,379,652
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		16,794,500
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/40	1,050,000		1,192,790
Sarasota County Public Hospital District,
HR (Sarasota Memorial Hospital
Project)	5.63	7/1/39	2,000,000		2,221,420
					38,474,135
Georgia - .3%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/44	1,500,000		1,794,240
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	1,000,000		1,088,530
					2,882,770
Hawaii - 3.7%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,829,200
Hawaii Department of Budget and Finance,
Special Purpose Revenue (The Queen's
Health Systems)	5.00	7/1/35	7,000,000		8,382,570
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.13	11/15/32	1,000,000		1,110,530

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Hawaii - 3.7% (continued)
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.25	11/15/37	1,000,000		1,111,000
JPMorgan Chase Putters/Drivers Trust
(Series 4007),
(Hawaii, GO) Non-recourse	5.00	12/1/19	20,000,000	[b,d]	23,832,782
					41,266,082
Idaho - .4%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/32	3,900,000		4,524,936
Illinois - 9.4%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport) (Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000		4,652,960
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/31	15,000,000		17,970,150
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.75	1/1/39	2,500,000		2,916,950
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	6.50	1/1/41	5,000,000		6,063,700
Chicago,
GO	5.50	1/1/40	5,000,000		5,006,500
Chicago,
GO	5.50	1/1/42	1,750,000		1,752,275
Chicago,
GO	5.50	1/1/42	1,250,000		1,251,625
Chicago,
GO	7.75	1/1/42	4,950,000		4,970,097
Chicago,
GO (Project and Refunding Series)	5.00	1/1/35	5,000,000		4,975,850
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/39	18,500,000		16,053,005
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	7.00	12/1/44	5,000,000		5,006,850
Illinois,
GO	5.50	7/1/33	2,500,000		2,771,500
Illinois,
GO	5.50	7/1/38	2,500,000		2,763,325
Illinois,
GO	5.00	2/1/39	5,000,000		5,320,250
Illinois Finance Authority,
Revenue (Benedictine University
Project)	6.25	10/1/33	2,760,000		3,189,815
Illinois Finance Authority,
Revenue (Franciscan Communities,
Inc.)	5.25	5/15/47	4,250,000		4,456,550
Illinois Finance Authority,
Revenue (Lutheran Home and Services
Obligated Group)	5.63	5/15/42	3,000,000		3,206,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 9.4% (continued)
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	5.50	7/1/28	1,560,000	1,848,694
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.50	7/1/34	2,140,000	2,363,523
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	5,000,000	6,051,800
Illinois Finance Authority,
Revenue (The Art Institute of Chicago)	6.00	3/1/38	1,000,000	1,107,670
				103,699,519
Indiana - .8%
Indiana Finance Authority,
Lease Appropriaton Revenue (Stadium
Project)	5.25	2/1/35	5,000,000	6,051,650
Indiana Finance Authority,
Private Activity Revenue (I-69 Section 5
Project)	5.25	9/1/40	2,000,000	2,209,580
				8,261,230
Kentucky - .3%
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue (Downtown
Crossing Project)	5.75	7/1/49	3,000,000	3,494,070
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 90)	5.38	11/1/23	165,000	181,594
				3,675,664
Louisiana - 1.6%
Jefferson Parish Hospital Service District
Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000	5,708,800
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Corp.)	6.13	6/1/25	5,000,000	5,496,850
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Louisiana Community and
Technical College System Act 360
Project)	5.00	10/1/39	2,000,000	2,347,660
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	1,000,000	1,139,960
New Orleans,
Water Revenue	5.00	12/1/34	500,000	581,875
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.)	6.00	1/1/23	2,000,000	2,239,100
				17,514,245

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maine - .8%
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		930,699
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		3,102,767
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,880,664
					8,914,130
Maryland - 3.4%
Maryland,
GO (State and Local Facilities Loan)	4.00	3/15/25	27,810,000		30,742,008
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	3,500,000		3,834,670
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,353,980
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.13	7/1/39	250,000		270,745
					37,201,403
Massachusetts - 5.6%
JPMorgan Chase Putters/Drivers Trust
(Series 3896),
(Massachusetts, GO (Consolidated
Loan)) Non-recourse	5.00	4/1/19	15,000,000	[b,d]	17,707,837
JPMorgan Chase Putters/Drivers Trust
(Series 4357),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) Non-recourse	5.00	8/15/20	10,000,000	[b,d]	12,056,795
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/41	4,370,000		5,100,271
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	5,500,000		6,583,170
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,500,000		1,655,040
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/36	2,115,000		2,470,172
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	3,090,000		3,750,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 5.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.75	1/1/36	1,165,000		1,378,405
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	6.88	1/1/41	1,000,000		1,187,130
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/41	1,850,000		2,158,450
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	205,000	[a]	236,580
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	295,000	[a]	340,445
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,215
Massachusetts Water Resources Authority,
General Revenue (Green Bonds)	4.00	8/1/40	1,500,000		1,666,680
Massachusetts Water Resources Authority,
General Revenue (Green Bonds)	5.00	8/1/40	4,000,000		4,896,760
					61,238,870
Michigan - 1.7%
Detroit,
Water Supply System Second Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	950,000		953,249
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,487,650
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/32	2,000,000		2,361,540
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/38	6,475,000		7,465,286
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/25	1,250,000		1,516,588
Michigan Finance Authority,
Revenue (School District of the City of
Detroit)	5.00	6/1/19	1,000,000		1,079,390
Michigan Finance Authority,
Revenue (School District of the City of
Detroit)	5.00	6/1/20	500,000		550,300
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/21	700,000		812,483
					18,226,486

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 2.9%
JPMorgan Chase Putters/Drivers Trust
(Series 3844),
(Minnesota, GO (Various Purpose))
Non-recourse	5.00	8/1/18	17,125,000	[b,d]	19,832,910
JPMorgan Chase Putters/Drivers Trust
(Series 3845),
(Minnesota, GO (Various Purpose))
Non-recourse	5.00	8/1/18	10,000,000	[b,d]	11,615,600
					31,448,510
Mississippi - .4%
Mississippi Development Bank,
Special Obligation Revenue (Jackson,
Water and Sewer System Revenue Bond
Project) (Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,185,381
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Projects)	5.80	5/1/34	1,500,000		1,744,125
					3,929,506
Nevada - 1.0%
Clark County,
Airport System Revenue (Build America
Bonds)	6.88	7/1/42	10,000,000		11,172,100
New Hampshire - 1.0%
New Hampshire Business Finance
Authority,
PCR (Public Service Company of New
Hampshire Project) (Insured; National
Public Finance Guarantee Corp.)	0.54	5/1/21	12,250,000	[e]	11,453,750
New Jersey - 3.9%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,088,860
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,757,100
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.13	1/1/34	5,325,000		6,165,498
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	5,500,000		6,359,760
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		14,876,550
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,634,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.9% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	7,000,000		7,817,250
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	0.00	12/15/29	5,000,000	[c]	2,828,000
					43,527,388
New York - 11.4%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project)	6.00	7/15/30	9,500,000		10,898,305
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project)	6.25	7/15/40	6,000,000		6,905,880
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center
Project)	6.38	7/15/43	4,000,000		4,615,240
Build New York City Resource Corporation,
Revenue (Albert Einstein College of
Medicine, Inc. Project)	5.50	9/1/45	1,750,000	[b]	1,975,715
Build New York City Resource Corporation,
SWDR (Pratt Paper (NY), Inc. Project)	5.00	1/1/35	1,000,000	[b]	1,093,210
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,000,000		5,882,200
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	195,000		222,177
Metropolitan Transportation Authority,
Transportation Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.87	11/1/22	11,000,000	[e]	10,683,750
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	470,000	[a]	534,146
New York City,
GO	6.00	10/15/23	365,000		409,928
New York City,
GO (Prerefunded)	6.00	10/15/18	135,000	[a]	151,394
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; Assured
Guaranty Corp.)	6.50	1/1/46	325,000		368,326
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,300,000		1,508,026
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	1.64	3/1/20	5,000,000	[e]	4,817,650
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Citigroup Series RR II R-11931)
Recourse	5.75	12/15/16	9,000,000	[b,d]	9,903,510

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 11.4% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Citigroup Series RR II R-11931-1)
Recourse	5.75	12/15/16	5,090,000	[b,d]	5,600,982
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.75	11/15/51	5,000,000		5,990,200
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	3/15/44	2,000,000		2,254,060
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[b]	11,268,900
New York State Dormitory Authority,
Revenue (Pace University)	5.00	5/1/38	500,000		553,120
New York State Dormitory Authority,
State Personal Income Tax Revenue
(Education)	5.75	3/15/36	1,000,000		1,136,470
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.26	4/1/34	17,410,000	[e]	16,387,162
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.25	1/1/50	3,000,000		3,430,320
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project) (Insured; Assured Guaranty
Municipal Corp.)	4.00	1/1/51	3,500,000		3,647,245
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,873,100
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/27	2,000,000	[c]	1,495,760
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/28	4,715,000	[c]	3,381,032
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/31	5,000,000	[c]	3,227,950
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/32	3,000,000	[c]	1,875,870
					126,091,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - .0%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured;
Assured Guaranty Corp.) (Escrowed to
Maturity)	6.00	1/1/19	150,000		161,853
Ohio - 1.0%
Montgomery County,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,115,000		1,247,863
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project)	5.00	12/31/39	1,200,000		1,356,936
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,468,720
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,290,260
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue
(Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[f]	2,926,380
					11,290,159
Pennsylvania - .8%
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		5,061,536
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Foundation for Indiana
University of Pennsylvania Student
Housing Project at Indiana Universityof
Pennsylvania)	5.00	7/1/32	1,000,000		1,126,420
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		3,096,388
					9,284,344
Rhode Island - .7%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
(Providence College Issue)	5.00	11/1/45	7,000,000		8,178,450
Tennessee - .5%
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (Vanderbilt University Medical
Center)	5.00	7/1/46	5,000,000		5,847,850

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.1%
Austin,
Water and Wastewater System Revenue	5.00	11/15/39	13,555,000		16,082,601
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/40	2,000,000		2,343,680
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/40	7,300,000		8,497,273
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/46	2,000,000		2,330,960
Central Texas Regional Mobility Authority,
Senior Lien Revenue (Prerefunded)	6.00	1/1/21	5,000,000	[a]	6,065,900
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.50	8/15/31	1,250,000		1,393,413
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/32	2,745,000		3,050,573
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/33	1,500,000		1,820,820
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.75	8/15/41	1,000,000		1,125,640
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/42	2,750,000		3,018,592
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	2,770,000		3,352,337
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		4,261,471
Clint Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	8/15/45	5,000,000		5,967,600
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/32	7,500,000		8,587,275
Grand Parkway Transportation
Corporation,
Grand Parkway System First Tier Toll
Revenue	5.50	4/1/53	4,500,000		5,124,555
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,788,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.1% (continued)
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	2,230,525
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	1,986,647
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,150,320
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/32	500,000		563,210
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	0.68	7/1/30	10,650,000	[e]	9,811,312
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	0.88	7/1/30	3,650,000	[e]	3,362,562
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.)	6.50	5/15/31	1,270,000		1,521,409
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,919,875
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.)	5.88	5/15/21	630,000		707,414
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	5,600,364
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/40	4,750,000		5,515,462
Mission Economic Development
Corporation,
Senior Lien Revenue (Natgasoline
Project)	5.75	10/1/31	1,000,000	[b]	1,057,010
New Hope Cultural Education Facilities
Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/47	6,500,000		7,127,055

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.1% (continued)
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.50	8/15/35	750,000	[b]	780,143
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.75	8/15/45	1,000,000	[b]	1,035,300
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	1,630,000		1,726,985
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		8,291,150
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000		23,664,800
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/45	1,000,000		1,146,640
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (LBJ
Infrastructure Group LLC IH-635
Managed Lanes Project)	7.00	6/30/40	7,500,000		8,984,400
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000		12,633,000
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000		6,209,600
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (NTE Mobility
Partners LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		3,017,950
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/37	15,950,000		18,633,268
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	6,000,000		6,894,240
					210,381,591
Vermont - .1%
Burlington,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/30	1,000,000		1,166,800
Virginia - 1.5%
Chesapeake,
Transportation System Senior Toll
Road Revenue	0/4.88	7/15/40	2,000,000	[f]	1,583,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.5% (continued)
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,510,000		8,248,308
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		4,568,600
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	6.00	1/1/37	2,000,000		2,380,280
					16,780,468
Wisconsin - .5%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,510,686
Wisconsin,
General Fund Annual Appropriation
Bonds	5.38	5/1/25	1,000,000		1,125,550
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/33	1,500,000		1,700,760
Wisconsin,
General Fund Annual Appropriation
Bonds	6.00	5/1/33	1,000,000		1,141,930
					5,478,926
U.S. Related - 4.7%
A.B. Won International Airport Authority of
Guam,
General Revenue	6.25	10/1/34	1,000,000		1,222,040
A.B. Won International Airport Authority of
Guam,
General Revenue	6.38	10/1/43	1,000,000		1,216,960
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,431,900
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,410,040
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,978,500
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,936,300
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,410,780
Guam Government Department of
Education,
COP (John F. Kennedy High School
Project)	6.63	12/1/30	1,000,000		1,096,530
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000		3,268,700
Puerto Rico Electric Power Authority,
Power Revenue	5.00	7/1/22	2,000,000		1,201,400

Long-Term Municipal Investments - 104.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 4.7% (continued)
Puerto Rico Electric Power Authority,
Power Revenue	6.75	7/1/36	10,000,000		6,012,300
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	750,000		759,840
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	500,000		506,560
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue	5.00	8/1/22	4,585,000		2,855,355
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.75	8/1/32	15,000,000	[f]	5,729,850
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	178,050
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/29	2,250,000		2,500,605
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/30	5,000,000		5,538,750
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/34	1,500,000		1,639,785
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note - Diageo
Project)	6.75	10/1/37	1,250,000		1,410,075
					51,304,320
Total Long-Term Municipal Investments
(cost $1,056,079,117)					1,155,444,550
Short-Term Municipal Investments - .9%

Massachusetts - .1%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.37	6/1/16	1,200,000	[g]	1,200,000
New York - .4%
New York City,
GO Notes (LOC; JPMorgan Chase Bank)	0.37	6/1/16	1,400,000	[g]	1,400,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.37	6/1/16	1,400,000	[g]	1,400,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	1,800,000	[g]	1,800,000
					4,600,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - .9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - .4%
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Methodist Hospitals of Dallas
Project) (LOC; JPMorgan Chase Bank)	0.37	6/1/16	4,095,000 [g]	4,095,000
Total Short-Term Municipal Investments
(cost $9,895,000)				9,895,000
Total Investments (cost $1,065,974,117)			105.6%	1,165,339,550
Liabilities, Less Cash and Receivables			(5.6%)	(62,139,447)
Net Assets			100.0%	1,103,200,103

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$161,065,376 or 14.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	05/31/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	952	(114,351,562)	September 2016	(178,500)
U.S. Treasury Ultra Long Bond	300	(52,537,500)	September 2016	(220,312)
Ultra 10 Year U.S. Treasury Notes	1,481	(208,844,141)	September 2016	(946,833)
Gross Unrealized Depreciation				(1,345,645)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,165,339,550	-	1,165,339,550
Liabilities ($)
Floating Rate Notes††	-	(69,540,000)	-	(69,540,000)
Other Financial Instruments:
Financial Futures†††	(1,345,645)			(1,345,645)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

†††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

NOTES

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized appreciation on investments was $99,365,433, consisting of $113,110,231 gross unrealized appreciation and $13,744,798 gross unrealized depreciation.

NOTES

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .8%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000		1,704,225
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000		1,439,119
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/24	13,325,000		13,403,218
					16,546,562
Alaska - .3%
Alaska,
International Airports System Revenue	5.00	10/1/32	5,000,000		5,930,550
Arizona - .6%
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	2,500,000	[a]	2,769,425
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	1,000,000	[a]	1,107,770
Arizona Board of Regents,
Arizona State University System
Revenue (Polytechnic Campus Project)
(Prerefunded)	6.00	7/1/18	1,100,000	[a]	1,218,547
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/18	5,000,000	[a]	5,432,450
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/26	2,000,000		2,320,760
University of Arizona Board of Regents,
System Revenue	6.20	6/1/16	1,145,000		1,145,000
					13,993,952
California - 17.8%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/34	1,500,000		1,807,725
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/35	2,050,000		2,493,251
Alameda Corridor Transportation
Authority,
Subordinate Lien Revenue (Insured;
AMBAC) (Prerefunded)	5.25	10/1/17	5,000,000	[a]	5,307,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.8% (continued)
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	2.00	4/1/21	10,000,000		10,304,700
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.88	4/1/19	10,000,000		10,200,000
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,696,000
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,955,250
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,054,550
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		15,608,375
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		3,121,675
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		12,520,000
California,
GO (Various Purpose)	5.00	9/1/31	20,000,000		23,609,600
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,573,770
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		10,128,300
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,276,139
California Department of Water Resources,
Power Supply Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	5/1/21	3,420,000		3,694,010
California Department of Water Resources,
Power Supply Revenue (Insured;
Assured Guaranty Municipal Corp.)
(Prerefunded)	5.00	5/1/18	8,565,000	[a]	9,272,640
California Department of Water Resources,
Water System Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		5,712,150
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/33	10,000,000		10,736,200
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000		1,817,385
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,924,224
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	9,590,805
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,513,320

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.8% (continued)
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,897,898
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	67,987
California State Public Works Board,
LR (Various Capital Projects)	5.00	4/1/19	8,760,000		9,736,390
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,326,380
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/20	1,350,000		1,574,235
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/19	4,205,000	[a]	4,905,931
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal
Corp.)	4.50	7/1/18	1,770,000		1,830,676
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/29	10,680,000		12,835,331
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/32	2,000,000		2,429,480
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier Senior Sales
Tax Revenue	5.00	7/1/20	7,165,000		8,315,126
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Senior Revenue	5.00	7/1/22	3,450,000		4,214,658
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	15,520,000		18,084,214
Los Angeles Municipal Improvement
Corporation,
LR (Capital Equipment)	4.00	11/1/33	3,000,000		3,366,510
Los Angeles Municipal Improvement
Corporation,
LR (Capital Equipment)	4.00	11/1/34	5,000,000		5,577,050
Los Angeles Unified School District,
GO	5.00	7/1/32	10,000,000		11,787,400
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[b]	2,271,520
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,503,485
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,175,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.8% (continued)
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/25	4,635,000		5,824,804
Riverside County Transportation
Commission,
Sales Tax Revenue	5.25	6/1/28	5,000,000		6,208,400
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue (Sacramento
Regional County Sanitation District)
(Insured; FGIC)	0.96	12/1/35	10,000,000	[c]	9,264,600
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	0.98	6/1/34	8,000,000	[c]	7,430,080
San Francisco City and County,
COP (War Memorial Veterans Building
Seismic Upgrade and Improvements)	5.00	4/1/27	3,555,000		4,335,038
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,860,210
San Francisco Community College District,
GO	5.00	6/15/29	5,000,000		6,220,650
Southern California Public Power
Authority,
Gas Project Revenue (Project Number
1)	5.25	11/1/20	4,000,000		4,661,040
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/30	1,000,000		1,233,790
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/31	3,855,000		4,740,031
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/33	3,380,000		4,136,140
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/20	6,000,000		6,902,400
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/21	1,325,000		1,559,220
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/26	6,610,000		8,244,851

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.8% (continued)
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000		11,145,420
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000		13,632,300
					388,216,114
Colorado - 1.5%
City and County of Denver,
Airport System Revenue (Insured:
Assured Guaranty Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,712,367
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000		2,215,720
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000		1,788,688
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/17	3,500,000		3,666,950
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	2.15	9/1/17	5,000,000	[c]	5,011,550
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	1,465,000		1,565,880
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000		6,723,773
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/19	1,750,000		1,954,435
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/20	2,700,000		3,100,302
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.50	6/1/22	2,200,000		2,574,506
					33,314,171
Connecticut - 1.5%
Connecticut,
GO	5.00	11/15/21	9,430,000		11,090,529
Connecticut,
GO	5.00	4/15/22	5,000,000		5,919,650
Connecticut,
GO	5.00	5/15/23	10,000,000		11,580,600
Connecticut,
GO	4.00	6/15/30	3,000,000		3,346,590
					31,937,369
Delaware - .7%
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,328,200
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,224,168
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,818,495
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,234,650
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,611,994
					15,217,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - .6%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	1.81	6/1/16	5,000,000	[c]	5,000,000
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/23	4,250,000		4,995,323
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	2,500,000		2,921,300
					12,916,623
Florida - 4.7%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	10,000,000		11,282,700
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,457,375
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,640,625
Florida State Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/26	10,000,000		12,442,500
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000		2,963,000
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/21	2,000,000		2,246,880
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/22	1,625,000		1,823,315
Jacksonville Electric Authority,
Revenue (Saint Johns River Power Park
System)	5.00	10/1/24	1,000,000		1,122,040
Lee County,
Airport Revenue	5.50	10/1/23	3,565,000		4,208,554
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,864,650
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/25	4,175,000		4,903,245
Miami-Dade County,
Subordinate Special Obligation Bonds	5.00	10/1/22	2,000,000		2,110,060
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/21	5,000,000		5,854,050
Orlando Utilities Commission,
Utility System Revenue	1.90	10/1/16	13,400,000	[c]	13,412,998
Port Saint Lucie,
Utility System Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	9/1/29	5,000,000		5,057,300
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,790,000	[a]	1,973,958

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 4.7% (continued)
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	210,000	[a]	231,582
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	5,000,000	[a]	5,513,850
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	725,000	[a]	799,508
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	2,105,000	[a]	2,321,331
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	245,000	[a]	270,179
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,085,000	[a]	1,196,505
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	240,000	[a]	264,665
Tampa Bay Water A Regional Water Supply
Authority,
Utility System Revenue	5.00	10/1/20	5,000,000		5,806,750
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	90,000		111,842
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/25	2,865,000		3,611,848
					102,491,310
Georgia - 2.3%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/25	3,750,000		4,757,325
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	7,500,000		7,721,700
Burke County Development Authority,
PCR (Oglethorpe Power Corporation
Vogtle Project)	7.00	1/1/23	6,000,000		6,531,180
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		4,134,795
Georgia,
GO	4.00	10/1/24	10,000,000		11,575,200
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d]	14,244
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	5,000,000		5,508,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia - 2.3% (continued)
Private Colleges and Universities
Authority,
Revenue (Emory University)	5.00	9/1/18	1,310,000	1,315,201
Private Colleges and Universities
Authority,
Revenue (Emory University)	5.00	9/1/41	6,990,000	8,153,835
				49,712,130
Hawaii - 1.2%
Hawaii County,
GO	5.00	9/1/24	1,000,000	1,259,700
Hawaii County,
GO	5.00	9/1/24	4,025,000	5,070,293
Hawaii County,
GO	5.00	9/1/25	1,000,000	1,278,700
Hawaii County,
GO	5.00	9/1/25	2,370,000	3,030,519
Hawaii County,
GO	5.00	9/1/26	1,000,000	1,277,070
Hawaii County,
GO	5.00	9/1/26	3,260,000	4,163,248
University of Hawaii Board of Regents,
University Revenue	5.00	10/1/31	8,750,000	10,911,600
				26,991,130
Idaho - .8%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/33	5,000,000	5,791,550
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,685,000	11,271,209
				17,062,759
Illinois - 6.3%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/22	4,615,000	5,466,098
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	2,000,000	2,417,700
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,000,000	6,125,400
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	4,450,000	5,517,866
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	7,055,000	8,450,550
Chicago,
GO	5.00	1/1/24	4,500,000	4,645,980
Chicago,
GO	5.00	1/1/26	3,000,000	3,037,470
Chicago,
GO	5.50	1/1/34	5,400,000	5,451,192
Chicago,
GO	5.50	1/1/35	3,750,000	3,777,863
Chicago,
GO	5.50	1/1/37	3,500,000	3,516,450

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 6.3% (continued)
Chicago,
GO (Modern Schools Across Chicago
Program) (Insured; AMBAC)	5.00	12/1/17	1,110,000	1,132,200
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,000,000	1,050,720
Chicago,
GO (Project and Refunding Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/26	2,270,000	2,289,885
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/24	3,000,000	3,497,070
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/25	2,110,000	2,500,856
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/35	7,215,000	6,349,200
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000	1,668,719
Illinois,
GO	5.00	8/1/18	19,900,000	21,287,627
Illinois,
GO	5.00	8/1/19	10,000,000	10,874,500
Illinois,
GO	5.00	9/1/19	7,500,000	7,557,750
Illinois,
GO	5.00	8/1/23	5,000,000	5,617,250
Illinois,
GO	5.25	2/1/28	6,000,000	6,352,740
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,543,550
Illinois Finance Authority,
Gas Supply Revenue (The Peoples Gas
Light and Coke Company Project)
(Insured; AMBAC)	4.30	6/1/16	2,500,000	2,500,000
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.25	6/1/24	10,000,000	10,047,800
				136,676,436
Kansas - 1.6%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/27	10,000,000	12,564,900
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/28	6,000,000	7,505,700
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/29	1,300,000	1,619,072
Kansas Development Finance Authority,
Revenue (University of Kansas
Projects)	4.00	5/1/21	3,370,000	3,709,561
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,503,785
				34,903,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - .4%
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000		2,095,233
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 112)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/28	5,150,000		6,297,626
					8,392,859
Louisiana - 2.1%
Jefferson Sales Tax District,
Special Sales Tax Revenue (Insured;
AMBAC) (Prerefunded)	5.25	12/1/17	4,000,000	[a]	4,261,800
Louisiana,
GO	5.00	8/1/26	5,000,000		6,107,700
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Corp.)	6.13	6/1/25	14,500,000		15,940,865
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/21	5,000,000		5,867,150
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Louisiana Community and
Technical College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,733,700
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	2,000,000		2,279,920
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	5.00	10/1/41	6,000,000		6,612,000
					46,803,135
Maryland - 2.3%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/28	2,480,000		3,034,032
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/29	4,640,000		5,651,381
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/30	4,640,000		5,640,477
Maryland,
GO (State and Local Facilities Loan)	5.00	3/1/26	2,000,000		2,464,400
Maryland Department of Transportation,
Consolidated Transportation Revenue	5.00	12/1/21	6,300,000		7,578,522
Montgomery County,
Consolidated Public Improvement GO	5.00	11/1/26	10,000,000		12,674,600
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/30	12,000,000		13,672,800
					50,716,212

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 1.9%
Massachusetts,
GO	0.89	11/1/18	2,000,000	[c]	2,003,940
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	7,000,000		8,520,470
Massachusetts,
GO (Consolidated Loan) (Green Bonds)	5.00	9/1/28	5,000,000		6,084,600
Massachusetts,
GO (Consolidated Loan) (Green Bonds)	5.00	9/1/31	5,000,000		5,993,950
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,899,525
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	7,970,000		8,969,039
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/44	2,505,000		2,963,816
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	820,000	[a]	946,321
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	1,180,000	[a]	1,361,779
Massachusetts Water Pollution Abatement
Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,634
					41,125,074
Michigan - 2.6%
Detroit,
Water Supply System Second Lien
Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,677,670
Michigan,
Grant Anticipation Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.25	9/15/23	7,500,000		7,927,275
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,907,528
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	5,000,000		5,899,350
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/31	10,000,000		11,688,300
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/35	5,000,000		5,785,950
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,248,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 2.6% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,571,230
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,962,875
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,997,375
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	3,450,000		4,119,162
					57,784,746
Minnesota - .7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.63	11/15/18	12,000,000	[a]	13,677,360
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/22	1,500,000		1,793,475
					15,470,835
Mississippi - .1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC, FNMA
and GNMA)	4.38	12/1/18	415,000		431,716
Mississippi State University Educational
Building Corporation,
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/16	400,000		403,184
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/24	450,000		563,054
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/25	250,000		316,660
Southern Mississippi Educational Building
Corporation,
Revenue (Facilities Refinancing Project)	5.00	9/1/26	550,000		702,015
					2,416,629
Missouri - 1.9%
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,505,000		1,792,741

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Missouri - 1.9% (continued)
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,685,000	2,055,144
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,125,000	2,639,186
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000	932,033
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/21	45,000	53,420
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/22	65,000	79,193
Missouri Environmental Improvement and
Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/23	75,000	93,320
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis University)	5.00	10/1/38	2,000,000	2,388,120
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000	31,852,131
				41,885,288
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/44	5,000,000	5,379,200
Nebraska - .5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	10,000,000	11,247,300
Nevada - 1.2%
Clark County,
Highway Revenue (Motor Vehicle Fuel
Tax)	5.00	7/1/28	10,000,000	11,190,500
Clark County School District,
GO (Insured; National Public Finance
Guarantee Corp.)	5.00	6/15/20	12,930,000	13,883,329
				25,073,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.8%
Garden State Preservation Trust,
Open Space and Farmland Preservation
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.13	11/1/16	1,000,000		1,017,990
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	10,000,000		11,188,000
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	5,000,000		5,582,050
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	5,000,000		5,436,100
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	5,000,000		5,549,100
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,846,520
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,863,300
New Jersey Educational Facilities
Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue)
(Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,465,950
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,194,591
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,553,863
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,232,900
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	5,000,000		5,573,050
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee
Corp.)	5.50	12/15/21	10,000,000		11,534,900
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/19	10,000,000		10,745,000
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/33	5,000,000		5,986,450

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.8% (continued)
Rutgers The State University,
GO	5.00	5/1/21	2,000,000		2,352,380
					104,122,144
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	5.00	8/1/19	10,000,000		11,124,200
New York - 13.6%
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.75	11/15/17	1,000,000	[a]	1,073,310
Metropolitan Transportation Authority,
State Service Contract Revenue	5.75	1/1/18	1,500,000		1,618,065
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	5,000,000		5,295,750
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	2,970,000		3,383,929
Metropolitan Transportation Authority,
Transportation Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.87	11/1/22	8,625,000	[c]	8,377,031
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	9,030,000	[a]	10,262,414
New York City,
GO	5.00	8/1/22	11,900,000		14,419,111
New York City,
GO	5.00	8/1/23	5,000,000		6,174,000
New York City,
GO	5.00	8/1/24	5,000,000		6,269,300
New York City,
GO	5.13	12/1/24	1,915,000		2,042,386
New York City,
GO	5.00	10/1/25	2,500,000		2,981,125
New York City,
GO	5.00	8/1/26	5,660,000		6,809,037
New York City,
GO	5.00	8/1/28	16,000,000		18,842,080
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/23	13,000,000		15,157,480
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	20,000,000		24,705,200
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[e]	11,268,900
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	7,500,000		8,772,825
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	130,000		136,154

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 13.6% (continued)
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	10,000,000		11,216,400
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	11,000,000		13,515,810
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,165,000		6,264,835
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/33	25,000,000		30,341,000
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	10,000,000		11,808,100
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/34	5,000,000		6,052,700
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,622,410
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	4/1/17	4,500,000	[a]	4,663,170
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/25	5,000,000		6,359,350
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	10,000,000		12,101,500
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/41	2,000,000		2,262,180
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,816,325
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/31	1,145,000		1,402,087
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	2,500,000		3,050,700
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/36	3,000,000		3,411,840
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/37	3,400,000		3,859,816
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 190th Series)	5.00	5/1/38	1,375,000		1,558,700
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/29	6,370,000		7,952,244

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 13.6% (continued)
Tobacco Settlement Financing Corporation
of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	5,000,000		5,000,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/37	2,425,000		2,613,253
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/29	10,000,000	[b]	6,897,800
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		3,130,125
					297,488,442
North Carolina - 1.5%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Prerefunded)	5.00	1/1/19	18,000,000	[a]	19,902,060
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue	5.00	1/1/24	1,585,000		1,742,850
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue
(Prerefunded)	5.00	1/1/19	3,915,000	[a]	4,328,698
Wake County,
LOR (Prerefunded)	5.00	1/1/20	5,955,000	[a]	6,785,663
					32,759,271
Ohio - 1.5%
Columbus,
GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000		3,571,352
Hamilton County,
Sewer System Improvement Revenue
(The Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/26	3,500,000		4,316,305
Montgomery County,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000		3,384,512
Ohio,
Common Schools GO	5.00	6/15/26	4,630,000		5,600,355
Ohio,
Common Schools GO	5.00	6/15/27	5,070,000		6,112,696
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.00	3/1/47	8,000,000		8,741,920
					31,727,140
Oregon - .4%
Oregon,
GO	5.00	11/1/20	3,100,000		3,625,574
Oregon Housing and Community Services
Department,
Mortgage Revenue (Single-Family
Mortgage Program)	4.00	1/1/47	5,000,000		5,473,200
					9,098,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 3.5%
Pennsylvania,
GO	5.00	8/15/21	7,210,000	8,413,926
Pennsylvania,
GO	5.00	6/15/22	5,220,000	6,193,008
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,944,800
Pennsylvania,
GO	5.00	3/15/31	5,000,000	5,941,550
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	11,520,000	13,792,205
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/28	7,540,000	8,790,509
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	6,029,800
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	2,300,000	2,484,023
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,251,755
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,398,651
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000	6,075,350
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/22	1,000,000	1,124,480
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/25	2,750,000	3,032,178
				76,472,235
South Carolina - .8%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000	3,337,230
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/28	1,750,000	2,126,635
Growth Remedy Opportunity Without Tax
Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/29	2,000,000	2,422,660
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/22	7,500,000	9,098,325
				16,984,850
South Dakota - .1%
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/25	1,800,000	2,095,416
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/27	500,000	574,310
				2,669,726

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - .8%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue	5.00	12/15/20	1,690,000		1,911,272
Metropolitan Government of Nashville and
Davidson County,
GO Improvement Bonds	5.00	7/1/25	4,475,000		5,151,575
Metropolitan Government of Nashville and
Davidson County,
GO Improvement Bonds (Prerefunded)	5.00	7/1/20	5,525,000	[a]	6,398,613
Tennessee Housing Development Agency,
Residential Finance Program Revenue	3.50	1/1/47	3,000,000		3,219,870
					16,681,330
Texas - 9.5%
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/23	1,100,000		1,278,563
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/31	5,000,000		5,792,250
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/26	3,000,000		3,468,360
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/27	3,400,000		3,925,810
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,969,960
Dallas Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	4.00	2/15/32	3,000,000		3,372,480
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,202,720
Forney Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	2,200,000		2,750,022
Forney Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program) (Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,108,230
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,086,125
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,522,968
Harris County Flood Control District,
GO	5.00	10/1/26	10,000,000		12,481,100
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	5,751,600
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/22	6,500,000		7,834,320
Houston,
Combined Utility System First Lien
Revenue	5.00	5/15/21	5,000,000		5,886,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 9.5% (continued)
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000	2,637,203
Houston Community College System,
Limited Tax GO	5.00	2/15/33	8,000,000	9,554,240
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/27	5,000,000	6,046,600
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/29	2,885,000	3,545,896
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000	5,793,800
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000	3,627,600
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000	13,587,617
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	3.00	12/1/19	5,800,000	6,154,902
San Antonio Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/23	9,535,000	11,772,674
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000	11,231,311
Texas Public Finance Authority,
GO	5.00	10/1/24	5,000,000	6,329,000
Texas Transportation Commission,
GO (Mobility Funds Bonds)	5.00	10/1/24	4,000,000	5,026,720
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000	12,554,400
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/27	5,000,000	5,976,250
Texas Transportation Commission,
Mobility Fund GO	5.00	10/1/24	5,900,000	7,468,220
Texas Water Development Board,
State Revolving Fund Subordinate Lien
Revenue	5.00	7/15/24	3,650,000	3,827,865
				206,565,306
Utah - 1.5%
Saint George,
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/33	1,000,000	1,209,160
Saint George,
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/35	1,200,000	1,439,304
Utah,
GO	5.00	7/1/20	20,000,000	23,210,400
Utah Associated Municipal Power Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000	6,707,793
				32,566,657
Virginia - 1.1%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	4.00	5/15/29	5,000,000	5,489,600

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.1% (continued)
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,623,711
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		13,274,433
Virginia Transportation Board,
Transportation Capital Projects
Revenue	5.00	5/15/22	2,795,000		3,393,521
					24,781,265
Washington - 2.9%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/20	10,955,000		12,646,781
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/31	7,500,000		8,550,300
FYI Properties,
LR (State of Washington Department of
Information Services Project)	5.25	6/1/29	5,625,000		6,290,944
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000		2,133,040
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000		1,216,360
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000		3,429,754
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/22	5,000,000		6,021,400
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/23	5,000,000		6,124,650
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000		6,513,160
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	8/1/23	3,570,000		4,239,554
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/21	5,550,000		6,540,342
					63,706,285
Wisconsin - 1.6%
Wisconsin,
GO (Prerefunded)	5.00	5/1/20	5,000,000	[a]	5,747,200
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/34	20,000,000		21,944,800
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,208,770
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,203,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - 1.6% (continued)
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,199,740
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		598,240
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,384,840
					34,287,020
U.S. Related - .6%
A.B. Won International Airport Authority of
Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,222,330
Puerto Rico Electric Power Authority,
Power Revenue	5.25	7/1/18	5,000,000		3,018,400
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,991,693
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/16	1,995,000		1,117,200
Puerto Rico Public Buildings Authority,
Government Facilities Revenue
(Escrowed to Maturity)	5.50	7/1/16	5,000		5,021
Puerto Rico Public Buildings Authority,
Government Facilities Revenue
(Escrowed to Maturity)	5.75	7/1/17	5,000		5,258
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.75	8/1/32	11,000,000	[f]	4,201,890
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	2,500,000	[f]	593,500
					14,155,292
Total Long-Term Municipal Investments
(cost $2,049,994,771)					2,167,394,675
Short-Term Municipal Investments - 1.3%

Colorado - .0%
Colorado Educational and Cultural
Facilities Authority,
Revenue (National Jewish Federation
Bond Program) (LOC; TD Bank)	0.35	6/1/16	1,400,000	[g]	1,400,000
Massachusetts - .3%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.37	6/1/16	6,000,000	[g]	6,000,000
Missouri - .3%
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (The
Washington University) (Liquidity
Facility; U.S. Bank NA)	0.35	6/1/16	5,800,000	[g]	5,800,000

Short-Term Municipal Investments - 1.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - .7%
New York City Municipal Water Finance
Authority,
Water and Sewer System General
Resolution Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.37	6/1/16	1,000,000	[g]	1,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.38	6/1/16	4,600,000	[g]	4,600,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.37	6/1/16	3,900,000	[g]	3,900,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	3,700,000	[g]	3,700,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	1,100,000	[g]	1,100,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; U.S. Bank NA)	0.38	6/1/16	900,000	[g]	900,000
					15,200,000
Total Short-Term Municipal Investments
(cost $28,400,000)					28,400,000

Total Investments (cost $2,078,394,771)			100.6%		2,195,794,675
Liabilities, Less Cash and Receivables			(0.6%)		(14,090,249)
Net Assets			100.0%		2,181,704,426

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Non-income producing—security in default.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$11,268,900 or .52% of net assets.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	05/31/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	273	(32,791,992)	September 2016	(51,187)
Ultra 10 Year U.S. Treasury Notes	430	(60,636,719)	September 2016	(274,908)
Gross Unrealized Depreciation				(326,095)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		2,195,794,675		2,195,794,675
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(326,095)			(326,095)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments

NOTES

are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized appreciation on investments was $117,399,904, consisting of $129,358,920 gross unrealized appreciation and $11,959,016 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 101.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.3%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.41	6/7/16	10,000,000	[a]	10,000,000
California - 8.4%
California Health Facilities Financing
Authority,
Revenue, CP (Kaiser Permanente)	0.25	8/2/16	17,000,000		16,988,476
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	8/3/16	23,000,000		22,984,175
San Diego County Water Authority,
CP	0.42	6/7/16	25,000,000		24,999,769
					64,972,420
Colorado - 1.6%
Gateway Regional Metropolitan District,
Limited Tax Improvement GO Notes,
Refunding (LOC; Wells Fargo Bank)	0.42	6/7/16	7,250,000	[a]	7,250,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.44	6/7/16	4,800,000	[a]	4,800,000
					12,050,000
Connecticut - 3.6%
Connecticut Health and Educational
Facilities Authority,
Revenue (Eagle Hill School Issue) (LOC;
JPMorgan Chase Bank)	0.48	6/7/16	4,695,000	[a]	4,695,000
Connecticut Health and Educational
Facilities Authority,
Revenue (Westminster School Issue)
(LOC; Bank of America)	0.42	6/7/16	2,670,000	[a]	2,670,000
Connecticut Housing Finance Authority,
Revenue (Housing Mortgage Finance
Program) (Liquidity Facility; JPMorgan
Chase Bank)	0.38	6/1/16	20,200,000	[a]	20,200,000
					27,565,000
District of Columbia - 1.9%
District of Columbia,
Revenue (American Geophysical Union
Issue) (LOC; Bank of America)	0.45	6/7/16	2,460,000	[a]	2,460,000
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue, CP (LOC;
JPMorgan Chase Bank)	0.10	6/7/16	12,000,000		11,999,182
					14,459,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 5.4%
Jacksonville,
IDR (University of Florida Health
Sciences Center Clinic) (LOC; Branch
Banking and Trust Co.)	0.42	6/7/16	2,400,000	[a]	2,400,000
Kissimmee Utility Authority,
CP (Liquidity Facility; JPMorgan Chase
Bank)	0.50	6/9/16	13,200,000		13,199,633
Miami-Dade Industrial Development
Authority,
Revenue (Dave and Mary Alper Jewish
Community Center Project) (LOC;
Northern Trust Company)	0.53	6/7/16	5,695,000	[a]	5,695,000
Pinellas County School District,
TAN	2.00	6/30/16	20,000,000		20,023,900
					41,318,533
Illinois - 15.5%
Illinois Development Finance Authority,
Revenue (Saint Ignatius College
Preparatory School) (LOC; PNC Bank
NA)	0.41	6/7/16	12,000,000	[a]	12,000,000
Illinois Educational Facilities Authority,
Revenue (Lake Forest Open Lands
Association) (LOC; Northern Trust
Company)	0.55	6/7/16	9,800,000	[a]	9,800,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust
Company)	0.53	6/7/16	2,700,000	[a]	2,700,000
Illinois Finance Authority,
Revenue (Chicago Historical Society)
(LOC; Northern Trust Company)	0.50	6/7/16	32,400,000	[a]	32,400,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B. Harris
Theater for Music and Dance Project)
(LOC; PNC Bank NA)	0.41	6/7/16	14,000,000	[a]	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's Museum of
Greater Chicago Inc. Project) (LOC;
Northern Trust Company)	0.41	6/7/16	970,000	[a]	970,000
Illinois Finance Authority,
Revenue (Marwen Foundation Project)
(LOC; Northern Trust Company)	0.53	6/7/16	5,080,000	[a]	5,080,000
Illinois Finance Authority,
Revenue (Saint Ignatius College
Preparatory Project) (LOC; PNC Bank
NA)	0.41	6/7/16	13,000,000	[a]	13,000,000
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Wells Fargo
Bank)	0.35	6/1/16	19,200,000	[a]	19,200,000
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	0.45	6/7/16	7,945,000	[a]	7,945,000
Lake Villa,
Revenue (The Allendale Association
Project) (LOC; Wells Fargo Bank)	0.45	6/7/16	2,185,000	[a]	2,185,000
					119,280,000

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana - 3.5%
Indiana Finance Authority,
EDR (Goodwill Industries of Central
Indiana, Inc. Project) (LOC; JPMorgan
Chase Bank)	0.45	6/7/16	3,000,000	[a]	3,000,000
Indiana Finance Authority,
Lease Appropriation Revenue (Stadium
Project) (Liquidity Facility; JPMorgan
Chase Bank)	0.38	6/1/16	20,300,000	[a]	20,300,000
Saint Joseph County,
Health Care Facility Revenue (South
Bend Medical Foundation Project)
(LOC; PNC Bank NA)	0.44	6/7/16	3,300,000	[a]	3,300,000
					26,600,000
Iowa - .9%
Iowa Higher Education Loan Authority,
Private College Facility Revenue (Buena
Vista University Project) (LOC; Wells
Fargo Bank)	0.47	6/7/16	7,270,000	[a]	7,270,000
Kansas - .4%
Burlington,
EIR, Refunding (Kansas City Power and
Light Company Project) (Liquidity
Facility; Mizuho Bank, Ltd.)	0.42	6/7/16	3,250,000	[a]	3,250,000
Kentucky - .5%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC; UBS AG)	0.51	6/7/16	3,625,000	[a]	3,625,000
Louisiana - 2.1%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.36	6/1/16	7,800,000	[a]	7,800,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.37	6/1/16	8,300,000	[a]	8,300,000
					16,100,000
Maryland - 1.2%
Baltimore County,
Revenue (Cross Creek Apartments
Facility) (LOC; PNC Bank NA)	0.44	6/7/16	4,250,000	[a]	4,250,000
Baltimore County,
Revenue, Refunding (Shade Tree Trace
Apartments Facility) (LOC; M&T Trust)	0.50	6/7/16	3,165,000	[a]	3,165,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC; Bank
of America)	0.54	6/7/16	2,150,000	[a]	2,150,000
					9,565,000
Massachusetts - 2.5%
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue) (LOC; U.S. Bank NA)	0.33	6/1/16	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 2.5% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Hillcrest Extended Care
Services Issue) (LOC; Bank of America)	0.47	6/7/16	13,835,000	[a]	13,835,000
					18,835,000
Minnesota - 1.6%
Cohasset,
Revenue, Refunding (Minnesota Power
and Light Company Project) (LOC;
JPMorgan Chase Bank)	0.47	6/7/16	3,700,000	[a]	3,700,000
Minnesota Higher Education Facilities
Authority,
Revenue (Macalester College)	0.45	6/7/16	8,565,000	[a]	8,565,000
					12,265,000
Mississippi - 4.8%
Jackson County,
Port Facility Revenue, Refunding
(Chevron U.S.A. Inc. Project)	0.34	6/1/16	7,200,000	[a]	7,200,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.34	6/1/16	5,410,000	[a]	5,410,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.34	6/1/16	19,300,000	[a]	19,300,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.34	6/1/16	5,300,000	[a]	5,300,000
					37,210,000
New Hampshire - .7%
New Hampshire Health and Education
Facilities Authority,
Revenue (University System of New
Hampshire Issue) (Liquidity Facility;
Wells Fargo Bank)	0.35	6/1/16	5,600,000	[a]	5,600,000
New Jersey - 1.7%
Hudson County Improvement Authority,
Essential Purpose Pooled Governmental
Revenue (LOC; TD Bank)	0.40	6/7/16	2,800,000	[a]	2,800,000
Long Beach Township,
GO Notes, Refunding, BAN	1.50	9/1/16	3,333,000		3,339,570
New Jersey Economic Development
Authority,
EDR (Diocese of Metuchen Project)
(LOC; Bank of America)	0.49	6/7/16	2,500,000	[a]	2,500,000
New Jersey Educational Facilities
Authority,
Revenue, Refunding (Institute for
Advanced Study Issue) (Liquidity
Facility; Wells Fargo Bank)	0.38	6/7/16	2,500,000	[a]	2,500,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Nursing and
Rehabilitation at Red Bank, Inc.) (LOC:
Wells Fargo Bank)	0.37	6/7/16	1,955,000	[a]	1,955,000
					13,094,570

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 18.8%
Albany Industrial Development Agency,
Civic Facility Revenue (Renaissance
Corporation of Albany Project) (LOC;
M&T Trust)	0.45	6/7/16	2,580,000	[a]	2,580,000
Dutchess County Industrial Development
Agency,
Civic Facility Revenue (Brookview, Inc.
Project) (LOC; M&T Trust)	0.45	6/7/16	7,620,000	[a]	7,620,000
Metropolitan Transportation Authority,
Dedicated Tax Fund, BAN	0.75	6/1/16	15,000,000		15,000,000
New York City,
GO Notes (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	21,455,000	[a]	21,455,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.39	6/1/16	22,950,000	[a]	22,950,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T Trust)	0.43	6/7/16	3,700,000	[a]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; State Street Bank
and Trust Co.)	0.35	6/1/16	35,755,000	[a]	35,755,000
New York State Housing Finance Agency,
Housing Revenue (25 Washington
Street) (LOC; M&T Trust)	0.43	6/7/16	6,900,000	[a]	6,900,000
Onondaga County Industrial Development
Agency,
Civic Facility Revenue (Syracuse
Research Corporation Facility) (LOC;
M&T Trust)	0.45	6/7/16	2,670,000	[a]	2,670,000
Port Authority of New York and New
Jersey,
CP	0.14	6/2/16	10,000,000		9,999,855
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (LOC; Wells Fargo Bank)	0.35	6/1/16	4,200,000	[a]	4,200,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (LOC; Wells Fargo
Bank)	0.35	6/1/16	12,200,000	[a]	12,200,000
					145,029,855
North Dakota - 5.2%
Mercer County,
PCR, CP (Basin Electric Power
Cooperative)	0.60	6/9/16	40,000,000		39,998,982
Ohio - .7%
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	0.44	6/7/16	2,680,000	[a]	2,680,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - .7% (continued)
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	0.44	6/7/16	3,000,000	[a]	3,000,000
					5,680,000
South Carolina - .5%
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina Project)
(LOC; Wells Fargo Bank)	0.47	6/7/16	2,590,000	[a]	2,590,000
South Carolina Jobs-Economic
Development Authority,
Student Housing Revenue (South
Carolina State University Housing LLC
Project) (LOC; Bank of America)	0.45	6/7/16	1,025,000	[a]	1,025,000
					3,615,000
Tennessee - 1.8%
Hawkins County Industrial Development
Board,
IDR (Leggett and Platt, Inc. Project)
(LOC; Wells Fargo Bank)	0.61	6/7/16	1,750,000	[a]	1,750,000
Tennessee,
CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.50	6/23/16	12,000,000		12,000,000
					13,750,000
Texas - 6.5%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.50	6/7/16	40,000,000	[a]	40,000,000
Lower Neches Valley Authority Industrial
Development Corporation,
Revenue (ExxonMobil Project)	0.32	6/1/16	6,460,000	[a]	6,460,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	0.45	6/7/16	3,600,000	[a]	3,600,000
					50,060,000
Utah - 1.0%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	0.47	6/7/16	1,450,000	[a]	1,450,000
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.45	6/7/16	6,250,000	[a]	6,250,000
					7,700,000
Vermont - 1.0%
Vermont Economic Development
Authority,
Mortgage Revenue (Wake Robin
Corporation Project) (LOC; M&T Bank)	0.45	6/7/16	6,850,000	[a]	6,850,000

Short-Term Investments - 101.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Vermont - 1.0% (continued)
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; Wells Fargo Bank)	0.49	6/7/16	1,000,000	[a]	1,000,000
					7,850,000
Virginia - 1.6%
Loudoun County Industrial Development
Authority,
IDR (Jack Kent Cooke Foundation
Project) (LOC; Northern Trust
Company)	0.53	6/7/16	12,500,000	[a]	12,500,000
Washington - 1.1%
Squaxin Island Tribe,
Tribal Infrastructure Revenue (LOC;
Bank of America)	0.49	6/7/16	4,125,000	[a]	4,125,000
Washington Housing Finance Commission,
Nonprofit Revenue (District Council
Number Five Apprenticeship and
Training Trust Fund Project) (LOC;
Wells Fargo Bank)	0.47	6/7/16	4,200,000	[a]	4,200,000
					8,325,000
Wisconsin - 5.7%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.47	6/7/16	3,250,000	[a]	3,250,000
Hudson School District,
GO Notes, BAN	2.00	8/8/16	12,000,000		12,026,880
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior
Credit Group) (Eclipse Funding Trust,
Series 0029) (Liquidity Facility; U.S.
Bank NA and LOC; U.S. Bank NA)	0.40	6/7/16	22,750,000[a,b,c]		22,750,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Goodwill Industries of North
Central Wisconsin, Inc.) (LOC; Wells
Fargo Bank)	0.47	6/7/16	5,985,000	[a]	5,985,000
					44,011,880

Total Investments (cost $781,580,422)			101.5%		781,580,422
Liabilities, Less Cash and Receivables			(1.5%)		(11,630,614)
Net Assets			100.0%		769,949,808

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, this security amounted to
$22,750,000 or 2.95% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a

STATEMENT OF INVESTMENTS (Unaudited) (continued)

manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	781,580,422
Level 3 - Significant Unobservable Inputs	-
Total	781,580,422

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 96.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .5%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,000,000
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	3,500,000		3,900,680
					4,900,680
Alaska - 1.3%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project) (Insured;
Assured Guaranty Municipal Corp.)	6.00	7/1/17	5,730,000		6,051,969
Anchorage,
GO (Schools)	5.00	9/1/17	4,000,000		4,213,640
Valdez,
Marine Terminal Revenue (BP Pipelines
(Alaska) Inc. Project)	5.00	1/1/18	3,000,000		3,173,850
					13,439,459
Arizona - 1.8%
Arizona Water Infrastructure Finance
Authority,
Water Quality Revenue	5.00	10/1/20	6,890,000		7,552,060
Maricopa County,
COP	5.00	7/1/18	5,000,000		5,408,050
Maricopa County Pollution Control
Corporation,
PCR (Arizona Public Service Company
Palo Verde Project)	1.75	5/30/18	5,000,000		5,059,050
University of Arizona Board of Regents,
System Revenue	6.20	6/1/16	570,000		570,000
					18,589,160
California - 12.4%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.00	4/3/17	17,250,000		17,265,352
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	1.50	4/2/18	8,160,000		8,227,973
California,
GO (Various Purpose)	5.00	8/1/21	10,050,000		11,949,048
California,
GO (Various Purpose)	5.00	9/1/21	10,000,000		11,910,500
California Health Facilities Financing
Authority,
Revenue (Lucile Salter Packard
Children's Hospital at Stanford)
(Prerefunded)	1.45	3/15/17	2,715,000	[a]	2,732,865
California Municipal Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.13	2/1/17	5,350,000		5,355,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 12.4% (continued)
California Pollution Control Finance
Authority,
SWDR (USA Waste Services, Inc.
Project)	1.50	6/1/18	1,500,000		1,497,555
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	5/1/17	3,500,000		3,636,955
Chula Vista,
IDR (San Diego Gas and Electric
Company)	1.65	7/1/18	20,130,000		20,146,708
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	3.00	9/2/16	1,995,000		2,006,751
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier Senior Sales
Tax Revenue	5.00	7/1/19	9,565,000		10,770,381
Orange County Sanitation District,
Wastewater Revenue Obligations	5.00	2/1/20	3,295,000		3,781,573
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/17	10,525,000		10,798,018
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/18	2,750,000		3,001,680
Sulphur Springs Union School District,
GO, BAN	0.00	1/1/18	2,750,000	[b]	2,709,245
Sulphur Springs Union School District,
GO, BAN	0.00	7/1/19	5,000,000	[b]	4,816,700
University of California Regents,
General Revenue	1.40	5/15/21	5,000,000		5,009,250
					125,616,011
Colorado - 2.5%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,019,860
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	1.88	11/6/19	5,000,000		5,046,350
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		1,888,462
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,243,017
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	2.15	9/1/17	8,000,000	[c]	8,018,480
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/18	5,000,000		5,395,050
					25,611,219
Connecticut - 2.1%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,131,800

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 2.1% (continued)
Connecticut,
GO	1.15	6/15/18	11,495,000	[c]	11,476,033
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	1.38	7/11/18	7,500,000		7,572,450
					21,180,283
Florida - 2.6%
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured
Revenue	5.25	6/1/17	5,470,000		5,713,087
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	3,000,000		3,433,800
Hillsborough County Aviation Authority,
Subordinated Revenue (Tampa
International Airport)	5.00	10/1/16	1,520,000		1,542,192
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000		4,037,736
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	4.00	11/1/17	3,205,000		3,349,770
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/18	5,000,000		5,389,650
Putnam County Development Authority,
PCR (Seminole Electric Cooperative,
Inc. Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000		2,423,565
					25,889,800
Georgia - 4.1%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000		1,025,100
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000		1,064,470
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	1.80	4/3/18	12,750,000		12,909,247
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	5,000,000		5,147,800
Gwinnett County School District,
Sales Tax GO	5.00	8/1/21	11,340,000		13,547,785
Monroe County Development Authority,
PCR (Gulf Power Company Plant
Scherer Project)	2.00	6/21/18	7,000,000		7,125,230
Municipal Electric Authority of Georgia,
Revenue (Project One Subordinated
Bonds)	5.00	1/1/17	1,000,000		1,025,520
					41,845,152
Illinois - 9.1%
Central Lake County Joint Action Water
Agency,
Water Revenue	4.00	5/1/17	5,430,000		5,592,411

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.1% (continued)
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,000,000		4,098,720
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,000,000		4,098,720
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	1,435,000		1,470,416
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/18	6,000,000		6,360,360
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/19	5,000,000		5,124,600
Chicago,
Second Lien Revenue (Chicago Midway
Airport) (Insured; AMBAC)	5.00	1/1/17	4,110,000		4,125,454
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	4.40	3/1/17	10,000,000	[c]	9,754,600
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,279,387
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		4,672,767
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/18	1,455,000		1,522,061
Cook County,
GO	5.00	11/15/16	5,400,000		5,493,744
Illinois,
GO	4.00	7/1/16	3,000,000		3,007,350
Illinois,
GO	5.00	7/1/17	3,150,000		3,274,929
Illinois,
GO	4.00	7/1/18	5,000,000		5,236,450
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000		2,030,776
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000		10,838,400
Illinois Department of Employment
Security,
Unemployment Insurance Fund
Building Receipts Revenue	5.00	6/15/17	2,000,000		2,048,200
Illinois Development Finance Authority,
Revenue (Saint Vincent de Paul Center
Project)	1.88	3/1/19	3,500,000		3,557,435
Illinois Finance Authority,
Clean Water Initiative Revolving Fund
Revenue	5.00	7/1/17	2,000,000		2,093,300

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.1% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,197,540
Springfield,
Senior Lien Electric Revenue	5.00	3/1/17	3,040,000		3,136,186
					92,013,806
Indiana - 2.2%
Indiana Finance Authority,
EIR (Southern Indiana Gas and Electric
Company Project)	1.95	9/14/17	2,500,000		2,531,925
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health
Subordinate Credit Group)
(Prerefunded)	5.00	7/28/16	45,000	[a]	45,317
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.85	10/1/19	10,000,000		10,056,900
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.15	12/2/19	10,000,000	[c]	9,765,900
					22,400,042
Kentucky - 2.0%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 99)	5.00	11/1/17	4,200,000		4,449,396
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		10,401,100
Louisville/Jefferson County Metro
Government,
PCR (Louisville Gas and Electric
Company Project)	1.65	4/3/17	4,940,000		4,962,378
					19,812,874
Louisiana - 2.4%
East Baton Rouge Sewerage Commission,
Revenue	0.81	8/1/18	7,210,000	[c]	7,155,925
England District Sub-District Number 1,
Revenue (State of Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,204,634
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/18	5,000,000		5,390,550
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)
(Insured; National Public Finance
Guarantee Corp.)	5.25	10/1/16	8,425,000		8,551,038
					24,302,147
Maryland - 2.0%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	1.44	11/15/16	2,245,000	[c]	2,249,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 2.0% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Western Maryland Health
System Issue)	5.00	7/1/17	4,295,000		4,491,324
Montgomery County,
Consolidated Public Improvement GO	5.00	7/1/20	7,350,000		8,526,588
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,029,500
					20,296,880
Massachusetts - 1.5%
Massachusetts Development Finance
Agency,
Recovery Zone Facility Revenue
(Dominion Energy Brayton Point Issue)
(Prerefunded)	2.25	9/1/16	5,000,000	[a]	5,021,000
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	4.00	7/1/18	2,780,000		2,919,222
Massachusetts Health and Educational
Facilities Authority,
Revenue (Amherst College Issue)	1.70	11/1/16	2,720,000		2,731,125
Massachusetts Health and Educational
Facilities Authority,
Revenue (University of Massachusetts
Issue)	1.15	4/1/19	4,000,000		3,998,880
					14,670,227
Michigan - 4.8%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	6,000,000		6,374,100
Michigan Finance Authority,
Hospital Project Revenue (Ascension
Senior Credit Group)	1.10	8/15/19	3,000,000		2,992,200
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	4.00	10/1/17	1,155,000		1,200,530
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	5.00	10/1/18	2,280,000		2,478,998
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,619,505
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000		1,079,670

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 4.8% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
General Obligation Local Project Bonds)	5.00	5/1/17	18,105,000		18,774,161
Michigan Finance Authority,
State Aid Revenue Notes (School
District of the City of Detroit - Junior
Subordinate Lien Obligations)	4.75	6/1/16	3,800,000	[d]	3,800,000
Michigan Hospital Finance Authority,
Project Revenue (Ascension Health
Senior Credit Group)	1.50	3/1/17	10,000,000		10,053,200
					48,372,364
Mississippi - .1%
Mississippi Business Finance Corporation,
SWDR (Waste Management, Inc.
Project)	1.38	3/1/17	800,000		799,432
Missouri - .3%
Missouri State Environmental
Improvement and Energy Resources
Authority,
EIR (Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000		3,485,374
Nebraska - 1.6%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	14,625,000		16,449,176
Nevada - 2.3%
Clark County,
Airport System Junior Subordinate Lien
Revenue	5.00	7/1/17	16,860,000		17,597,794
Washoe County,
Gas Facilities Revenue (Sierra Pacific
Power Company Projects)	1.50	6/3/19	5,500,000		5,489,990
					23,087,784
New Hampshire - .7%
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000		6,175,800
New Hampshire Business Finance
Authority,
SWDR (Waste Management, Inc.
Project)	2.13	6/1/18	1,000,000		1,029,770
					7,205,570
New Jersey - 3.9%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	6,500,000		6,880,315
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/20	2,000,000		2,200,180
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/17	1,275,000		1,312,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.9% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	12/15/18	1,500,000		1,604,670
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/19	10,700,000		11,533,530
New Jersey Sports and Exposition
Authority,
State Contract Bonds	5.00	9/1/16	1,665,000		1,681,966
New Jersey Sports and Exposition
Authority,
State Contract Bonds	5.00	9/1/18	3,950,000		4,200,588
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.00	6/15/16	2,000,000		2,003,320
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.75	6/15/17	2,500,000		2,619,475
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
XLCA)	5.00	12/15/17	2,500,000		2,632,125
New Jersey Water Supply Authority,
Manasquan Reservoir Water Supply
System Revenue	5.00	8/1/19	2,670,000		3,001,133
					39,669,787
New Mexico - .3%
New Mexico Educational Assistance
Foundation,
Education Loan Revenue	1.34	12/1/20	120,000	[c]	120,000
New Mexico Finance Authority,
Subordinate Lien Public Project
Revolving Fund Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	6/15/18	2,605,000		2,726,966
					2,846,966
New York - 8.2%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/17	3,830,000		3,978,413
Long Island Power Authority,
Electric System General Revenue	0.96	11/1/18	10,000,000	[c]	9,951,400
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		11,081,900
New York City,
GO	5.25	8/1/16	15,000		15,063
New York City,
GO	5.00	8/1/17	9,545,000		10,030,554
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.24	8/1/17	5,000,000	[c]	5,076,650
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/18	10,000,000		10,760,000

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 8.2% (continued)
New York State Environmental Facilities
Corporation,
SWDR (Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,034,920
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/17	2,000,000		2,104,140
Suffolk County,
GO, RAN	2.00	3/24/17	5,800,000		5,850,924
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.87	12/1/18	15,000,000		14,969,250
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels) (Insured; Assured
Guaranty Municipal Corp.)	0.84	1/1/19	250,000		249,013
Yonkers,
GO	3.00	8/1/17	2,045,000		2,094,509
Yonkers,
GO	4.00	8/1/18	3,130,000		3,321,556
Yonkers,
GO	4.00	9/1/18	1,230,000		1,309,224
					82,827,516
North Carolina - .2%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Wake
Forest Baptist Obligated Group)	1.14	12/1/17	2,300,000	[c]	2,292,065
Ohio - .7%
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of Greater
Cincinnati)	5.00	12/1/17	3,850,000		4,095,091
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,049,047
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000		1,001,340
					7,145,478
Pennsylvania - 8.3%
Allegheny County Sanitary Authority,
Sewer Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/17	4,670,000		4,869,129
Lehigh County Industrial Development
Authority,
PCR (PPL Electric Utilities Corporation
Project)	0.90	8/15/17	6,000,000		5,995,080
Pennsylvania,
GO	5.00	9/1/16	4,420,000		4,437,945
Pennsylvania,
GO	5.00	10/15/17	6,450,000		6,823,262
Pennsylvania,
GO	5.00	8/15/19	4,995,000		5,588,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 8.3% (continued)
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000		4,213,640
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000		2,771,450
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000		2,232,900
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,244,160
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,080,700
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	1.20	12/1/18	5,000,000	[c]	4,994,450
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		6,983,448
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	8/1/17	3,690,000		3,873,910
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,758,473
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,626,220
Pittsburgh and Allegheny County Sports
and Exhibition Authority,
Regional Asset District Sales Tax
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,706,243
State Public School Building Authority,
Revenue (Albert Gallatin Area School
District Project)	1.09	9/1/18	2,910,000	[c]	2,916,111
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,253,486
					84,369,013
South Carolina - .7%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,086,479
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/18	5,000,000		5,498,450
					6,584,929
Tennessee - 1.5%
Memphis-Shelby County Airport Authority,
Airport Revenue	5.00	7/1/16	6,105,000		6,126,551

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee - 1.5% (continued)
Memphis-Shelby County Airport Authority,
Airport Revenue	5.00	7/1/17	4,905,000	5,115,277
Memphis-Shelby County Airport Authority,
Airport Revenue	5.38	7/1/18	3,175,000	3,443,478
				14,685,306
Texas - 9.2%
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/15/17	7,500,000	7,690,200
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/17	6,880,000	6,884,747
Dallas Independent School District,
Limited Maintenance Tax Notes	1.50	8/15/18	4,050,000	4,096,292
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/21	3,000,000	3,491,970
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/19	9,925,000	10,192,776
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	4.88	9/1/17	5,000,000	5,050,900
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/17	4,000,000	4,197,160
North Central Texas Health Facilities
Development Corporation,
HR (Children's Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,050,930
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.75	6/1/22	5,000,000	4,988,550
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	6/1/18	9,890,000	9,949,834
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/21	10,000,000	10,281,400
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/16	2,320,000	2,353,315
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	2.00	12/1/16	3,000,000	3,020,940
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/21	3,400,000	3,992,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 9.2% (continued)
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/17	8,850,000		8,965,050
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/18	2,870,000		2,929,466
Texas Municipal Gas Acquisition and
Supply Corporation I,
Gas Supply Senior Lien Revenue	5.25	12/15/18	3,325,000		3,631,233
					92,767,757
Virginia - 1.6%
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	5.00	6/15/17	2,280,000		2,381,004
Greater Richmond Convention Center
Authority,
Hotel Tax Revenue	5.00	6/15/18	1,750,000		1,894,795
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/19	12,075,000		12,303,217
					16,579,016
Washington - 4.4%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,477,540
Seattle,
Municipal Light and Power Revenue	1.08	11/1/18	7,500,000	[c]	7,500,000
Seattle,
Water System Improvement Revenue	5.00	5/1/20	4,000,000		4,605,280
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	7/1/20	4,815,000		5,564,840
Washington,
GO (Various Purpose)	5.00	7/1/20	8,325,000		9,621,452
Washington,
GO (Various Purpose)	5.00	7/1/21	9,440,000		11,193,480
					44,962,592
Wisconsin - 1.2%
La Crosse County,
GO, BAN	1.00	10/15/17	6,200,000		6,202,418
Stanley,
Sewerage System Revenue, BAN	2.25	3/1/18	4,725,000		4,798,946
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,581,090
					12,582,454
U.S. Related - .3%
A.B. Won International Airport Authority of
Guam,
General Revenue	5.00	10/1/16	2,500,000		2,533,950

Long-Term Municipal Investments - 96.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - .3% (continued)
Puerto Rico Highways and Transportation
Authority,
Transportation Revenue	5.00	7/1/17	2,885,000		504,875
					3,038,825
Total Long-Term Municipal Investments
(cost $980,857,465)					980,319,144
Short-Term Municipal Investments - 3.0%

Colorado - .1%
Colorado Educational and Cultural
Facilities Authority,
Revenue (National Jewish Federation
Bond Program) (LOC; TD Bank)	0.35	6/1/16	1,000,000	[e]	1,000,000
Massachusetts - .1%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.37	6/1/16	770,000	[e]	770,000
Mississippi - .1%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone Industrial
Development Revenue (Chevron U.S.A.
Inc. Project)	0.35	6/1/16	1,000,000	[e]	1,000,000
New York - 1.7%
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.38	6/1/16	3,300,000	[e]	3,300,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	2,300,000	[e]	2,300,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; U.S. Bank NA)	0.38	6/1/16	1,300,000	[e]	1,300,000
Suffolk County,
GO Notes	2.00	9/30/16	10,000,000		10,041,800
					16,941,800
Texas - .6%
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Methodist Hospitals of Dallas
Project) (LOC; JPMorgan Chase Bank)	0.37	6/1/16	6,600,000	[e]	6,600,000
Vermont - .4%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Landmark College Project)
(LOC; TD Bank)	0.35	6/1/16	2,500,000	[e]	2,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 3.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont - .4% (continued)
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC; TD Bank)	0.35	6/1/16	1,800,000 [e]	1,800,000
				4,300,000
Total Short-Term Municipal Investments
(cost $30,614,308)				30,611,800
Total Investments (cost $1,011,471,773)			99.8%	1,010,930,944
Cash and Receivables (Net)			0.2%	2,155,253
Net Assets			100.0%	1,013,086,197

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, this security was valued at
$3,800,000 or .38% of net assets.
e Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2016, accumulated net unrealized depreciation on investments was $540,829, consisting of $3,754,328 gross unrealized appreciation and $4,295,157 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 98.7%	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 1.1%
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,150,000		1,208,328
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/35	1,000,000		880,000
					2,088,328
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,150,000		1,337,680
New Jersey - 1.4%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,000,000		1,109,820
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000		1,442,910
					2,552,730
New York - 91.2%
Albany County Airport Authority,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000		1,705,845
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,500,000	[a]	2,683,275
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,343,295
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured
Revenue	5.00	12/1/24	1,000,000		1,199,950
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/33	725,000		880,578
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/34	730,000		883,300
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/35	2,900,000		3,497,922
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,140,840
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,169,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 91.2% (continued)
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,567,078
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.25	11/15/28	3,000,000		3,898,080
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.00	11/15/16	3,000,000	[a]	3,060,720
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	65,000		73,681
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	1,465,000		1,828,745
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,375,000		2,857,101
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	1,190,000		1,283,260
Metropolitan Transportation Authority,
Transportation Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.87	11/1/22	2,200,000	[b]	2,136,750
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	235,000	[a]	265,649
Monroe County Industrial Development
Corporation,
Revenue (Saint John Fisher College
Project)	5.00	6/1/17	1,740,000		1,804,432
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/33	1,000,000		1,222,000
Nassau County,
GO	5.00	10/1/20	2,000,000		2,244,080
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,801,860
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/23	1,100,000		1,346,070
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	145,000		157,068
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,695,000		1,840,855
Nassau County Sewer and Storm Water
Finance Authority,
System Revenue (Insured; Berkshire
Hathaway Assurance Corporation)
(Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,110,670
New York City,
GO	5.25	9/1/23	1,000,000		1,095,950
New York City,
GO (Prerefunded)	5.00	8/1/16	15,000	[a]	15,111
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,000,000		1,160,020

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 91.2% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/44	2,110,000		2,443,084
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,750,000		1,926,435
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	1,000,000		1,284,830
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/29	2,000,000		2,396,980
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/31	1,980,000		2,298,820
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/34	2,000,000		2,203,500
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000		2,752,350
New York City Trust for Cultural
Resources,
Revenue (Wildlife Conservation
Society)	5.00	8/1/27	1,120,000		1,379,123
New York City Trust for Cultural
Resources,
Revenue (Wildlife Conservation
Society)	5.00	8/1/31	1,480,000		1,790,415
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/29	1,000,000		1,200,720
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,500,000	[c]	1,690,335
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/21	2,560,000		2,950,144
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000		1,601,837
New York State,
GO	5.00	2/15/26	2,600,000		2,883,530
New York State Dormitory Authority,
Consolidated Revenue (City University
System) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/18	1,010,000		1,061,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 91.2% (continued)
New York State Dormitory Authority,
Mental Health Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	5.00	2/15/17	5,000	5,155
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	2,500,000	2,924,275
New York State Dormitory Authority,
Revenue (Convent of the Sacred Heart)
(Insured; Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,190,280
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/23	1,000,000	1,213,400
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	3,000,000	3,420,780
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/23	650,000	797,933
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/30	1,050,000	1,295,311
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/31	2,000,000	2,453,220
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	2,155,000	2,557,468
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/43	2,400,000	2,821,296
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	1,000,000	1,145,600
New York State Dormitory Authority,
Revenue (School Districts Revenue
Financing Program)	5.00	10/1/18	1,540,000	1,685,823
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/32	1,530,000	1,828,075
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	3,000,000	3,364,920
New York State Dormitory Authority,
Revenue (Upstate Community Colleges)
(Insured; National Public Finance
Guarantee Corp.)	5.50	7/1/23	565,000	716,341
New York State Dormitory Authority,
State Personal Income Tax Revenue
(Education)	5.75	3/15/36	1,000,000	1,136,470
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/20	1,000,000	1,143,570
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	1,000,000	1,146,480
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	1,500,000	1,846,815
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	1,000,000	1,180,810

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 91.2% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/26	1,500,000	1,883,280
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000	2,037,380
New York State Enviornmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects)	5.00	6/15/26	2,000,000	2,490,400
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program) (Green Bonds)	5.00	5/15/26	2,700,000	3,413,826
New York State Medical Care Facilities
Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38 11/15/20		135,000	135,680
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,207,470
New York State Thruway Authority,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/31	2,000,000	2,430,560
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	1,000,000	1,114,700
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	4.00	1/1/37	400,000	437,628
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	4.00	1/1/38	1,000,000	1,091,440
New York State Urban Development
Corporation,
Service Contract Revenue	5.00	1/1/20	2,075,000	2,361,703
New York State Urban Development
Corporation,
Service Contract Revenue	5.25	1/1/24	2,375,000	2,595,756
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	1,410,000	1,732,481
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/25	1,000,000	1,271,870
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	1,000,000	1,210,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 91.2% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project) (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/37	2,000,000		2,139,600
Onondaga County Trust for Cultural
Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	2,500,000		2,852,375
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/19	2,000,000		2,146,040
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/21	1,330,000		1,505,321
Oyster Bay,
Public Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	8/15/22	1,715,000		1,993,602
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/31	1,010,000		1,236,775
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/30	1,000,000		1,238,960
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/21	1,585,000		1,902,872
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/23	2,000,000		2,509,180
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,060,000		1,311,368
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000		1,186,980
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/24	2,205,000		2,717,861
Triborough Bridge and Tunnel Authority,
General Purpose Revenue
(Prerefunded)	5.25	1/1/22	1,000,000	[a]	1,219,580
Utility Debt Securitization Authority of
New York,
Restructing Bonds	5.00	6/15/26	2,000,000		2,509,000
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/25	1,000,000		1,246,990
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/20	1,400,000		1,603,350
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/24	1,500,000		1,738,095
Westchester County Local Development
Corporation,
Revenue (Westchester Medical Center
Obligated Group Project)	5.00	11/1/28	1,000,000		1,211,070

Long-Term Municipal Investments - 98.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 91.2% (continued)
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	2,640,000		3,122,249
					169,816,398
Texas - 1.3%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,000,000		2,367,100
U.S. Related - 3.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,158,870
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,017,090
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	2,500,000		2,618,400
Puerto Rico Housing Finance Authority,
Capital Fund Program Revenue (Puerto
Rico Housing Administration Projects)	5.00	12/1/18	260,000		267,236
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.75	8/1/32	1,200,000	[d]	458,388
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	118,700
					5,638,684
Total Long-Term Municipal Investments
(cost $174,070,950)					183,800,920
Short-Term Municipal Investments - 1.5%

New York - 1.5%
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; State Street Bank
and Trust Co.)	0.35	6/1/16	300,000	[e]	300,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; U.S. Bank NA)	0.35	6/1/16	1,400,000	[e]	1,400,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; PNC Bank NA)	0.38	6/1/16	235,000	[e]	235,000
New York State Housing Finance Agency,
Housing Revenue (160 Madison
Avenue) (LOC; U.S. Bank NA)	0.38	6/1/16	900,000	[e]	900,000
Total Short-Term Municipal Investments
(cost $2,835,000)					2,835,000

Total Investments (cost $176,905,950)			100.2%		186,635,920
Liabilities, Less Cash and Receivables			(0.2%)		(393,179)
Net Assets			100.0%		186,242,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, this security was valued at
$1,690,335 or .91% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	05/31/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	23	(2,762,695)	September 2016	(4,312)
Ultra 10 Year U.S. Treasury Notes	37	(5,217,578)	September 2016	(23,655)
Gross Unrealized Depreciation				(27,967)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		186,635,920		186,635,920
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(27,967)			(27,967)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments

NOTES

are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized appreciation on investments was $9,729,970, consisting of $10,792,831 gross unrealized appreciation and $1,062,861 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 98.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.3%
Jefferson County,
Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal
Corp.)	5.50	1/1/21	3,500,000		3,520,545
California - .3%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	900,000	[a]	898,812
Florida - .7%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,900,600
Illinois - 2.2%
Chicago,
GO	5.00	1/1/24	500,000		516,220
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,285,000		1,350,175
Chicago Board of Education,
Unlimited Tax GO (Dedicated Alternate
Revenues)	5.25	12/1/35	1,000,000		880,000
Illinois,
GO	5.25	2/1/29	2,000,000		2,217,380
Illinois,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	8/1/17	1,000,000		1,048,590
					6,012,365
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,850,000		2,151,920
New Jersey - 2.2%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/27	2,000,000		2,169,500
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,250,000		1,387,275
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000		2,281,280
					5,838,055
New York - 2.0%
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	8/1/42	1,210,000		1,441,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 2.0% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	1,750,000	[a]	1,972,058
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	1,500,000		1,815,225
					5,228,308
Pennsylvania - 84.8%
Allegheny County Higher Education
Building Authority,
Revenue (Duquesne University)	5.00	3/1/26	750,000		932,265
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,884,150
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/19	1,205,000		1,340,285
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/23	1,370,000		1,595,543
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/25	1,250,000		1,441,988
Berks County Municipal Authority,
Revenue (The Reading Hospital and
Medical Center Project)	5.00	11/1/19	2,000,000		2,257,220
Boyertown Area School District,
GO	5.00	10/1/34	1,060,000		1,248,256
Boyertown Area School District,
GO	5.00	10/1/35	1,425,000		1,671,425
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/23	1,260,000		1,524,890
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	[b]	5,410,250
Chester County,
GO	5.00	7/15/25	3,060,000		3,438,094
Cumberland Valley School District,
GO	5.00	11/15/26	1,100,000		1,330,164
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000		1,214,980
Delaware River Port Authority,
Port District Project Revenue	5.00	1/1/18	1,230,000		1,308,154
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,210,095
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,442,857
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/22	1,640,000		2,023,678
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000		3,732,332
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/31	1,250,000		1,536,238

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 84.8% (continued)
Lancaster County Solid Waste Management
Authority,
Guaranteed Authority Bonds (Dauphin
County Guaranty)	5.00	12/15/33	1,895,000		2,234,338
Lower Merion School District,
GO (Prerefunded)	5.00	9/1/17	1,980,000	[b]	2,086,742
Lower Paxton Township,
GO	5.00	4/1/42	1,000,000		1,179,940
Monroeville Finance Authority,
Revenue (University of Pennsylvania
Medical Center)	5.00	2/15/26	2,135,000		2,666,999
Montgomery County,
GO	5.00	12/15/24	2,545,000		2,882,187
Montgomery County,
GO	4.00	4/1/28	1,500,000		1,694,130
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	114,021
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue (New
Regional Medical Center Project)
(Prerefunded)	5.50	8/1/20	995,000	[b]	1,173,394
Montgomery County Industrial
Development Authority,
Health System Revenue (Albert Einstein
Healthcare Network Issue)	5.00	1/15/20	1,000,000		1,104,740
Northhampton County General Purpose
Authority,
College Revenue (Lafayette College)	5.00	11/1/43	3,500,000		4,169,830
Pennsylvania,
GO	5.00	7/1/20	5,000,000		5,690,550
Pennsylvania,
GO	5.00	10/15/23	1,000,000		1,211,340
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,655,752
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000		3,659,791
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,135,800
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,734,918
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place Project)	5.00	3/1/25	1,000,000		1,181,350
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000		2,997,285
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,080,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 84.8% (continued)
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	4,000,000	4,506,040
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	1/1/22	1,000,000	1,047,660
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	2,000,000	2,358,360
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Saint Joseph's University)	5.00	11/1/25	2,010,000	2,289,973
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.25	6/15/24	5,000,000	5,917,600
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/26	1,000,000	1,136,930
Pennsylvania Higher Educational Facilities
Authority,
Revenue (State System of Higher
Education)	5.00	6/15/30	1,875,000	2,161,181
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Temple University)	5.00	4/1/26	1,000,000	1,185,270
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Trustees of the
University of Pennsylvania) (Escrowed
to Maturity)	5.00	9/1/19	5,090,000	5,749,511
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,621,546
Pennsylvania Industrial Development
Authority,
EDR	5.00	7/1/21	5,000,000	5,845,350
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/22	2,155,000	2,602,701
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000	2,298,360
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	3,903,333
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000	3,377,353
Pennsylvania State University,
GO	5.00	3/1/40	3,000,000	3,392,790

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 84.8% (continued)
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/24	1,165,000		1,406,738
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/32	1,190,000		1,395,501
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/38	2,415,000		2,792,392
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/15/25	2,500,000		3,143,775
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/40	2,000,000		2,246,880
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/29	1,500,000		1,797,735
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000		2,715,868
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty Corp.)
(Prerefunded)	6.00	6/1/18	1,500,000	[b]	1,655,460
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.00	6/1/18	5,000,000	[b]	5,419,150
Perkiomen Valley School District,
GO	4.00	3/1/28	3,345,000		3,813,166
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		1,992,357
Philadelphia,
GO	5.25	7/15/27	4,000,000		4,858,560
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000		3,388,660
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000		2,411,220
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,217,285
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/25	2,500,000		3,115,975
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/31	2,000,000		2,395,780
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		2,001,276
Pittsburgh,
GO	5.00	9/1/25	2,000,000		2,385,340
Pittsburgh,
GO	5.00	9/1/26	5,000,000		5,928,650
Pittsburgh School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/25	1,000,000		1,192,670
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000		3,116,614

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 84.8% (continued)
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	3,500,000	3,601,080
Saint Mary Hospital Authority,
Health System Revenue (Catholic
Health East Issue)	5.00	11/15/22	1,500,000	1,730,235
Saint Mary Hospital Authority,
Health System Revenue (Catholic
Health East Issue)	5.25	11/15/23	2,000,000	2,322,300
Southcentral Pennsylvania General
Authority,
Revenue (WellSpan Health Obligation
Group)	5.00	6/1/27	1,085,000	1,303,302
Southeastern Pennsylvania Transportation
Authority,
Capital Grant Receipts Bonds (Federal
Transit Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,332,920
Southeastern Pennsylvania Transportation
Authority,
Revenue	5.00	3/1/26	2,450,000	2,769,480
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/21	1,000,000	1,111,430
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/1/24	2,000,000	2,387,440
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/31	2,490,000	2,831,653
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/38	1,800,000	2,160,450
University of Pittsburgh - of the
Commonwealth System of Higher
Education,
University Capital Project Bonds	5.50	9/15/21	2,500,000	2,828,450
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/32	3,000,000	3,660,390
				228,020,811
Texas - 1.3%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	3,000,000	3,550,650
U.S. Related - 2.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000	1,738,305
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,125,320
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/19	3,000,000	3,104,130

Long-Term Municipal Investments - 98.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related - 2.6% (continued)
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	4,000,000	[c]	525,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.75	8/1/32	1,000,000	[d]	381,990
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	118,700
					6,993,445
Total Long-Term Municipal Investments
(cost $252,797,896)					264,115,511
Short-Term Municipal Investments - 1.5%

New York - 1.5%
New York City,
GO Notes (LOC; JPMorgan Chase Bank)	0.37	6/1/16	300,000	[e]	300,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; U.S. Bank NA)	0.35	6/1/16	900,000	[e]	900,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	0.37	6/1/16	600,000	[e]	600,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (LOC; Wells Fargo Bank)	0.35	6/1/16	2,065,000	[e]	2,065,000
Total Short-Term Municipal Investments
(cost $3,865,000)					3,865,000

Total Investments (cost $256,662,896)			99.7%		267,980,511
Cash and Receivables (Net)			0.3%		922,622
Net Assets			100.0%		268,903,133

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$2,870,870 or 1.07% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Non-income producing—security in default.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	05/31/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	34	(4,083,985)	September 2016	(6,375)
Ultra 10 Year U.S. Treasury Notes	53	(7,473,828)	September 2016	(33,884)
Gross Unrealized Depreciation				(40,259)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds †		267,980,511		267,980,511
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(40,259)			(40,259)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments

NOTES

are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At May 31, 2016, accumulated net unrealized appreciation on investments was $11,317,615, consisting of $15,740,199 gross unrealized appreciation and $4,422,584 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.2%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - .1%
JP Morgan Chase Commercial Mortgage
Securities,
Ser. 2006-LDP8, Cl. A4	5.40	5/15/45	261,545		261,544
Municipal Bonds - 4.7%
California,
GO(Various Purpose)	1.25	11/1/16	1,000,000		1,002,980
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,306,161
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	2,850,000		2,880,067
Kansas Development Finance Authority,
Revenue (State of Kansas - Kansas
Public Employees Retirement System)	1.88	4/15/18	1,000,000		1,010,170
University of California Regents,
General Revenue	0.96	7/1/41	3,000,000	[a]	3,000,600
					9,199,978
U.S. Government Agencies - 30.2%
Federal Farm Credit Bank,
Bonds	0.64	1/11/17	3,750,000		3,747,679
Federal Farm Credit Bank,
Bonds	0.69	5/16/17	1,380,000		1,376,778
Federal Farm Credit Bank,
Bonds	1.10 10/15/18		6,500,000		6,485,986
Federal Farm Credit Bank,
Bonds	1.23	1/25/19	7,660,000		7,637,012
Federal Farm Credit Bank,
Bonds	1.25	3/4/19	2,775,000		2,771,318
Federal Farm Credit Bank,
Sr. Unscd. Bonds	1.29	6/14/19	3,050,000		3,045,733
Federal Home Loan Bank,
Bonds	5.38	5/15/19	650,000		729,564
Federal Home Loan Mortgage Corporation,
Notes	1.00	9/8/17	3,750,000	[b]	3,750,499
Federal Home Loan Mortgage Corporation,
Notes	1.00	9/28/17	3,105,000	[b]	3,105,251
Federal Home Loan Mortgage Corporation,
Notes	0.88	10/20/17	2,000,000	[b]	1,996,792
Federal Home Loan Mortgage Corporation,
Notes	1.30	5/24/19	2,000,000	[b]	1,996,518
Federal Home Loan Mortgage Corporation,
Notes, Ser. 3	1.30	2/26/19	1,825,000	[b]	1,818,715
Federal National Mortgage Association,
Bonds	1.27	2/26/19	1,710,000	[b]	1,710,067
Federal National Mortgage Association,
Notes	1.13	4/30/18	1,090,000	[b]	1,089,931
Federal National Mortgage Association,
Notes	1.75	6/8/18	2,230,000	[b]	2,230,038
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,810,000	[b]	1,803,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 30.2% (continued)
Federal National Mortgage Association,
Notes	1.50	10/23/19	4,400,000	[b]	4,399,173
Federal National Mortgage Association,
Notes	1.57	1/9/20	5,920,000	[b]	5,920,255
Federal National Mortgage Association,
Notes, Ser. 1	1.00	4/30/18	3,310,000	[b]	3,308,477
					58,923,648
U.S. Government Agencies/Mortgage-Backed - 33.3%
Federal Home Loan Mortgage Corporation:
REMIC, Ser. 3846, Cl. CK, 1.50%, 9/15/20			445,292	[b]	445,907
REMIC, Ser. 4020, Cl. PC, 1.75%, 3/15/27			1,668,688	[b]	1,672,121
2.00%, 5/1/23			1,137,718	[b]	1,158,387
REMIC, Ser. 4079, Cl. WA, 2.00%, 8/15/40			2,784,228	[b]	2,812,429
2.50%, 8/1/25			1,756,936	[b]	1,806,356
REMIC, Ser. 2012-94, Cl. E, 3.00%, 6/25/22			1,649,731	[b]	1,686,657
REMIC, Ser. 2663, Cl. BC, 4.00%, 8/15/18			1,602,345	[b]	1,637,841
REMIC, Ser. 3986, Cl. P, 4.00%, 3/15/39			354,655	[b]	357,892
REMIC, Ser. 2675, Cl. CK, 4.00%, 9/15/18			62,624	[b]	63,981
4.50%, 12/1/19-9/1/26			4,085,686	[b]	4,278,299
REMIC, Ser. 2495, Cl. UC, 5.00%, 7/15/32			3,408	[b]	3,448
Federal National Mortgage Association:
REMIC, Ser. 2012-78, Cl. KB, 1.75%, 11/25/20			3,922,582	[b]	3,932,372
2.00%, 12/1/22-5/1/25			8,851,210	[b]	8,982,145
REMIC, Ser. 2010-13, Cl. KA, 2.00%, 12/25/18			591,551	[b]	595,137
2.50%, 3/1/22-6/1/25			7,844,520	[b]	8,079,642
REMIC, Ser. 2013-138, Cl. BE, 2.50%, 1/25/29			2,513,021	[b]	2,552,913
REMIC, Ser. 2011-23, Cl. AB, 2.75%, 6/25/20			1,373,565	[b]	1,390,704
REMIC, Ser. 2009-111, Cl. JB, 3.00%, 4/25/39			6,074	[b]	6,072
4.50%, 11/1/22			3,320,159	[b]	3,451,585
REMIC, Ser. 2003-67, Cl. TJ, 4.75%, 7/25/18			329,460	[b]	336,452
5.00%, 2/1/22			1,191,059	[b]	1,226,728
REMIC, Ser. 2004-53, Cl. P, 5.50%, 7/25/33			11,390	[b]	11,388
Government National Mortgage Association I:
Ser. 2013-101, Cl. A, 0.51%, 5/16/35			3,395,222		3,335,031
Ser. 2013-73, Cl. A, 0.98%, 12/16/35			4,216,392		4,171,357
Ser. 2012-22, Cl. AB, 1.66%, 3/16/33			103,408		103,392
Ser. 2012-55, Cl. A, 1.70%, 8/16/33			3,484,657		3,490,502
Ser. 2013-105, Cl. A, 1.71%, 2/16/37			3,585,778		3,550,376
Ser. 2011-20, Cl. A, 1.88%, 4/16/32			1,515,835		1,515,495
Ser. 2011-49, Cl. A, 2.45%, 7/16/38			2,105,185		2,120,859
Ser. 2005-76, Cl. B, 4.89%, 10/16/38			44,201	[a]	44,175
Ser. 2003-48, Cl. C, 4.89%, 7/16/34			263,356		265,991
Government National Mortgage Association II;
Ser. 2010-101, Cl. NC, 2.50%, 11/20/36			26,471		26,546
					65,112,180
U.S. Government Securities - 30.9%
U.S. Treasury Notes	1.00	12/15/17	6,250,000	[c]	6,266,844
U.S. Treasury Notes	0.88	1/15/18	6,250,000		6,254,394
U.S. Treasury Notes	1.00	2/15/18	6,000,000		6,015,588
U.S. Treasury Notes	0.88	3/31/18	2,000,000		2,000,312
U.S. Treasury Notes	1.00	5/15/18	8,250,000		8,269,173
U.S. Treasury Notes	1.13	6/15/18	6,000,000	[c]	6,028,362
U.S. Treasury Notes	1.38	7/31/18	5,750,000	[c]	5,808,512
U.S. Treasury Notes	1.00	8/15/18	7,500,000		7,514,212
U.S. Treasury Notes	1.13	1/15/19	4,500,000	[c]	4,516,875

	Coupon	Maturity	Principal
Bonds and Notes - 99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Securities - 30.9% (continued)
U.S. Treasury Notes	0.88	4/15/19	7,750,000	7,719,728
				60,394,000
Total Bonds and Notes
(cost $194,387,923)				193,891,350
Other Investment - 1.2%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $2,282,404)			2,282,404 [d]	2,282,404
Total Investments (cost $196,670,327)			100.4%	196,173,754
Liabilities, Less Cash and Receivables			(0.4%)	(698,413)
Net Assets			100.0%	195,475,341

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—rate shown is the interest rate in effect at period end.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $18,355,447 and the value of the collateral held by the fund was $18,935,721, consisting of U.S. Government & Agency securities.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Agencies/Mortgage-Backed	63.5
U.S. Government Securities	30.9
Municipal Bonds	4.7
Money Market Investment	1.2
Commercial Mortgage-Backed	.1
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	261,544	-	261,544
Municipal Bonds†	-	9,199,978	-	9,199,978
Mutual Funds	2,282,404	-	-	2,282,404
U.S. Government
Agencies/Mortgage-Backed	-	124,035,828	-	128,035,828
U.S. Treasury	-	60,394,000	-	60,394,000

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized depreciation on investments was $496,573, consisting of $176,994 gross unrealized appreciation and $673,567 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .5%
Standard Motor Products	29,334		1,133,466
Thor Industries	12,126		788,190
			1,921,656
Banks - 12.4%
Ameris Bancorp	61,092		1,944,558
Bank of Hawaii	15,947	[a]	1,145,792
Boston Private Financial Holdings	46,332		583,320
Brookline Bancorp	59,985		697,626
Bryn Mawr Bank	15,270		446,495
Capital Bank Financial, Cl. A	15,948	[a]	491,836
Cardinal Financial	31,325		711,078
Central Pacific Financial	28,720		688,418
CoBiz Financial	30,170		381,651
Columbia Banking System	121,067		3,688,911
CVB Financial	50,730		890,312
FCB Financial Holdings, Cl. A	107,122	[b]	3,960,300
First Busey	29,008		643,688
First Horizon National	85,598		1,246,307
First Interstate BancSystem, Cl. A	67,022		1,941,627
First Midwest Bancorp	29,433		550,397
Fulton Financial	62,540		891,195
IBERIABANK	16,050		995,100
MB Financial	24,290		878,084
National Bank Holdings, Cl. A	83,195		1,767,894
Pinnacle Financial Partners	43,810		2,154,576
PrivateBancorp	26,522		1,176,251
Seacoast Banking	31,699	[b]	533,811
Simmons First National, Cl. A	19,244		913,705
South State	46,173		3,347,081
SVB Financial Group	47,192	[b]	5,200,558
Synovus Financial	54,547		1,754,777
Talmer Bancorp, Cl. A	129,979		2,591,781
UMB Financial	29,627	[a]	1,705,034
United Community Banks	44,592		897,637
Washington Trust Bancorp	13,327		510,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Banks - 12.4% (continued)
Webster Financial	46,714		1,829,320
			47,159,811
Capital Goods - 12.4%
AeroVironment	30,297	[b]	872,857
Altra Industrial Motion	82,733		2,237,100
American Woodmark	20,840	[b]	1,683,038
Apogee Enterprises	12,147		549,287
Astec Industries	18,334		977,936
Beacon Roofing Supply	48,927	[b]	2,111,200
Chart Industries	33,802	[b]	877,500
CIRCOR International	7,710		432,068
CLARCOR	71,489		4,239,298
Comfort Systems USA	19,109		611,488
Crane	34,475		1,978,865
Cubic	47,831		1,951,505
Curtiss-Wright	21,214		1,765,429
EMCOR Group	52,350		2,489,242
Encore Wire	38,918		1,517,413
EnerSys	16,040		964,325
Granite Construction	64,244		2,757,995
Kennametal	18,150		444,312
Landcadia Holdings	61,464		614,640
Lindsay	14,152	[a]	1,009,604
Lydall	44,108	[b]	1,669,929
Mercury Systems	112,583	[b]	2,392,389
MSC Industrial Direct, Cl. A	12,204		914,690
Proto Labs	2,500	[b]	164,500
Raven Industries	28,446		573,471
Simpson Manufacturing	100,350		3,970,849
SiteOne Landscape Supply	28,360		797,767
TASER International	81,539	[b]	1,824,027
Thermon Group Holdings	108,845	[b]	2,187,784
Trex	32,760	[b]	1,479,769
Watsco, Cl. A	8,022		1,076,793
			47,137,070
Commercial & Professional Services - 4.6%
Herman Miller	45,998		1,456,297
HNI	27,156		1,251,077
Huron Consulting Group	11,944	[b]	699,202
Interface	224,418		3,806,129

Common Stocks - 99.1% (continued)	Shares		Value ($)
Commercial & Professional Services - 4.6% (continued)
Knoll	51,366		1,274,904
Korn/Ferry International	88,137		2,542,752
McGrath RentCorp	22,634		645,748
Steelcase, Cl. A	103,753		1,655,898
TrueBlue	146,220	[b]	2,896,618
WageWorks	24,021	[b]	1,346,377
			17,575,002
Consumer Durables & Apparel - 3.2%
Cavco Industries	5,773	[b]	573,374
Deckers Outdoor	17,835	[a,b]	937,943
Ethan Allen Interiors	21,246		717,477
G-III Apparel Group	18,745	[b]	733,304
iRobot	22,846	[a,b]	879,571
Malibu Boats, Cl. A	53,041	[b]	721,358
Oxford Industries	14,088		892,757
Steven Madden	33,359	[b]	1,144,547
Universal Electronics	11,601	[b]	753,253
Vera Bradley	31,246	[a,b]	478,689
WCI Communities	149,502	[b]	2,572,929
William Lyon Homes, Cl. A	44,681	[a,b]	724,726
Wolverine World Wide	60,413		1,100,121
			12,230,049
Consumer Services - 1.8%
Belmond, Cl. A	74,904	[b]	712,337
Cheesecake Factory	27,383		1,365,590
Fogo De Chao	26,268		353,042
Houghton Mifflin Harcourt	122,903	[b]	2,113,932
Potbelly	72,675	[b]	960,763
Texas Roadhouse	33,577		1,504,585
			7,010,249
Diversified Financials - 3.6%
Cohen & Steers	20,124		776,585
FNFV Group	118,721	[b]	1,427,026
Green Dot, Cl. A	77,114	[b]	1,701,135
Investment Technology Group	63,542		1,171,714
Morningstar	8,514		718,837
Piper Jaffray	12,424	[b]	524,666
Raymond James Financial	50,625		2,838,544
SLM	657,221	[b]	4,515,108
			13,673,615

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Energy - 2.5%
Carrizo Oil & Gas	17,250	[b]	664,125
Cobalt International Energy	115,884		259,580
Energen	26,815		1,276,930
Geospace Technologies	24,173	[a,b]	418,918
Gulf Island Fabrication	12,080		83,594
Natural Gas Services Group	19,394	[b]	393,116
Oceaneering International	22,160		732,610
Oil States International	58,343	[b]	1,917,151
PDC Energy	35,378	[a,b]	2,053,693
RPC	80,911	[a]	1,193,437
Synergy Resources	90,518	[b]	546,729
			9,539,883
Exchange-Traded Funds - 1.2%
iShares Russell 2000 ETF	18,759	[a]	2,157,285
iShares Russell 2000 Growth ETF	14,680	[a]	2,022,610
iShares Russell 2000 Value ETF	4,275	[a]	414,119
			4,594,014
Food & Staples Retailing - .7%
Performance Food Group	56,402		1,400,462
United Natural Foods	33,906	[b]	1,263,338
			2,663,800
Food, Beverage & Tobacco - 1.0%
Boston Beer, Cl. A	5,730	[a,b]	890,442
Fresh Del Monte Produce	13,681		716,474
Hain Celestial Group	15,590	[b]	770,770
Snyder's-Lance	48,642		1,503,524
			3,881,210
Health Care Equipment & Services - 5.3%
Adeptus Health, Cl. A	10,387	[a,b]	742,671
Air Methods	24,932	[a,b]	844,447
Align Technology	19,315	[b]	1,522,601
Brookdale Senior Living	172,268	[b]	3,090,488
Globus Medical, Cl. A	112,705	[b]	2,731,969
ICU Medical	13,859	[b]	1,441,197
Integra LifeSciences Holdings	22,584	[b]	1,687,251
Invacare	19,553		209,217
LDR Holding	48,362	[b]	1,017,053
LifePoint Health	14,763	[b]	978,639
Meridian Bioscience	31,595		615,471
Natus Medical	15,920	[b]	514,694

Common Stocks - 99.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.3% (continued)
NxStage Medical	95,368	[b]	1,802,455
Omnicell	27,796	[b]	899,201
WellCare Health Plans	21,995	[b]	2,230,733
			20,328,087
Household & Personal Products - .7%
Inter Parfums	87,194		2,549,553
Insurance - 1.5%
First American Financial	14,885		569,202
Primerica	65,470	[a]	3,673,522
RLI	5,749		380,066
Safety Insurance Group	10,656		633,073
Selective Insurance Group	10,480		389,332
			5,645,195
Materials - 3.7%
Calgon Carbon	35,352		526,038
Carpenter Technology	14,180	[a]	454,327
Ferroglobe	79,092		721,319
Flotek Industries	116,475	[a,b]	1,369,746
Haynes International	12,778		368,262
Louisiana-Pacific	47,185	[b]	862,542
Methanex	116,485		3,834,686
New Gold	630,897	[b]	2,416,336
OMNOVA Solutions	204,231	[b]	1,407,152
Royal Gold	15,610	[a]	876,189
Yamana Gold	325,110		1,358,960
			14,195,557
Media - 3.8%
E.W. Scripps, Cl. A	90,510	[b]	1,525,999
Gray Television	61,676	[b]	729,010
IMAX	50,437	[b]	1,681,570
Media General	59,679	[b]	1,064,673
New York Times, Cl. A	73,873		893,125
Nexstar Broadcasting Group, Cl. A	59,949	[a]	3,190,486
Scholastic	17,090		667,365
Sinclair Broadcast Group, Cl. A	119,889	[a]	3,792,089
Time	64,275		1,020,044
			14,564,361
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
Cambrex	55,585	[b]	2,718,662
Cepheid	33,170	[b]	929,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.8% (continued)
Collegium Pharmaceutical	78,171		1,307,019
Flamel Technologies, ADR	207,432	[b]	2,207,076
Flexion Therapeutics	71,796	[b]	1,252,122
Foamix Pharmaceuticals	142,892	[a,b]	1,041,683
Galapagos, ADR	12,441		719,339
GW Pharmaceuticals, ADR	51,667	[b]	4,604,563
Halozyme Therapeutics	111,022	[b]	1,116,881
Ligand Pharmaceuticals, Cl. B	15,724	[a,b]	1,880,433
PAREXEL International	28,938	[b]	1,819,911
Radius Health	46,091	[a,b]	1,671,260
Retrophin	82,944	[a,b]	1,474,744
Revance Therapeutics	128,942	[a,b]	2,643,311
Sagent Pharmaceuticals	13,490	[b]	174,561
Sangamo BioSciences	160,073	[a,b]	1,104,504
Supernus Pharmaceuticals	31,970	[b]	623,735
TherapeuticsMD	686,140	[a,b]	6,134,092
			33,422,988
Real Estate - 4.1%
Agree Realty	6,406	[c]	272,703
American Assets Trust	26,355	[c]	1,054,464
CyrusOne	22,354	[c]	1,102,276
DuPont Fabros Technology	25,000	[c]	1,057,750
Education Realty Trust	16,888	[c]	722,638
EPR Properties	15,378	[c]	1,096,144
Equity Commonwealth	30,752	[b,c]	888,425
Healthcare Trust of America, Cl. A	35,808		1,080,685
Kite Realty Group Trust	10,311	[c]	277,057
LaSalle Hotel Properties	15,370	[c]	355,201
Pebblebrook Hotel Trust	50,972	[a,c]	1,285,514
Physicians Realty Trust	122,869	[c]	2,333,282
Potlatch	47,420	[c]	1,620,816
Retail Opportunity Investments	34,252	[c]	692,575
STORE Capital	61,809	[c]	1,577,984
			15,417,514
Retailing - 2.7%
Burlington Stores	23,726	[b]	1,432,101
Core-Mark Holding	20,179		1,727,726
Express	30,942	[b]	449,897
Guess?	23,621	[a]	372,503
Lithia Motors, Cl. A	35,542		2,926,528

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 2.7% (continued)
Ollie's Bargain Outlet Holdings	43,183	[a]	1,082,598
Restoration Hardware Holdings	11,860	[a,b]	394,464
The Children's Place	10,509		740,674
Urban Outfitters	37,208	[b]	1,061,544
Zumiez	14,946	[a,b]	222,396
			10,410,431
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries	20,640	[b]	787,829
Applied Micro Circuits	276,084	[b]	1,816,633
Brooks Automation	59,091		648,819
Inphi	52,845	[b]	1,648,236
MaxLinear, Cl. A	78,602	[b]	1,628,633
Mellanox Technologies	41,423	[b]	1,963,450
Microsemi	31,181	[b]	1,054,853
Nanometrics	24,086	[b]	448,481
Power Integrations	40,797		2,035,362
Semtech	37,463	[b]	881,879
Teradyne	61,689		1,222,059
Veeco Instruments	154,975	[b]	2,757,005
			16,893,239
Software & Services - 7.6%
Acxiom	38,089	[b]	806,725
Aspen Technology	18,460	[b]	703,695
CACI International, Cl. A	18,113	[b]	1,825,247
CommVault Systems	132,767	[b]	6,011,690
CoreLogic	76,196	[b]	2,839,825
CSG Systems International	15,937		677,482
Demandware	36,987	[b]	1,775,006
Gogo	159,204	[a,b]	1,789,453
HubSpot	44,148	[a,b]	2,108,508
Infoblox	96,191	[b]	1,809,353
LogMeIn	36,226	[b]	2,219,567
MicroStrategy, Cl. A	2,880	[b]	537,235
Monotype Imaging Holdings	21,466		512,608
NIC	31,410		623,489
Perficient	74,487	[b]	1,560,503
Proofpoint	20,491	[a,b]	1,201,182
Silver Spring Networks	38,429	[b]	501,498
SS&C Technologies Holdings	21,594		1,329,974
			28,833,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.6%
Ciena	165,538	[b]	2,890,293
Electronics For Imaging	19,414	[b]	850,916
Fabrinet	44,297	[b]	1,572,543
FARO Technologies	12,163	[b]	430,449
FEI	15,579		1,673,964
FLIR Systems	24,577		765,574
Ixia	38,778	[b]	393,984
Keysight Technologies	54,789	[b]	1,678,187
Littelfuse	4,874		558,219
Lumentum Holdings	54,947		1,392,357
Mentor Graphics	30,650		657,136
Methode Electronics	79,809		2,355,164
NETGEAR	30,864	[b]	1,388,880
Novanta	58,634	[b]	897,687
Plantronics	2,084		92,780
ScanSource	45,003	[b]	1,727,215
Sierra Wireless	104,556	[a,b]	2,067,072
Tech Data	15,854	[a,b]	1,198,087
Universal Display	57,470	[b]	3,859,110
Viavi Solutions	250,036	[b]	1,707,746
Vishay Intertechnology	62,839	[a]	814,393
			28,971,756
Transportation - 3.3%
ArcBest	41,302		711,633
Avis Budget Group	139,750	[b]	4,192,500
Kirby	31,052	[b]	2,176,124
Knight Transportation	150,792		3,938,687
Marten Transport	33,336		660,720
Werner Enterprises	39,196		975,588
			12,655,252
Utilities - 1.7%
American States Water	10,930		426,926
California Water Service Group	27,935		814,305
Chesapeake Utilities	14,158		816,775
Hawaiian Electric Industries	37,817		1,241,532
Portland General Electric	36,079		1,485,733
Vectren	16,730		831,146
WGL Holdings	15,069		982,951
			6,599,368
Total Common Stocks (cost $333,637,035)			377,872,700

Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,227,048)	3,227,048 [d]	3,227,048
Investment of Cash Collateral for Securities Loaned - 8.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $33,515,929)	33,515,929 [d]	33,515,929
Total Investments (cost $370,380,012)	108.7%	414,615,677
Liabilities, Less Cash and Receivables	(8.7%)	(33,281,236)
Net Assets	100.0%	381,334,441

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $42,412,429 and the value of the collateral held by the fund was $43,104,464, consisting of cash collateral of $33,515,929 and U.S. Government & Agency securities valued at $9,588,535.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.4
Capital Goods	12.4
Money Market Investments	9.6
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Software & Services	7.6
Technology Hardware & Equipment	7.6
Health Care Equipment & Services	5.3
Commercial & Professional Services	4.6
Semiconductors & Semiconductor Equipment	4.4
Real Estate	4.1
Media	3.8
Materials	3.7
Diversified Financials	3.6
Transportation	3.3
Consumer Durables & Apparel	3.2
Retailing	2.7
Energy	2.5
Consumer Services	1.8
Utilities	1.7
Insurance	1.5
Exchange-Traded Funds	1.2
Food, Beverage & Tobacco	1.0
Food & Staples Retailing	.7
Household & Personal Products	.7
Automobiles & Components	.5
108.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	350,341,202	-	-	350,341,202
Equity Securities—
Foreign Common
Stocks†	22,937,484	-	-	22,937,484
Exchange-Traded Funds	4,594,014	-	-	4,594,014
Mutual Funds	36,742,977	-	-	36,742,977

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $44,235,665, consisting of $56,934,664 gross unrealized appreciation and $12,698,999 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small-Mid Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Automobiles & Components - .3%
Gentex	25,181		417,501
Standard Motor Products	13,639		527,011
			944,512
Banks - 6.0%
Bank of Hawaii	8,810	[a]	632,998
Boston Private Financial Holdings	22,564		284,081
Columbia Banking System	48,112		1,465,973
Comerica	3,060		144,126
First Republic Bank	67,619		4,896,292
National Bank Holdings, Cl. A	38,821		824,946
Pinnacle Financial Partners	31,196		1,534,219
PrivateBancorp	12,284		544,795
SVB Financial Group	28,117	[b]	3,098,493
Synovus Financial	14,292		459,774
Talmer Bancorp, Cl. A	36,027		718,378
UMB Financial	7,538		433,812
Webster Financial	77,104		3,019,393
			18,057,280
Capital Goods - 8.4%
AGCO	44,941	[a]	2,333,786
Allegion	12,010		812,356
Allison Transmission Holdings	20,545		577,109
Altra Industrial Motion	26,393		713,667
Beacon Roofing Supply	22,937	[b]	989,732
BWX Technologies	11,495		404,279
Carlisle	19,799		2,055,532
CLARCOR	27,390		1,624,227
Crane	16,197		929,708
Cubic	22,421		914,777
Curtiss-Wright	10,078		838,691
EMCOR Group	12,720		604,836
EnerSys	6,038		363,005
Granite Construction	25,932		1,113,261
HD Supply Holdings	64,987	[b]	2,294,041
Hubbell	21,259		2,259,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Capital Goods - 8.4% (continued)
Ingersoll-Rand	7,144		477,291
Lydall	20,822	[b]	788,321
MSC Industrial Direct, Cl. A	5,653		423,692
Nordson	6,220		541,016
Proto Labs	1,862	[b]	122,520
Regal Beloit	13,795		788,108
Snap-on	6,551		1,060,083
Textron	15,862		603,708
Timken	9,643		320,630
Trex	15,191	[b]	686,177
Watsco, Cl. A	3,742		502,289
			25,142,036
Commercial & Professional Services - 3.5%
Clean Harbors	40,655	[b]	2,093,326
Copart	15,211	[b]	753,097
Herman Miller	26,753		847,000
Huron Consulting Group	8,568	[b]	501,571
Interface	89,645		1,520,379
Korn/Ferry International	41,174		1,187,870
Steelcase, Cl. A	72,027		1,149,551
TrueBlue	122,722	[b]	2,431,123
			10,483,917
Consumer Durables & Apparel - 1.8%
American Woodmark	9,775	[b]	789,429
Deckers Outdoor	3,822	[a,b]	200,999
G-III Apparel Group	8,751	[b]	342,339
Kate Spade & Company	16,767	[b]	366,527
Malibu Boats, Cl. A	24,662	[b]	335,403
Newell Rubbermaid	12,790		609,955
PVH	16,516		1,549,201
Steven Madden	15,450	[b]	530,090
Wolverine World Wide	28,280		514,979
			5,238,922
Consumer Services - 3.2%
Cheesecake Factory	44,289		2,208,692
Grand Canyon Education	49,286	[b]	2,058,183
Houghton Mifflin Harcourt	99,148	[b]	1,705,346
Panera Bread, Cl. A	3,048	[b]	667,969
Service Corporation International	86,575		2,372,155

Common Stocks - 98.3% (continued)	Shares		Value ($)
Consumer Services - 3.2% (continued)
Texas Roadhouse	15,980		716,064
			9,728,409
Diversified Financials - 6.4%
CBOE Holdings	7,305		464,963
E*TRADE Financial	166,633	[b]	4,647,394
FNFV Group	70,230	[b]	844,165
Intercontinental Exchange	6,760		1,832,771
Leucadia National	211,673		3,831,281
Novanta	27,154	[b]	415,728
Raymond James Financial	58,945		3,305,046
SLM	486,575	[b]	3,342,770
WageWorks	11,195	[b]	627,480
			19,311,598
Energy - 3.5%
Cheniere Energy	38,996	[a,b]	1,252,941
Cheniere Energy Partners LP Holdings	57,115		1,139,444
Dril-Quip	30,408	[a,b]	1,855,800
Energen	9,983		475,390
Flotek Industries	54,333	[a,b]	638,956
FMC Technologies	19,680	[b]	535,886
Gulfport Energy	21,993	[b]	676,065
Oceaneering International	9,482		313,475
Oil States International	22,598	[b]	742,570
PDC Energy	10,882	[a,b]	631,700
RPC	161,822	[a,b]	2,386,874
			10,649,101
Exchange-Traded Funds - 1.6%
iShares Russell 2000 ETF	10,663	[a]	1,226,245
iShares Russell 2000 Growth ETF	3,292	[a]	453,572
iShares Russell 2000 Value ETF	25,860	[a]	2,505,058
iShares Russell Mid-Cap Growth ETF	5,537		518,263
			4,703,138
Food & Staples Retailing - 1.5%
Casey's General Stores	28,133		3,381,868
Performance Food Group	26,626		661,124
United Natural Foods	13,660	[b]	508,972
			4,551,964
Food, Beverage & Tobacco - 1.4%
Boston Beer, Cl. A	10,947	[a,b]	1,701,164
Hain Celestial Group	6,447	[b]	318,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.4% (continued)
Molson Coors Brewing, Cl. B	8,813		874,073
Snyder's-Lance	23,022	[a]	711,610
WhiteWave Foods, Cl. A	9,571	[b]	427,345
			4,032,932
Health Care Equipment & Services - 7.8%
Adeptus Health, Cl. A	7,842	[a,b]	560,703
Air Methods	55,249	[a,b]	1,871,284
Align Technology	19,908	[b]	1,569,348
Amedisys	4,172	[b]	212,230
athenahealth	4,081	[a,b]	517,756
Boston Scientific	48,028	[b]	1,090,716
Brookdale Senior Living	162,354	[b]	2,912,631
Centene	13,620	[b]	849,207
Cooper	4,296		699,432
DENTSPLY SIRONA	11,848		736,472
Globus Medical, Cl. A	70,492	[b]	1,708,726
ICU Medical	6,538	[b]	679,887
Integra LifeSciences Holdings	10,531	[b]	786,771
Laboratory Corporation of America Holdings	6,413	[b]	820,543
LDR Holding	22,540	[b]	474,016
LifePoint Health	5,876	[b]	389,520
MEDNAX	44,356	[b]	3,036,168
NxStage Medical	44,257	[b]	836,457
Universal Health Services, Cl. B	13,950		1,881,297
VCA	12,124	[b]	787,211
WellCare Health Plans	11,441	[b]	1,160,346
			23,580,721
Household & Personal Products - .4%
Inter Parfums	41,007		1,199,045
Insurance - 2.3%
Assurant	27,697		2,420,441
First American Financial	9,020		344,925
FNF Group	64,871		2,267,241
Primerica	31,579	[a]	1,771,898
The Hanover Insurance Group	2,561		221,987
			7,026,492
Materials - 4.1%
Compass Minerals International	29,956	[a]	2,335,070
Ferroglobe	36,678		334,503
Louisiana-Pacific	15,005	[b]	274,291

Common Stocks - 98.3% (continued)	Shares		Value ($)
Materials - 4.1% (continued)
Methanex	100,488		3,308,065
Mosaic	106,440		2,685,481
New Gold	346,137	[b]	1,325,705
Royal Gold	4,667	[a]	261,959
Scotts Miracle-Gro, Cl. A	11,113		772,353
Yamana Gold	245,277		1,025,258
			12,322,685
Media - 2.7%
E.W. Scripps, Cl. A	21,746	[a,b]	366,638
IMAX	40,637	[b]	1,354,838
Media General	43,349	[b]	773,346
New York Times, Cl. A	35,745		432,157
Nexstar Broadcasting Group, Cl. A	33,509	[a]	1,783,349
Sinclair Broadcast Group, Cl. A	106,058		3,354,615
			8,064,943
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Akorn	54,853	[a,b]	1,639,556
Alkermes	13,822	[b]	641,479
Cambrex	55,069	[b]	2,693,425
Cepheid	15,488	[b]	433,819
Collegium Pharmaceutical	36,465		609,695
Flexion Therapeutics	19,400	[b]	338,336
Foamix Pharmaceuticals	67,282	[a,b]	490,486
Galapagos, ADR	5,776		333,968
GW Pharmaceuticals, ADR	37,517	[b]	3,343,515
Halozyme Therapeutics	51,521	[b]	518,301
Jazz Pharmaceuticals	4,338	[b]	657,467
Ligand Pharmaceuticals, Cl. B	7,335	[a,b]	877,193
Myriad Genetics	4,556	[a,b]	154,403
PAREXEL International	13,429	[b]	844,550
Radius Health	21,608	[a,b]	783,506
Retrophin	39,156	[a,b]	696,194
TherapeuticsMD	292,433	[a,b]	2,614,351
			17,670,244
Real Estate - 4.6%
CyrusOne	10,732	[c]	529,195
DuPont Fabros Technology	11,588	[c]	490,288
Empire State Realty Trust, Cl. A	14,024	[c]	265,755
EPR Properties	39,565	[c]	2,820,193
Equinix	1,105	[c]	400,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Real Estate - 4.6% (continued)
Equity Commonwealth	17,295	[b,c]	499,653
Extra Space Storage	6,591	[c]	612,765
Healthcare Trust of America, Cl. A	74,966		2,262,474
Kite Realty Group Trust	5,816	[c]	156,276
National Retail Properties	47,477	[c]	2,152,132
Pebblebrook Hotel Trust	54,590	[c]	1,376,760
Physicians Realty Trust	38,807	[c]	736,945
Potlatch	22,126	[c]	756,267
STORE Capital	29,363	[c]	749,637
			13,808,350
Retailing - 5.3%
Burlington Stores	11,058	[b]	667,461
Core-Mark Holding	9,446		808,767
Dick's Sporting Goods	46,393		1,990,260
Expedia	7,526		837,192
Guess?	16,383	[a]	258,360
Liberty Interactive, Cl. A	34,171	[b]	921,934
Lithia Motors, Cl. A	28,375		2,336,397
LKQ	67,919	[b]	2,246,081
Ollie's Bargain Outlet Holdings	20,152	[a]	505,211
Sally Beauty Holdings	30,999	[b]	890,291
SiteOne Landscape Supply	13,143		369,713
Staples	259,456		2,283,213
Ulta Salon Cosmetics & Fragrance	1,810	[b]	421,748
Urban Outfitters	9,028	[b]	257,569
Williams-Sonoma	21,093	[a]	1,118,773
			15,912,970
Semiconductors & Semiconductor Equipment - 3.4%
First Solar	6,795	[b]	337,372
Inphi	16,163	[b]	504,124
Maxim Integrated Products	31,563		1,198,131
MaxLinear, Cl. A	36,663	[b]	759,657
Mellanox Technologies	33,665	[b]	1,595,721
Microsemi	16,459	[b]	556,808
Power Integrations	19,044		950,105
Semtech	14,923	[b]	351,287
Skyworks Solutions	6,713		448,160
Teradyne	20,168		399,528
United Microelectronics, ADR	867,562		1,631,017

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.4% (continued)
Veeco Instruments	77,912	[b]	1,386,054
			10,117,964
Software & Services - 9.0%
Acxiom	14,319	[b]	303,276
Akamai Technologies	9,919	[b]	541,379
Amdocs	42,625		2,471,824
ANSYS	4,483	[b]	399,435
Aspen Technology	33,317	[b]	1,270,044
Booz Allen Hamilton Holdings	29,851		873,739
Broadridge Financial Solutions	18,153		1,165,241
CACI International, Cl. A	8,593	[b]	865,917
CommVault Systems	77,306	[b]	3,500,416
CoreLogic	110,567	[b]	4,120,832
Demandware	17,253	[b]	827,971
Fidelity National Information Services	11,209		832,492
HubSpot	20,710	[a,b]	989,110
Intuit	5,634		600,922
Jack Henry & Associates	27,610		2,331,112
LogMeIn	16,884	[b]	1,034,483
MicroStrategy, Cl. A	906	[b]	169,005
Paychex	10,466		567,467
Perficient	35,108	[b]	735,513
Proofpoint	9,563	[a,b]	560,583
PTC	9,878	[b]	353,040
Science Applications International	12,006		655,167
Splunk	17,373	[a,b]	998,079
SS&C Technologies Holdings	10,148		625,015
WebMD Health	4,186	[b]	275,230
			27,067,292
Technology Hardware & Equipment - 8.9%
Amphenol, Cl. A	14,242		836,290
Ciena	135,138	[b]	2,359,509
Electronics For Imaging	8,599	[b]	376,894
F5 Networks	1,633	[b]	179,957
Fabrinet	16,768	[b]	595,264
FEI	20,098		2,159,530
FLIR Systems	102,442		3,191,068
Ingram Micro, Cl. A	22,736		787,348
IPG Photonics	25,667	[b]	2,217,115
Keysight Technologies	63,085	[b]	1,932,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 8.9% (continued)
Lumentum Holdings	45,180		1,144,861
Mercury Systems	52,537	[b]	1,116,411
Methode Electronics	57,555		1,698,448
National Instruments	74,804		2,137,150
ScanSource	32,716	[b]	1,255,640
Trimble Navigation	28,133	[b]	719,642
Universal Display	43,302	[b]	2,907,729
Viavi Solutions	122,831	[b]	838,936
Vishay Intertechnology	30,287	[a]	392,520
			26,846,606
Telecommunication Services - .2%
NETGEAR	14,325	[b]	644,625
Transportation - 4.8%
Avis Budget Group	105,182	[b]	3,155,460
CH Robinson Worldwide	9,117		683,593
J.B. Hunt Transport Services	8,062		666,889
Kirby	47,816	[b]	3,350,945
Knight Transportation	167,971		4,387,403
Ryder System	32,154		2,238,561
			14,482,851
Utilities - 1.3%
Atmos Energy	8,626		628,835
Calpine	102,708	[b]	1,520,078
CMS Energy	14,528		607,561
NiSource	27,812		663,594
Portland General Electric	14,271		587,680
			4,007,748
Total Common Stocks (cost $263,673,637)			295,596,345
Other Investment - 1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,008,497)	4,008,497	[d]	4,008,497
investment of cash collateral for securities loaned - 7.4%
registered investment company;
dreyfus institutional cash advantage fund
(cost $22,122,116)	22,122,116	[d]	22,122,116
total investments (cost $289,804,250)	107.0%		321,726,958
Liabilities, Less Cash and Receivables	(7.0%)		(20,928,047)
Net Assets	100.0%		300,798,911

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $30,888,770 and the value of the collateral held by the fund was $32,184,778, consisting of cash collateral of $22,122,116 and U.S. Government & Agency securities valued at $10,062,662.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	9.0
Technology Hardware & Equipment	8.9
Money Market Investments	8.7
Capital Goods	8.4
Health Care Equipment & Services	7.8
Diversified Financials	6.4
Banks	6.0
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Retailing	5.3
Transportation	4.8
Real Estate	4.6
Materials	4.1
Commercial & Professional Services	3.5
Energy	3.5
Semiconductors & Semiconductor Equipment	3.4
Consumer Services	3.2
Media	2.7
Insurance	2.3
Consumer Durables & Apparel	1.8
Exchange-Traded Funds	1.6
Food & Staples Retailing	1.5
Food, Beverage & Tobacco	1.4
Utilities	1.3
Household & Personal Products	.4
Automobiles & Components	.3
Telecommunication Services	.2
107.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Small-Mid Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	277,150,588	-	-	277,150,588
Equity Securities—
Domestic Common
Stocks†	13,742,619	-	-	13,742,619
Exchange-Traded Funds	4,703,138	-	-	4,703,138
Mutual Funds	26,130,613	-	-	26,130,613

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $31,922,708, consisting of $40,422,555 gross unrealized appreciation and $8,499,847 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

Common Stocks - 65.3%	Shares		Value ($)
Automobiles & Components - .3%
BorgWarner	2,295		78,099
Delphi Automotive	655		44,514
Ford Motor	26,738		360,696
General Motors	2,080		65,062
Harley-Davidson	3,074	[a]	142,603
Johnson Controls	9,299		410,551
			1,101,525
Banks - 2.8%
Bank of America	220,149		3,256,004
BB&T	10,767		391,596
Citigroup	16,595		772,829
Citizens Financial Group	8,195		192,992
Fifth Third Bancorp	3,234		61,026
JPMorgan Chase & Co.	29,499		1,925,400
KeyCorp	12,445		159,545
M&T Bank	630		75,285
PNC Financial Services Group	7,076		635,000
SunTrust Banks	1,700		74,494
U.S. Bancorp	8,742		374,332
Wells Fargo & Co.	41,667		2,113,350
Zions Bancorporation	2,665		74,673
			10,106,526
Capital Goods - 5.8%
3M	19,259		3,241,675
Allegion	2,996		202,649
Boeing	5,995		756,269
Caterpillar	4,600		333,546
Danaher	4,112		404,456
Deere & Co.	1,466	[a]	120,637
Donaldson	8,320	[a]	278,803
Dover	5,199		347,033
Eaton	41,301		2,545,381
Emerson Electric	6,630		344,893
Fastenal	7,460	[a]	343,384
Flowserve	9,980	[a]	480,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 65.3% (continued)	Shares		Value ($)
Capital Goods - 5.8% (continued)
General Dynamics	2,421		343,467
General Electric	76,355		2,308,212
Honeywell International	26,450		3,010,803
Illinois Tool Works	19,770		2,096,213
Ingersoll-Rand	7,050		471,010
Lockheed Martin	1,964		463,956
MSC Industrial Direct, Cl. A	3,167		237,367
Northrop Grumman	1,146		243,720
Parker-Hannifin	612		70,282
Raytheon	4,495		582,867
Rockwell Collins	2,683		237,177
Stanley Black & Decker	653		73,907
Toro	4,005		357,687
United Rentals	875	[b]	60,961
United Technologies	3,444		346,398
W.W. Grainger	1,588	[a]	362,620
Xylem	2,698		120,493
			20,786,203
Commercial & Professional Services - .2%
Robert Half International	3,145		130,801
Tyco International	1,194		50,888
Waste Management	7,974		486,015
			667,704
Consumer Durables & Apparel - .6%
Leggett & Platt	5,590		280,953
Lennar, Cl. A	6,550	[a]	298,483
Mattel	2,120		67,586
NIKE, Cl. B	22,200		1,225,884
VF	4,760		296,643
			2,169,549
Consumer Services - .9%
Carnival	2,398		114,481
Chipotle Mexican Grill	500	[a,b]	220,980
Interval Leisure Group	328		4,703
McDonald's	8,601		1,049,838
Starbucks	24,118		1,323,837
Starwood Hotels & Resorts Worldwide	760	[c]	55,807
Wyndham Worldwide	2,925	[a]	197,116
Wynn Resorts	1,425		137,056

Common Stocks - 65.3% (continued)	Shares		Value ($)
Consumer Services - .9% (continued)
Yum! Brands	3,597		295,278
			3,399,096
Diversified Financials - 4.1%
American Express	1,989		130,797
Ameriprise Financial	3,382		343,848
Berkshire Hathaway, Cl. B	13,992	[b]	1,966,436
BlackRock	863		314,003
Capital One Financial	38,018		2,784,438
Charles Schwab	12,266		375,094
CME Group	5,075		496,792
Discover Financial Services	5,797		329,328
Goldman Sachs Group	2,240		357,235
H&R Block	2,640		56,390
Intercontinental Exchange	13,049		3,537,845
Invesco	76,395		2,398,803
Legg Mason	4,320		149,040
Moody's	720		71,021
Morgan Stanley	6,300		172,431
Navient	11,370		155,883
S&P Global	2,118		236,814
State Street	7,726		487,202
Synchrony Financial	4,290	[b]	133,848
T. Rowe Price Group	561		43,231
			14,540,479
Energy - 4.6%
Anadarko Petroleum	4,930		255,670
Apache	4,635		264,844
Baker Hughes	4,240		196,651
Cabot Oil & Gas	8,255		197,872
California Resources	275		418
Chevron	11,639		1,175,539
Cimarex Energy	937		108,954
Columbia Pipeline Group	5,430		138,682
ConocoPhillips	1,731		75,800
Devon Energy	6,515		235,126
Diamond Offshore Drilling	5,190	[a]	134,006
EOG Resources	10,552		858,511
EQT	1,305		95,591
Exxon Mobil	29,314		2,609,532
FMC Technologies	4,110	[b]	111,915

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 65.3% (continued)	Shares		Value ($)
Energy - 4.6% (continued)
Halliburton	53,513		2,257,178
Helmerich & Payne	3,515	[a]	214,942
Hess	3,865		231,629
Kinder Morgan	17,825		322,276
Marathon Oil	18,115		236,763
Marathon Petroleum	46,841		1,631,472
Murphy Oil	5,865	[a]	181,287
Newfield Exploration	3,080	[b]	125,572
Occidental Petroleum	5,449		411,073
ONEOK	1,650		71,363
Phillips 66	5,038	[a]	404,854
Pioneer Natural Resources	1,008		161,603
Range Resources	2,505	[a]	106,688
Schlumberger	11,997		915,371
Southwestern Energy	6,220	[a,b]	85,027
Spectra Energy	5,537		176,409
Tesoro	2,130		166,310
Transocean	11,585	[a]	113,417
Valero Energy	43,358		2,371,683
Williams	94		2,083
			16,646,111
Food & Staples Retailing - 1.0%
Costco Wholesale	4,295		638,967
CVS Health	11,301		1,089,981
Kroger	14,332		512,512
Sysco	1,650		79,381
Walgreens Boots Alliance	7,587		587,234
Wal-Mart Stores	8,317		588,677
			3,496,752
Food, Beverage & Tobacco - 4.4%
Altria Group	15,089		960,264
Archer-Daniels-Midland	6,445		275,653
Coca-Cola	27,685		1,234,751
Constellation Brands, Cl. A	17,033		2,608,604
General Mills	6,450		404,931
Hershey	1,576		146,332
Kraft Heinz	4,451		370,279
McCormick & Co.	3,022		293,346
Mead Johnson Nutrition	1,047		86,147
Molson Coors Brewing, Cl. B	4,480		444,326

Common Stocks - 65.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 4.4% (continued)
Mondelez International, Cl. A	19,035		846,867
Monster Beverage	755	[b]	113,250
PepsiCo	39,736		4,020,091
Philip Morris International	35,019		3,455,675
Reynolds American	6,818		338,855
Tyson Foods, Cl. A	1,390		88,654
			15,688,025
Health Care Equipment & Services - 3.3%
Abbott Laboratories	6,843		271,188
Aetna	20,413		2,311,364
AmerisourceBergen	2,496		187,150
Anthem	2,774		366,612
Baxter International	1,585	[a]	68,409
Becton Dickinson & Co.	3,380		562,601
Boston Scientific	21,064	[b]	478,363
C.R. Bard	4,481		981,518
Cardinal Health	1,135		89,608
Cerner	5,920	[b]	329,211
Cigna	2,998		384,074
Express Scripts Holding	5,628	[b]	425,195
Humana	2,671		460,774
Intuitive Surgical	1,143	[b]	725,474
McKesson	2,139		391,736
Medtronic	8,775		706,212
ResMed	9,007	[a]	531,953
St. Jude Medical	2,716		212,826
Stryker	5,231		581,478
UnitedHealth Group	9,693		1,295,663
Varian Medical Systems	3,569	[a,b]	295,478
			11,656,887
Household & Personal Products - 1.1%
Clorox	2,630		338,060
Colgate-Palmolive	11,848		834,218
Estee Lauder, Cl. A	5,325		488,728
Kimberly-Clark	4,350		552,624
Procter & Gamble	19,686		1,595,353
			3,808,983
Insurance - 1.9%
Aflac	1,080		75,017
Allstate	5,750		388,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 65.3% (continued)	Shares		Value ($)
Insurance - 1.9% (continued)
American International Group	14,635		847,074
Aon	4,891		534,440
Chubb	1,356		171,683
Cincinnati Financial	1,410		97,431
Hartford Financial Services Group	67,045		3,028,423
Lincoln National	2,076		95,185
Marsh & McLennan Cos.	7,356		486,011
MetLife	6,757		307,781
Prudential Financial	1,076		85,273
Travelers	4,791		546,845
			6,663,345
Materials - 2.3%
Air Products & Chemicals	3,487		497,386
Alcoa	14,925		138,355
CF Industries Holdings	2,460		68,044
Dow Chemical	53,386		2,741,905
E.I. du Pont de Nemours & Co.	8,041		525,962
Ecolab	2,980		349,375
FMC	5,880		279,241
Freeport-McMoRan	25,405		281,487
International Flavors & Fragrances	2,310		297,990
International Paper	2,004		84,489
LyondellBasell Industries, Cl. A	3,266		265,722
Monsanto	7,141		803,148
Mosaic	3,850	[a]	97,135
Newmont Mining	6,295		204,021
Nucor	1,060		51,421
Owens-Illinois	3,930	[b]	74,277
PPG Industries	4,666		502,435
Praxair	3,437		377,589
Sherwin-Williams	1,290		375,506
Vulcan Materials	3,429		400,336
			8,415,824
Media - 2.8%
CBS, Cl. B	1,149		63,425
Charter Communications, Cl. A	1,804	[b]	394,908
Comcast, Cl. A	75,871		4,802,634
Discovery Communications, Cl. A	1,955	[b]	54,447
Omnicom Group	820		68,331
Time Warner	37,592		2,844,211

Common Stocks - 65.3% (continued)	Shares		Value ($)
Media - 2.8% (continued)
Twenty-First Century Fox, Cl. A	4,796		138,508
Walt Disney	18,040		1,789,929
			10,156,393
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
AbbVie	12,108		761,956
Agilent Technologies	49,550		2,273,849
Alexion Pharmaceuticals	1,150	[b]	173,535
Allergan	13,360	[b]	3,149,620
Amgen	6,369		1,005,984
Baxalta	2,915		131,845
Biogen	2,909	[b]	842,825
Bristol-Myers Squibb	17,152		1,229,798
Celgene	11,381	[b]	1,200,923
Eli Lilly & Co.	9,686		726,741
Endo International	1,170	[b]	18,498
Gilead Sciences	17,306		1,506,660
Illumina	528	[b]	76,470
Johnson & Johnson	53,211		5,996,348
Mallinckrodt	646	[b]	40,931
Merck & Co.	19,251		1,083,061
Mettler-Toledo International	940	[b]	352,801
Mylan	1,890	[b]	81,913
Perrigo	354		33,927
Pfizer	44,543		1,545,642
Regeneron Pharmaceuticals	252	[b]	100,530
Thermo Fisher Scientific	4,740		719,390
			23,053,247
Real Estate - 1.1%
American Tower	2,360	[c]	249,641
AvalonBay Communities	2,636	[c]	474,164
Crown Castle International	2,870	[c]	260,625
Equinix	373	[c]	135,026
Equity Residential	6,437	[c]	445,505
General Growth Properties	10,720	[c]	288,046
Iron Mountain	7,405	[c]	272,060
Kimco Realty	13,000	[c]	366,340
Macerich	1,470	[c]	112,190
Public Storage	61	[c]	15,476
Simon Property Group	1,672	[c]	330,454
SL Green Realty	2,005	[c]	203,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 65.3% (continued)	Shares		Value ($)
Real Estate - 1.1% (continued)
Ventas	3,150	[c]	208,939
Weyerhaeuser	14,470	[c]	455,805
			3,817,498
Retailing - 3.9%
Amazon.com	6,617	[b]	4,782,701
Dollar Tree	5,134	[b]	464,832
eBay	2,742	[b]	67,069
Genuine Parts	949		91,977
Home Depot	11,673		1,542,237
Kohl's	1,095		39,464
L Brands	2,529	[a]	173,363
Lowe's	38,847		3,112,810
Macy's	1,854		61,571
Netflix	3,234	[a,b]	331,711
Nordstrom	3,550	[a]	134,829
O'Reilly Automotive	1,734	[b]	458,522
Priceline Group	503	[b]	635,958
Ross Stores	4,413		235,654
Target	1,870		128,619
The TJX Companies	16,517		1,257,274
Tractor Supply	3,806		365,757
			13,884,348
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices	1,503		87,925
Applied Materials	5,935		144,933
Broadcom	22,510		3,474,644
Intel	40,102		1,266,822
Lam Research	4,510	[a]	373,473
Micron Technology	6,870	[b]	87,386
NVIDIA	13,595	[a]	635,158
NXP Semiconductors	24,230	[b]	2,289,493
QUALCOMM	6,347		348,577
Texas Instruments	12,854		778,952
Xilinx	1,834		86,913
			9,574,276
Software & Services - 8.6%
Accenture, Cl. A	5,305		631,136
Adobe Systems	34,422	[b]	3,423,956
Alphabet, Cl. A	2,687	[b]	2,012,160
Alphabet, Cl. C	2,688	[b]	1,977,615

Common Stocks - 65.3% (continued)	Shares		Value ($)
Software & Services - 8.6% (continued)
Autodesk	3,025	[b]	176,267
Automatic Data Processing	10,122		889,116
Cognizant Technology Solutions, Cl. A	10,632	[b]	653,230
Facebook, Cl. A	49,895	[b]	5,928,025
Fiserv	4,532	[b]	477,356
International Business Machines	4,857		746,715
Intuit	2,117		225,799
Jack Henry & Associates	4,480		378,246
MasterCard, Cl. A	14,383		1,379,330
Microsoft	74,718		3,960,054
Oracle	26,000		1,045,200
Paychex	15,194		823,819
PayPal Holdings	3,322		125,538
salesforce.com	47,328	[b]	3,961,827
Visa, Cl. A	18,845		1,487,624
Western Union	4,157		80,854
Yahoo!	15,247	[b]	578,471
			30,962,338
Technology Hardware & Equipment - 3.1%
Amphenol, Cl. A	12,654		743,043
Apple	45,549		4,548,523
Cisco Systems	60,537		1,758,600
Corning	16,020		334,658
EMC	5,402		150,986
Hewlett Packard Enterprise	21,518		397,437
HP	20,128		269,313
IPG Photonics	2,070	[b]	178,807
Motorola Solutions	878		60,819
NetApp	2,965		75,696
Palo Alto Networks	17,995	[b]	2,347,628
Seagate Technology	2,930	[a]	66,101
Western Digital	1,496	[a]	69,645
			11,001,256
Telecommunication Services - 1.1%
AT&T	41,738		1,634,043
CenturyLink	13,250	[a]	359,340
Frontier Communications	36,960	[a]	191,083
TE Connectivity	3,710		222,600
Verizon Communications	28,600		1,455,740
			3,862,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 65.3% (continued)	Shares		Value ($)
Transportation - .9%
CH Robinson Worldwide	1,155		86,602
CSX	7,713		203,855
Delta Air Lines	3,995		173,623
Expeditors International of Washington	7,370		357,813
FedEx	2,909		479,898
Kansas City Southern	1,865		173,631
Norfolk Southern	1,862		156,520
Ryder System	1,780		123,924
Southwest Airlines	11,105		471,740
Union Pacific	7,606		640,349
United Parcel Service, Cl. B	3,923		404,422
			3,272,377
Utilities - 1.4%
AES	11,440		126,870
AGL Resources	1,550		101,990
American Electric Power	2,915		188,688
CenterPoint Energy	12,855		289,623
CMS Energy	8,781		367,221
Dominion Resources	4,433		320,284
DTE Energy	660		59,849
Duke Energy	2,761		215,993
Eversource Energy	7,290		402,700
Exelon	9,445		323,680
NextEra Energy	5,805		697,297
NiSource	10,190		243,133
NRG Energy	7,975		130,630
Pinnacle West Capital	4,130		303,927
SCANA	1,735		121,294
Sempra Energy	4,585		491,145
Southern	1,708		84,444
Xcel Energy	10,635		439,970
			4,908,738
Total Common Stocks (cost $151,634,788)			233,640,286
Other Investment - 34.6%	Shares		Value ($)
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	4,984,927	[d]	41,973,085
Dreyfus Institutional Preferred Plus Money Market Fund	964,721	[e]	964,721
Dreyfus Research Growth Fund, Cl. Y	2,736,059	[d]	38,578,425

Other Investment - 34.6% (continued)	Shares	Value ($)
Registered Investment Company; (continued)
Dreyfus Strategic Value Fund, Cl. Y	1,214,361 [d]	42,369,070
(cost $120,457,020)		123,885,301
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,824,758)	2,824,758 [e]	2,824,758
Total Investments (cost $274,916,566)	100.7%	360,350,345
Liabilities, Less Cash and Receivables	(.7%)	(2,467,819)
Net Assets	100.0%	357,882,526

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $6,786,708 and the value of the collateral held by the fund was $6,900,134, consisting of cash collateral of $2,824,758 and U.S. Government & Agency securities valued at $4,075,376.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated mutual fund.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	34.3
Software & Services	8.6
Pharmaceuticals, Biotechnology & Life Sciences	6.4
Capital Goods	5.8
Energy	4.6
Food, Beverage & Tobacco	4.4
Diversified Financials	4.1
Retailing	3.9
Health Care Equipment & Services	3.3
Technology Hardware & Equipment	3.1
Banks	2.8
Media	2.8
Semiconductors & Semiconductor Equipment	2.7
Materials	2.3
Insurance	1.9
Utilities	1.4
Household & Personal Products	1.1
Money Market Investments	1.1
Real Estate	1.1
Telecommunication Services	1.1
Food & Staples Retailing	1.0
Consumer Services	.9
Transportation	.9
Consumer Durables & Apparel	.6
Automobiles & Components	.3
Commercial & Professional Services	.2
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	227,762,732	-	-	227,762,732
Equity Securities—
Foreign Common
Stocks†	5,877,554	-	-	5,877,554
Mutual Funds	126,710,059	-	-	126,710,059

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members ('Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $85,433,779, consisting of $90,826,811 gross unrealized appreciation and $5,393,032 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick Crowe

            Patrick Crowe

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick Crowe

            Patrick Crowe

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)